          As filed with the Securities and Exchange Commission on April 29, 2009
                                                     1933 Act File No. 333-30810
                                                      1940 Act File No. 811-9819

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Post-Effective Amendment No. 30 [X]

                                       and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940 [X]

                              Amendment No. 31 [X]

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                   P.O. BOX 5501, BOSTON, MASSACHUSETTS 02206
                    (Address of Principal Executive Offices)

                                 (617) 662-3966
                         (Registrant's Telephone Number)

                           Nancy L. Conlin, Secretary
                       State Street Bank and Trust Company
                            4 Copley Place, 5th floor
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Timothy W. Diggins, Esq.
                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):
[X]     Immediately upon filing pursuant to paragraph (b)                         [  ]   On (date) pursuant to paragraph (b)

[  ]    60 days after filing pursuant to paragraph (a)(1)                         [  ]   On (date) pursuant to paragraph (a)(1) Rule
                                                                                  485.

[  ]    75 days after filing pursuant to paragraph (a)(2)                         [  ]  On (date) pursuant to paragraph (a)(2)
                                                                                  of Rule 485.
If appropriate, check the following box:
[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   State Street Institutional Investment Trust

                                   ----------

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
                                  SERVICE CLASS

                                   ----------

                         PROSPECTUS DATED APRIL 30, 2009

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS THREE CLASSES OF SHARES: INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE SERVICE CLASS.

                                TABLE OF CONTENTS

   INTRODUCTION                                                               3
   State Street Institutional Liquid Reserves Fund                            3
   State Street Institutional Tax Free Money Market Fund                      5
   State Street Institutional U.S. Government Money Market Fund               7
   State Street Institutional Treasury Money Market Fund                      9
   State Street Institutional Treasury Plus Money Market Fund                11
   Additional Information About Principal Risks of Investing in the Funds
      and Portfolios                                                         13
   ADDITIONAL INFORMATION ABOUT THE FUNDS' AND PORTFOLIOS' INVESTMENT
      STRATEGIES AND RISKS                                                   15
   MANAGEMENT AND ORGANIZATION                                               19
   SHAREHOLDER INFORMATION                                                   20
   PORTFOLIO HOLDINGS DISCLOSURE                                             23
   SHAREHOLDER SERVICING PAYMENTS                                            23
   PAYMENTS TO FINANCIAL INTERMEDIARIES                                      23
   DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS                           23

INTRODUCTION

Each Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to each Fund and to the respective State Street Master Funds portfolio in which each Fund invests.

Each Fund invests as part of a "master-feeder" structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

A Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

The investment objective of State Street Institutional Liquid Reserves Fund (the "ILR Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). The Fund invests in U.S. dollar-denominated money market securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

The investment objective of the ILR Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The ILR Fund invests substantially all of its investable assets in the State Street Money Market Portfolio (the "Money Market Portfolio" or sometimes referred to in context as the "Portfolio").

The Money Market Portfolio invests in such money market instruments as: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest or principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, such as certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) mortgage- and asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

Quality of Securities. The Money Market Portfolio will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or
(3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Money Market Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

In making investment decisions for the Money Market Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Banking Industry Risk: Adverse developments in the banking industry may cause the Portfolio to underperform other money market funds that invest more broadly across different industries.

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Foreign Investment Risk: The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. Adverse political, regulatory, market, or economic developments in foreign countries can affect the ability of such issuers to meet their payment obligations.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Mortgage-Backed and Asset-Backed Securities Risk: Prepayment rates on mortgage- and asset-backed securities may reduce the Portfolio's yield.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies or instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     - Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

THE ILR FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and table below provide some indication of the risks of investing in the ILR Fund (as represented by the performance of the Fund's Institutional Class) by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Please call (877) 521-4083 for the Fund's current 7-day yield.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

BAR CHART:

2005:   3.19%
2006:   5.07%
2007:   5.28%
2008:   2.82%

During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/2006) and the lowest return for a quarter was 0.50% (quarter ended 12/31/2008).

AVERAGE ANNUAL TOTAL RETURN*

                                                  SINCE THE INCEPTION
                                 PAST 1-YEAR        DATE OF THE FUND
                                (PERIOD ENDED          ANNUALIZED
                             DECEMBER 31, 2008)    (AUGUST 12, 2004)
                             ------------------   -------------------
State Street Institutional
   Liquid Reserves Fund-
   Institutional Class              2.82%                3.87%

----------
* Certain expenses incurred by the ILR Fund were reimbursed during the period. Without this reimbursement, the Fund's performance would have been lower.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Service Class of the ILR Fund. As a shareholder in the Money Market Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Other Expenses(2)                         0.07%
                                          ----
Total Annual Fund Operating Expenses(3)   0.17%

(1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year and include shareholder servicing fees payable by the Fund at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Service Class, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

(3) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$17        $55       $96       $218

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

The investment objective of State Street Institutional Tax Free Money Market Fund (the "Tax Free Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

The investment objective of the Tax Free Fund as stated above is fundamental, which means that it may not be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Tax Free Fund invests substantially all of its investable assets in the State Street Tax Free Money Market Portfolio (the "Tax Free Portfolio" or sometimes referred to in context as the "Portfolio").

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets under normal market conditions in municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include, among other things, general obligation bonds and notes, revenue bonds and notes, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio may buy or sell securities on a when-issued or forward commitment basis. The Portfolio may also invest in other mutual funds, subject to regulatory limitations, that invest in such obligations.

The Tax Free Portfolio may invest up to 20% of its assets in federally taxable money market instruments, including securities issued by or guaranteed by the U.S. government or its agencies or instrumentalities, privately issued money market instruments, certificates of deposit, commercial paper and repurchase agreements.

Quality of Securities. The Tax Free Portfolio will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible securities" under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two NRSROs;
(2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Tax Free Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

In making investment decisions for the Tax Free Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Municipal Obligations Risk: Municipal obligations are affected by economic, business or political developments that affect issuers of these obligations.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - Tax Risk: Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of interest paid on municipal bonds held by the Portfolio.

THE TAX FREE FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund (as represented by the performance of the Fund's Institutional Class) by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Please call (877) 521-4083 for the Fund's current 7-day yield.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

BAR CHART:

2008:   2.31%

During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.49% (quarter ended 12/31/2008).

AVERAGE ANNUAL TOTAL RETURN*

                                                  SINCE THE INCEPTION
                                 PAST 1-YEAR        DATE OF THE FUND
                                (PERIOD ENDED          ANNUALIZED
                             DECEMBER 31, 2008)    (FEBRUARY 7, 2007)
                             ------------------   -------------------
State Street Institutional
   Tax Free Money Market
   Fund                             2.31%                2.87%

----------
* Certain expenses incurred by the Tax Free Money Market Fund were reimbursed during the period. Without this reimbursement the Fund's performance would have been lower.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Service Class of the Tax Free Fund. As a shareholder in the Tax Free Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Other Expenses(2)                         0.14%
                                          ----
Total Annual Fund Operating Expenses(3)   0.24%
                                          ====

(1) This fee is the investment advisory fee paid by the Tax Free Portfolio to the Adviser.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year and include shareholder servicing fees payable by the Fund at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Service Class, as well as professional and administrative fees payable by the Tax Free Portfolio and the Fund.

(3) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Tax Free Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$24        $77       $135      $308

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

The investment objective of State Street Institutional U.S. Government Money Market Fund (the "U.S. Government Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

The investment objective of the U.S. Government Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The U.S. Government Fund invests substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "U.S. Government Portfolio" or sometimes referred to in context as the "Portfolio").

The U.S. Government Portfolio attempts to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. government securities") or in repurchase agreements collateralized by U.S. government securities. Although some U.S. government securities are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the government agency or instrumentality issuing or guaranteeing the securities. Under normal market conditions, the Portfolio will invest substantially all of its assets in U.S. government securities and in repurchase agreements collateralized by such securities. Shareholders would receive at least 60 days notice prior to any change to this policy.

Quality of Securities. The U.S. Government Portfolio will limit its portfolio investments to U.S. government securities and repurchase agreements collateralized by U.S. government securities which, at the time of acquisition, the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The U.S. Government Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

Repurchase Agreements. The U.S. Government Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

In making investment decisions for the U.S. Government Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks and other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

THE U.S. GOVERNMENT FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund (as represented by the performance of the Fund's Institutional Class) by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Please call (877) 521-4083 for the Fund's current 7-day yield.

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

BAR CHART:

2008:   2.17%

During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 03/31/2008) and the lowest return for a quarter was 0.25% (quarter ended 12/31/2008).

AVERAGE ANNUAL TOTAL RETURN

                                                  SINCE THE INCEPTION
                                 PAST 1-YEAR        DATE OF THE FUND
                                (PERIOD ENDED          ANNUALIZED
                             DECEMBER 31, 2008)    (OCTOBER 25, 2007)
                             ------------------   -------------------
State Street Institutional
   U.S. Government Money
   Market Fund                      2.17%                2.53%

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Service Class of the U.S. Government Fund. As a shareholder in the U.S. Government Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Other Expenses(2)                         0.08%
                                          ----
Total Annual Fund Operating Expenses(3)   0.18%
                                          ====

(1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year and include shareholder servicing fees payable by the Fund at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Service Class, as well as professional and administrative fees payable by the U.S. Government Portfolio and the Fund.

(3) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$18        $58       $101      $231

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

The investment objective of State Street Institutional Treasury Money Market Fund (the "Treasury Fund" or sometimes referred to in context as the "Fund") is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

The investment objective of the Treasury Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Treasury Fund invests substantially all of its investable assets in the State Street Treasury Money Market Portfolio (the "Treasury Portfolio" or sometimes referred to in context as the "Portfolio").

The Treasury Portfolio attempts to meet its investment objective by investing exclusively in direct obligations of the U.S. Treasury with maturities of 397 calendar days or less. These direct obligations include U.S. Treasury bonds, bills and notes.

Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

In making investment decisions for the Treasury Portfolio, the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

THE TREASURY FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and table below provide some indication of the risks of investing in the Treasury Fund (as represented by the performance of the Fund's Institutional Class) by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Please call (877) 521-4083 for the Fund's current 7-day yield.

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

BAR CHART:

2008:   1.24%

During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.07% (quarter ended 12/31/2008).

AVERAGE ANNUAL TOTAL RETURN

                                                  SINCE THE INCEPTION
                                 PAST 1-YEAR        DATE OF THE FUND
                                (PERIOD ENDED          ANNUALIZED
                             DECEMBER 31, 2008)    (OCTOBER 25, 2007)
                             ------------------   -------------------
State Street Institutional
   Treasury Money Market
   Fund                             1.24%                1.55%

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Service Class of the Treasury Fund. As a shareholder in the Treasury Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Other Expenses(2)                         0.09%
                                          ----
Total Annual Fund Operating Expenses(3)   0.19%
                                          ====

(1) This fee is the investment advisory fee paid by the Treasury Portfolio to the Adviser.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year and include shareholder servicing fees payable by the Fund at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Service Class, as well as professional and administrative fees payable by the Treasury Portfolio and the Fund.

(3) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$19        $61       $107      $244

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the "Treasury Plus Fund" or sometimes referred to in context as the "Fund") is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

The investment objective of the Treasury Plus Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Treasury Plus Fund invests substantially all of its investable assets in the State Street Treasury Plus Money Market Portfolio (the "Treasury Plus Portfolio" or sometimes referred to in context as the "Portfolio").

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The Portfolio will provide shareholders with at least 60 days notice prior to any change to this 80% policy.

Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Plus Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

Repurchase Agreements. The Treasury Plus Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

In making investment decisions for the Treasury Plus Portfolio, the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

THE TREASURY PLUS FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund (as represented by the performance of the Fund's Institutional Class) by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Please call (877) 521-4083 for the Fund's current 7-day yield.

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

BAR CHART:

2008:   1.55%

During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.03% (quarter ended 12/31/2008).

AVERAGE ANNUAL TOTAL RETURN

                                                  SINCE THE INCEPTION
                                 PAST 1-YEAR        DATE OF THE FUND
                                (PERIOD ENDED          ANNUALIZED
                             DECEMBER 31, 2008)    (OCTOBER 25, 2007)
                             ------------------   -------------------
State Street Institutional
   Treasury Plus Money
   Market Fund                      1.55%                1.93%

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Service Class of the Treasury Plus Fund. As a shareholder in the Treasury Plus Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Other Expenses(2)                         0.10%
                                          ----
Total Annual Fund Operating Expenses(3)   0.20%
                                          ====

(1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year and include shareholder servicing fees payable by the Fund at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Service Class, as well as professional and administrative fees payable by the Treasury Plus Portfolio and the Fund.

(3) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$20        $64       $113      $257

ADDITIONAL INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

Additional information about risks associated with some of the Funds' and Portfolios' investment policies and investment strategies is provided below.

     - Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations. [ILR Fund]

     - Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer's stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. [ILR Fund]

     - Interest Rate Risk. During periods of rising interest rates, a Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, a Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk. [All Funds]

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of a Portfolio to transact in securities at advantageous prices can be greatly limited when liquidity is limited in the market and a Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by a Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolios invest have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period. [All Funds]

     - Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund's or Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

     - Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in another mutual fund (a Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund's investment in the Master Portfolio at a time when it might otherwise not choose to do so. [All Funds]

     - Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Funds. [All Funds]

     - Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset- backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may be extended because of slower-than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly knows as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly knows as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. [ILR FUND]

     - Municipal Obligations Risk. The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Because many municipal obligations are issued to finance specific projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer's general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. There is greater credit risk if investors can look only to the revenue generated by a project or the operator of the project because of the relatively limited source of revenue. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Portfolio to be taxable and resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Portfolio holding municipal obligations may therefore be more dependent on the analytical abilities of the Portfolio's adviser.

          Municipal obligations may also be subject to call risk (a security could be redeemed prior to maturity) and extension risk (a security's duration could lengthen due to the deceleration of payments). [Tax Free Fund]

     - Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio's counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.
          [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

     - U.S. Government Sponsored Enterprises Risk. U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. Investments in U.S. government sponsored enterprises may return less than investments in non-government fixed-income securities. [ILR Fund and U.S. Government Fund]

ADDITIONAL INFORMATION ABOUT THE FUNDS' AND PORTFOLIOS' INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Funds' and Portfolios' current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A Portfolio's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Portfolio invests in asset-backed securities, the values of such Portfolio's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. [ILR Fund]

ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), including investment companies that are sponsored or advised by the Adviser or its parent company, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund's investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

Mortgage-Backed Securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or an investment in a pool secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four unit residential properties, multifamily (i.e., five or more) properties, agricultural properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

Types of mortgage-related securities in which a Portfolio may invest include:
Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs"), Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and Commercial Mortgage-Backed Securities ("CMBS"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. GNMA is authorized to guarantee the timely payment of the principal of an interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (FHA Loans), or guaranteed by the Veterans Administration (VA Loans), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the United States Treasury in an unlimited amount. Each Fannie Mae is issued and guaranteed by FNMA and represents an undivided interest in a pool of mortgage loans formed byFNMA. The principal activity of FHLMC currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates.

In September 2008, Fannie Mae and Freddie Mac (together, the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take steps to support the conservatorship, including steps to shore up the entities' capital base and funding to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by the GSEs will be successful.

Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Portfolio may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

A Portfolio may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Portfolio may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. [ILR Fund]

Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk. A municipal bond, like a bond issued by a corporation or the U.S. government, obligates the obligor on the bond to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges. [Tax Free Fund]

Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). This commercial paper is commonly called "Section 4(2) paper." A Portfolio may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio's limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information ("SAI") addresses the Funds' and Portfolios' limitation on illiquid securities. [ILR Fund]

Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. A Portfolio will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service. [Tax Free Fund]

Temporary Guarantee Program. The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. The Program was initially due to expire on December 18, 2008, and has been extended by the U.S. Treasury Department until September 18, 2009. The ILR Fund and the Tax Free Fund have elected to participate in the Program through September 18, 2009, the Program's termination date. With respect to shareholders of the ILR Fund and Tax Free Fund (each, a "Participating Money Market Fund"), the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance in a Participating Money Market Fund as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating Money Market Funds, is limited to the assets of the federal government's Exchange Stabilization Fund, which are approximately $50 billion. The Funds are responsible for payment of fees required to participate in the Program. [ILR Fund and Tax Free Fund]

U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S.

Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk (as described above under "Mortgage-Backed Securities"), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund, Treasury Fund and Treasury Plus Fund]

Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. A Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio's maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to a Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolios invest, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk. [ILR Fund, Tax Free Fund and U.S. Government Fund]

Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio's holdings in temporary defensive positions may be inconsistent with the Portfolio's principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Funds are separate diversified series of the Trust. The Portfolios in which the Funds invest are separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Funds' assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Funds and make investment decisions on the Funds' behalf.

The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding master portfolio. The Adviser does not receive any fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding master portfolio or in another investment company. The Adviser places all orders for purchases and sales of the master portfolios' investments.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds' annual report dated December 31, 2008.

The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

The Transfer Agent and Dividend Disbursing Agent. ALPS Fund Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. ALPS Distributors, Inc. serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value. The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time ("ET") or the close of the New York Stock Exchange (the "NYSE"), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:00 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the "Valuation Time"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days that the Federal Reserve is closed.

Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Purchasing Shares. Investors pay no sales load to invest in the Service Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form and payments which are accepted prior to the Valuation Time will receive the day's NAV and will earn dividends declared on the date of purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The minimum initial investment in Service Class shares of the Funds is $10 million, although the Adviser may waive the minimum in its discretion. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. "Related customer accounts" may include, but are not limited to, accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Fund reserves the right to increase or decrease the minimum amount required. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds' custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of:
$5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 1:00 p.m. ET.

HOW TO PURCHASE SHARES

BY MAIL:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

Fund Name
P.O. Box 13515
Denver, CO 80202

BY TELEPHONE/FAX:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (303) 825-2575. Call the Fund at (866) 392-0869 between the hours of 9:00 a.m. ET and 8:00 p.m. ET to:

- confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

-    request your new account number (initial purchases only),

-    confirm the amount being wired and wiring bank,

- confirm the name and number of the contact person in connection with the order at the wiring bank, and

- receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund),

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

     State Street Bank and
     Trust Company
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 0015-755-2
     Account Name: Fund Name
     Ref: Shareholder Account #
     Ref: Shareholder Name

On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted.

YOU WILL NOT BE ABLE TO REDEEM SHARES FROM THE ACCOUNT UNTIL THE ORIGINAL APPLICATION HAS BEEN RECEIVED. The Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity.

HOW TO REDEEM SHARES

BY MAIL
Send a signed letter to:

     Fund Name
     P.O. Box 13515
     Denver, CO 80202

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See "Medallion Guarantees" below.

BY TELEPHONE

Please Call (866) 392-0869 between the hours of 9:00 a.m. and 8 p.m. ET.

The Funds will need the following information to process your redemption request:

-    name(s) of account owners;

-    account number(s);

-    the name of the Fund;

-    your daytime telephone number; and

-    the dollar amount, percentage or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

     -    Your account address has changed within the last 10 business days.

     - Redemption proceeds are being transferred to an account with a different registration.

     - A wire is being sent to a financial institution other than the one that has been established on your Fund account.

     -    Other unusual situations as determined by the Funds' transfer agent.

All redemption requests regarding shares of the Funds placed after 3:00 p.m. may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, an FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone and Internet Transactions. You may choose to access your account 24 hours a day and conduct transactions in the Funds via web interface secure account access. All shareholder transaction orders via the Internet are processed at the NAV next determined after your transaction order is received in good order. To learn more and sign up for online account access, please see the website at www.sttfunds.com. Telephone and Internet transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure Internet browser. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted via the Internet or by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and
(iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted via the Internet or by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

The Funds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund's portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds' shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds' shareholders.

The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds' portfolio holdings disclosure policy is described in the SAI.

SHAREHOLDER SERVICING PAYMENTS

The Funds' Service Class shares generally are sold to clients of financial intermediaries ("Service Organizations"), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service Organizations for services provided at an annual rate of up to 0. 05% of a Fund's average daily net assets attributable to the service organization.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends" described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions from the Tax Free Fund properly designated as "exempt-interest dividends" are not generally subject to federal income tax, including the federal alternative minimum tax for both individual and corporate shareholders, but may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund's income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund's net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented because Service Class shares of the Funds had not commenced operations as of the date of this Prospectus.

For more information about the Funds:

The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders.

The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling (877) 521-4083. The Funds' website address is https://www.sttfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                                   PROSPECTUS

                                 APRIL 30, 2009

                               VAN ECK MONEY FUND

                         INVESTMENT CLASS SHARES OF THE
           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

                     ADVISED BY SSGA FUNDS MANAGEMENT, INC.,
                    A SUBSIDIARY OF STATE STREET CORPORATION

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN VAN ECK MONEY FUND, A PRIVATE LABEL OF THE STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (THE "FUND"), IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                TABLE OF CONTENTS

ABOUT THE FUND                                                                 3
   State Street Institutional Treasury Plus Money Market Fund-Investment
      Class                                                                    3
   Additional Information about the Fund's and Portfolio's Investment
      Strategies and Risks                                                     6
   Portfolio Holdings Disclosure                                               7
   Management and Organization                                                 7
SHAREHOLDER  INFORMATION                                                       7
   Determination of Net Asset Value                                            7
   Class Expenses and Distribution and Shareholder Servicing Payments          8
   Payments to Financial Intermediaries                                        9
   Dividends, Distributions and Tax Considerations                             9
   Purchases, Redemptions, Exchanges and Transfers in the Van Eck Money
      Fund                                                                     9
   FINANCIAL HIGHLIGHTS                                                       13

ABOUT THE FUND

           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

INTRODUCTION

     The State Street Institutional Treasury Plus Money Market Fund (the "Treasury Plus Fund" or "Fund") is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the State Street Treasury Plus Money Market Portfolio (the "Treasury Plus Portfolio" or "Portfolio") a series of the State Street Master Funds, a registered investment company in which the Fund invests. The Van Eck Money Fund is a private label of the Investment Class shares of the Fund, which is advised by the Adviser.

     The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

     The Fund can withdraw its investment in the Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objective of the Portfolio changed so that they were inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another master portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

INVESTMENT OBJECTIVE

     The investment objective of State Street Institutional Treasury Plus Money Market Fund is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Plus Fund invests substantially all of its investable assets in the Portfolio.

     The Portfolio attempts to meet its investment objective by investing in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Portfolio invests at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The Portfolio will provide shareholders with at least 60 days notice prior to any change to this 80% policy.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable Securities and Exchange Commission ("SEC") regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the Treasury Plus Portfolio the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below.

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk. An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration, but would reduce its value by approximately fifteen dollars if it had a 15-year duration.

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of the Portfolio to transact in securities at advantageous prices can be greatly limited when liquidity is limited in the market and the Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by the Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolio invests have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period.

     - Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund's or Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio's portfolio holdings. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The Portfolio has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser will monitor developments and seek to manage the Portfolio in a manner consistent with achieving the Portfolio's investment objective; however, there can be no assurance that it will be successful in doing so.

     - Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (the Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master fund to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the

          Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise not choose to do so.

     - Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund.

     - Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security at one price from a seller and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

     - Security Selection Risk. Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     THE TREASURY PLUS FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (800) 544-4653 for the Fund's current 7-day yield.

           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

BAR CHART:

2008: 1.27%

During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.01% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                                                                     SINCE THE INCEPTION
                                                                    PAST 1-YEAR        DATE OF THE FUND
                                                                   (PERIOD ENDED          ANNUALIZED
                                                                DECEMBER 31, 2008)    (OCTOBER 25, 2007)
                                                                ------------------   -------------------
State Street Institutional Treasury Plus Money Market Fund...          1.27%               ___1.65%

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                        0.10%
Distribution (12b-1) Fees(2)              0.10%
Other Expenses(3)                         0.31%
                                          ----
Total Annual Fund Operating Expenses(4)   0.51%
                                          ----

(1) This fee is the investment advisory fee paid by the Portfolio to the Adviser.

(2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

(3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

(4) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.

     Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $52      $164      $287      $654

ADDITIONAL INFORMATION ABOUT THE FUND'S AND PORTFOLIO'S INVESTMENT STRATEGIES AND RISKS

     The investment policies described below reflect the Fund's and Portfolio's current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investment policies below:

     Investment in other Investment Companies. The Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), including investment companies that are sponsored or advised by the Adviser or its parent company, to the extent permitted by applicable law or SEC exemptive relief. If the Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund's investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.

     U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

     Temporary Defensive Positions. From time to time, the Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. The Portfolio's holdings in temporary defensive positions may be inconsistent with the Portfolio's principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the SAI.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on the Fund's behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly for compensation paid, at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its master portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the master portfolio or in another investment company. The Adviser places all orders for purchases and sales of the master portfolio's investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2008.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer and Dividend Disbursing Agent. ALPS Fund Services, Inc. is the transfer agent and dividend disbursing agent for the Treasury Plus Fund.

     The Distributor. ALPS Distributors, Inc. serves as the Treasury Plus Fund's distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Treasury Plus Fund determines its NAV per share once each business day at 5:00 p.m. Eastern Time ("ET") except for days when the New York Stock Exchange ("NYSE") closes earlier than its regular closing time (the time when the Fund determines its NAV per share is referred to herein as the "Valuation Time"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are

Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted.

The Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund. The Fund reserves the right to cease accepting investments at any time or to reject any investment order. In addition, the Fund may limit the amount of a purchase order received after 1:00 p.m. E.S.T.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the shares of the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and service providers to the Fund periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading in the Fund's shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Fund or the Fund's shareholders.

     All redemption requests regarding shares of the Fund placed after 3:00 p.m. may only be placed by telephone. The Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. until the next business day. The Fund reserves the right in its discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Fund, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Fund.

CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PAYMENTS

     To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Investment Class shares of the Fund, the Fund makes payments, from the assets attributable to its Investment Class shares, to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% of the Fund's net assets attributable to its Investment Class shares. Because Rule 12b-1 fees are paid out of the Fund's Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges. All Investment Class shareholders share in the expense of Rule 12b-1 fees paid by the Fund. It is expected that the Distributor will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Fund.

     The Fund's Investment Class shares generally are sold to clients of financial intermediaries ("Service Organizations"), including affiliates of the Adviser, as well as Van Eck Securities Corporation, which have entered into shareholder servicing agreements with the Fund or the Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Fund. The Fund will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of the Fund's net assets. The Fund expects to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser, as well as Van Eck Securities Corporation) whose clients or customers invest in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     A purchase or redemption order in the Van Eck Money Fund is effective if it is received in good order and accepted by the shareholder servicing agent for the Van Eck Money Fund, DST Systems, Inc., and is placed before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a business day that the Federal Reserve is open. Your Van Eck Money Fund shares will begin earning dividends as declared by the Fund on the next business day that the Federal Reserve is open after their purchase is effective and will continue to earn dividends as declared by the Fund up to and including the business day that the Federal Reserve is open on which their redemption is effective.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     Dividends from investment income and distributions of net short-term capital gains, if any, are taxable to you as ordinary income under federal income tax laws whether paid in cash or reinvested in additional shares. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.

PURCHASES, REDEMPTIONS, EXCHANGES, AND TRANSFERS IN THE VAN ECK MONEY FUND

THROUGH A BROKER OR AGENT

The Van Eck Money Fund has no sales charge, whether you use a broker or agent or not. Some brokers or agents may charge a fee for their services. Contact your broker or agent for details.

THROUGH VAN ECK'S SHAREHOLDER SERVICING AGENT, DST SYSTEMS, INC. (DST)

You may purchase, redeem, exchange, or transfer ownership of shares directly through DST by mail or telephone, as stated below.

The mailing address at DST is:

     Van Eck Global
     P.O. Box 218407
     Kansas City, MO 64121-8407

For overnight delivery:
     Van Eck Global
     210 W. 10th St., 8th Fl.
     Kansas City, MO 64105-1802

Non-resident aliens cannot make a direct investment to establish a new account in the Van Eck Money Fund, but may invest through their broker or agent and certain foreign financial institutions that have agreements with Van Eck.

To telephone the Van Eck Funds at DST, call Van Eck's Account Assistance at 1-800-544-4653.

PURCHASE BY MAIL

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, starter checks, money orders, travelers checks, cashier checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts. For further details, see the Application or call Account Assistance.

TELEPHONE REDEMPTION--PROCEEDS BY CHECK 1-800-345-8506

If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.

EXPEDITED REDEMPTION--PROCEEDS BY WIRE 1-800-345-8506

If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

WRITTEN REDEMPTIONS

Your written redemption request must include:

-    The Van Eck Money Fund name and account number.

- Number of shares or dollar amount to be redeemed, or a request to sell "all shares."

- Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in case of estates, trusts, guardianships, custodians, partnerships and corporations, as requested by DST.

- Special instructions, including bank wire information or special payee or address.

A signature guarantee for each account holder will be required if:

-    The redemption is for $50,000 or more.

-    The redemption amount is wired.

-    The redemption amount is paid to someone other than the registered owner.

- The redemption amount is sent to an address other than the address of record.

-    The address of record has been changed within the past 30 days.

Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

CHECK WRITING

If your account has the optional Redemption By Check Privilege, you can write checks against your account for a minimum of $250 and a maximum of $5 million. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

TELEPHONE EXCHANGE 1-800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Class A shares of a series of the Van Eck Funds (the "Van Eck Funds"), with no sales charge. [Shares originally purchased into the Van Eck Money Fund (or previously into the Van Eck U.S. Government Money Fund) that paid no sales charge may pay an initial sales charge the first time they are exchanged from the Van Eck Money Fund into Class A shares of the Van Eck Funds.] Shares must be on deposit in your account to be eligible for exchange. For further details regarding exchanges, please see the Application, "Frequent Trading Policy" and "Unauthorized Telephone Requests" below, or call Account Assistance.

WRITTEN EXCHANGES

Written requests for exchange must include:

-    The Van Eck Money Fund name and account number to be exchanged out of

-    The Van Eck Fund to be exchanged into

- Directions to exchange "all shares" or a specific number of shares or dollar amount

- Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships, and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in "Telephone Exchange" above.

TRANSFER OF OWNERSHIP

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.

FREQUENT TRADING POLICY

Your purchase order may be rejected for any reason and your exchange transaction may be limited or rejected if Van Eck Securities Corporation ("Van Eck"), selling agent for the Fund, believes that a shareholder is engaging in market timing activities that are prohibited by Van Eck or the Fund.

UNAUTHORIZED TELEPHONE REQUESTS

Like most financial organizations, Van Eck, the Van Eck Money Fund, DST, and the Distributor may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller's identity and authority to act on the account are not followed. If you do not want to authorize the Telephone Exchange or Redemption Privilege on your eligible account, you must refuse it on the Van Eck Account Application, broker/agent instructions or by written notice to DST. Van Eck, the Van Eck Money Fund, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.

AUTOMATIC INVESTMENT PLAN

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Van Eck Money Fund account. For further details and to request an application, contact Account Assistance.

AUTOMATIC EXCHANGE PLAN

You may authorize DST to periodically exchange a specified dollar amount from your account in the Van Eck Money Fund to Class A shares of the Van Eck Funds. See "Telephone Exchange" above. For further details and to request an Application, contact Account Assistance.

AUTOMATIC WITHDRAWAL PLAN

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Van Eck Money Fund account and mail a check to you for the proceeds. Your Van Eck Money Fund account must be valued at $10,000 or more to establish the Plan. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE

An initial purchase of $1,000 and subsequent purchases of $100 or more are required for non-retirement accounts. There are no purchase minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program. Minimums may be waived for initial and subsequent purchases through "wrap fee" and similar programs offered without a sales charge by certain financial institutions.

ACCOUNT VALUE AND REDEMPTION

If the value of your account falls below $1,000 after the initial purchase, the Van Eck Money Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above.

CERTIFICATES

The Van Eck Money Fund does not issue certificates.

RESERVED RIGHTS

The Van Eck Money Fund reserves the following rights:

-    To suspend sales of shares to the public.

-    To reject any purchase order.

- To reject any exchange request and to modify or terminate exchange privileges.

- To pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of Van Eck or the Adviser, an earlier payment could adversely affect the Van Eck Money Fund or the Treasury Plus Fund.

- To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

CUSTOMER IDENTIFICATION PROGRAM. To help the government fight the funding of terrorism and money laundering activities, federal law requires certain personal information to be obtained from you (or persons acting on your behalf) in order to verify your (or such persons') identity when you open an account, including name, address, date of birth, and other information (which may include certain documents) that will allow your identity to be verified. If this information is not provided, you may not be allowed to open your account. If your identity (or that of another person authorized to act on your behalf) is not verified shortly after your account is opened, or if potentially criminal activity has possibly been identified, the Fund, the Distributor, Van Eck Money Fund, Van Eck Securities Corporation, DST Systems, Inc., and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

REDEMPTIONS IN-KIND. The Van Eck Money Fund reserves the right to make payment in securities rather than cash. If the Treasury Plus Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund's shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

HOUSEHOLDING

If more than one member of a household is a shareholder of any of the funds in the Van Eck Family of Funds, regulations allow single copies of shareholder reports, proxy statements, prospectuses and prospectus supplements to be sent to a shared address for multiple shareholders ("householding"). However, if you prefer to continue to receive such mailings separately now or in the future, please call Van Eck Account Assistance at 1-800-544-4653.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the Fund, since its inception. Certain information reflects financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of the Fund (assuming reinvestment of all dividends and distributions). Information for the prior periods has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period is presented below (A):

                               NET ASSET                      GAIN                     DISTRIBUTIONS    DISTRIBUTIONS
                                 VALUE          NET          (LOSS)      TOTAL FROM       FROM NET           FROM
                               BEGINNING    INVESTMENT         ON        INVESTMENT      INVESTMENT        CAPITAL
PERIOD ENDED DECEMBER 31,      OF PERIOD      INCOME      INVESTMENTS    OPERATIONS        INCOME           GAINS
-------------------------      ---------    ----------    -----------    ----------    -------------    -------------
TREASURY PLUS MONEY MARKET
  FUND
  INVESTMENT CLASS
     2008                        1.0000       0.0126         0.0000(d)     0.0126         (0.0126)               -
     2007(e)                     1.0000       0.0068              -        0.0068         (0.0068)               -



(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results. If not for voluntary expense reimbursements made to the Funds, total returns would have been lower.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)   Amount is less than ($0.00005) per share.

(e)   The Fund's Investment shares commenced operations on October 24, 2007.

*     Annualized.

                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(A)
                             NET ASSET  -----------------------------------------------------------    NET ASSETS
                               VALUE                                       NET         VOLUNTARY         END OF
                                END       TOTAL      GROSS      NET    INVESTMENT       EXPENSE          PERIOD
PERIOD ENDED DECEMBER 31,    OF PERIOD  RETURN(B)  EXPENSES  EXPENSES    INCOME    REIMBURSEMENT(C)  (000S OMITTED)
-------------------------    ---------  ---------  --------  --------  ----------  ----------------  --------------
TREASURY PLUS MONEY MARKET
  FUND
  INVESTMENT CLASS
     2008                      1.0000      1.27%     0.51%     0.40%      1.06%          0.11%         $  215,585
     2007(e)                   1.0000      0.68%     0.60% *   0.60%*     3.55% *           -          $  253,745

                       See Notes to Financial Statements.

For more detailed information, see the Statement of Additional Information
(SAI), which is incorporated by reference into this Prospectus.

Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year ending December 31.

- Call Van Eck at 1-800-826-1115, or visit the Van Eck website at www.vaneck.com to request, free of charge, the annual or semi-annual reports, the SAI, or other information about the Fund.

- Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

- Reports and other information about the Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Van Eck Global
c/o DST Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407

1.800.544.4653

SEC REGISTRATION NUMBER: 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                   ----------

                       STATE STREET EQUITY 2000 INDEX FUND

                                   ----------

                         PROSPECTUS DATED APRIL 30, 2009

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 2000 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

   INTRODUCTION                                                                3
   INVESTMENT OBJECTIVE                                                        3
   PRINCIPAL INVESTMENT STRATEGIES                                             3
   PRINCIPAL RISKS                                                             3
   OTHER INVESTMENT CONSIDERATIONS AND RISKS                                   6
   MANAGEMENT AND ORGANIZATION                                                 6
   SHAREHOLDER INFORMATION
   PORTFOLIO HOLDINGS DISCLOSURE                                               7
   DISTRIBUTION SERVICING PLAN AND PAYMENTS TO FINANCIAL INTERMEDIARIES        7
   DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS                             8
   FINANCIAL HIGHLIGHTS                                                        9

INTRODUCTION

The State Street Equity 2000 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Russell 2000(R) Index (the "Russell 2000 Index" or the "Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

The Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

INVESTMENT OBJECTIVE

The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Russell 2000 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of the State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment policies of the Fund below, you should assume that the investment policies of the Portfolio are the same in all material respects as those of the Fund. There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses a management strategy designed to track the performance of the Russell 2000 Index. The Russell 2000 Index is one of the most widely accepted benchmarks of U.S. small capitalization stock market total return. It includes the smallest 2,000 securities in the Russell 3000(R) Index. (For a discussion of how the securities in the Russell 2000 Index are selected, see "Other Investment Considerations and Risks - The Russell 2000 Index" below).

The Portfolio, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Russell 2000 Index.

The Portfolio may invest in all of the stocks comprising the Russell 2000 Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days' notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or on securities, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

PRINCIPAL RISKS

     - Stock values could decline generally or could under-perform other investments.

     - Because the Russell 2000 Index includes primarily stocks of small-capitalization ("small-cap") companies, the Portfolio's investments consist mainly of stocks of small-cap companies. Returns on investments in stocks of small U.S. companies could be more volatile than, or trail the returns on, investments in stocks of larger or medium capitalization companies.

     - Small companies may be more likely than mid-cap and large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

     - The Portfolio's return may not match the return of the Russell 2000 Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

     - Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "Master Portfolio") with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise choose not to do so.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                     0.10%
Distribution (12b-1) Fees              0.25%
Other Expenses(2)                      0.10%
                                       ----
Total Annual Fund Operating Expenses   0.45%
                                       ----

----------
(1) This fee is the investment advisory fee paid by the Portfolio to the Adviser and represents the estimated total annual net operating expenses of the Portfolio.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
$46      $144

OTHER INVESTMENT CONSIDERATIONS AND RISKS

Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

The Russell 2000 Index. The Russell 2000 Index is composed of 2,000 common stocks, which are selected by Frank Russell Company ("Russell"), based upon market capitalization. Each year on May 31st, Russell ranks the 3,000 largest U.S. stocks by market capitalization in order to create the Russell 3000 Index, which represents approximately 98% of the total U.S. equity market. After the initial list of 3,000 eligible stocks is determined, the shares outstanding for each company are adjusted for corporate cross-ownership and large private holdings. The Russell 2000 Index is a subset of the Russell 3000 Index, representing the smallest 2,000 stocks of the Russell 3000 Index. The purpose of the Russell 2000 Index is to provide a comprehensive representation of the investable U.S. small-capitalization equity market. The inclusion of a stock in the Russell 2000 Index in no way implies that Russell believes the stock to be an attractive investment, nor is Russell a sponsor or in any way affiliated with the Fund or Portfolio. The securities in the Russell 2000 Index, most of which trade on the New York Stock Exchange (the "NYSE") and Nasdaq, represent approximately 8% of the market value of all U.S. common stocks. The Russell 2000 Index only includes common stocks domiciled in the United States and its territories.

Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the Russell 2000 Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio's ability to realize any investment return on such transactions may depend on the counterparty's ability or willingness to meet its obligations.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts ("REITs"). REITs involve certain special risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more volatility than other investments.

Repurchase Agreements. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), and the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral or if the proceeds from the sale of the collateral are insufficient to make the Portfolio whole. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of .10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio's investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund's annual report or semi-annual report, as applicable, after the Fund commences operations.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street "), a subsidiary of State Street Corporation, is the administrator, custodian and transfer and dividend disbursing agent for the Fund.

SHAREHOLDER INFORMATION

Determination of Net Asset Value. The Fund determines its net asset value ("NAV") per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the assets less liabilities of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Master Portfolio owned for more than one year that are properly designated by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Master Portfolio owned for one year or less generally will be taxable to you as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

For more information about STATE STREET EQUITY 2000 INDEX FUND:

The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                   ----------

                             STATE STREET AGGREGATE
                                 BOND INDEX FUND

                                   ----------

                         PROSPECTUS DATED APRIL 30, 2009

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET AGGREGATE BOND INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

   INTRODUCTION

   INVESTMENT OBJECTIVE                                                        3
   PRINCIPAL INVESTMENT STRATEGIES                                             3
   PRINCIPAL RISKS                                                             4
   OTHER INVESTMENT CONSIDERATIONS AND RISKS                                   5
   MANAGEMENT AND ORGANIZATION                                                 6
   SHAREHOLDER INFORMATION                                                     6
   PORTFOLIO HOLDINGS DISCLOSURE                                               7
   DISTRIBUTION SERVICING PLAN AND PAYMENTS TO FINANCIAL INTERMEDIARIES        8
   DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS                             8
   FINANCIAL HIGHLIGHTS                                                        9

INTRODUCTION

The State Street Aggregate Bond Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Barclays Capital U.S. Aggregate Index (the "U.S. Aggregate Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

The Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

INVESTMENT OBJECTIVE

The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the U.S. Aggregate Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of the State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment policies of the Fund below, you should assume that the investment policies of the Portfolio are the same in all material respects as those of the Fund. There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses a management strategy designed to track the performance of the U.S. Aggregate Index. The U.S. Aggregate Index is a well-known fixed-income securities index, that represents investment grade debt securities and includes U.S. government securities, mortgage-backed securities and corporate debt securities.

The Adviser seeks to track the performance of the U.S. Aggregate Index by investing in debt securities and other investments that are representative of the U.S. Aggregate Index as a whole. Due to the large number of securities in the U.S. Aggregate Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Portfolio intends to select securities that the Adviser believes will track the U.S. Aggregate Index in terms of industry weightings, market capitalization and other characteristics. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in securities in the Index. Shareholders will receive 60 days' notice prior to a change in the 80% investment policy.

The Portfolio may make direct investments in U.S. government securities; corporate debt securities; mortgage-backed and other asset-backed securities; commercial paper, notes, and bonds issued by domestic and foreign corporations; and instruments of U.S. and foreign banks, including certificates of deposit, time deposits, letters of credit, and bankers' acceptances. Securities in which the Portfolio invests may be fixed-income securities, zero-coupon securities, or variable rate securities.

In addition, the Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investment directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and options on the U.S. Aggregate Index (or other fixed-income securities indices), if and when they become available. The Portfolio might do so, for example, in order to adjust the interest-rate sensitivity of the Portfolio to bring it more closely in line with that of the Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

PRINCIPAL RISKS

     - Values of fixed-income securities could decline generally in response to changes in interest rates or other factors. In general, the price of a fixed-income security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes than securities with shorter maturities.

     - Returns on investments in fixed-income securities could trail the returns on other investment options, including investments in equity securities.

     - Issuers of the Portfolio's investments may not make timely payments of interest and principal or may fail to make such payments at all.

     - The Portfolio's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return of the Index.

     - Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "Master Portfolio") with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise choose not to do so.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (1)                       0.10%
Distribution (12b-1) Fees                 0.25%
Other Expenses (2)                        0.10%
                                          ----
Total Annual Fund Operating Expenses(3)   0.45%
                                          ----

----------
(1) This fee is the investment advisory fee paid by the Portfolio to the Adviser and represents the estimated total annual net operating expenses of the Portfolio.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
  $46      $144

OTHER INVESTMENT CONSIDERATIONS AND RISKS

Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

The U.S. Aggregate Index. The U.S. Aggregate Index is a well-known bond market index that covers the U.S. investment-grade fixed-income bond market, including government, corporate, mortgage-backed and asset-backed bonds, all with maturities of over one year. Bonds in the Index are weighted according to their market capitalizations. The composition of the Index is determined by Barclays Capital and is based on such factors as the market capitalization of each bond, its remaining time to maturity and quality rating as determined by Moody's Investor Securities, Inc., an outside rating agency, and may be changed from time to time. The Fund and Portfolio are not sponsored, endorsed, sold, or promoted by Barclays Capital, and Barclays Capital makes no representation regarding the advisability of investing in the Fund or Portfolio.

Debt Securities. The values of debt securities generally rise and fall inversely with changes in interest rates. Interest rate risk is usually greater for debt securities with longer maturities. The Portfolio's investments will normally include debt securities with longer maturities, although the Adviser will seek to ensure that the maturity characteristics of the Portfolio as a whole will generally be similar to those of the U.S. Aggregate Index. Mortgage-backed and asset-backed securities are also subject to increased interest rate risk, because prepayment rates on such securities typically increase as interest rates decline and decrease as interest rates rise. Changes in prepayment rates on mortgage-backed and asset-backed securities effectively increase and decrease the Portfolio's average maturity when that is least desirable. The Portfolio will also be subject to credit risk (the risk that the issuer of a security will fail to make timely payments of interest and principal).

Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on securities contained in the U.S. Aggregate Index and options on those futures contracts. A "futures contract" on debt securities (such as U.S. Treasury securities) is a contract to buy or sell the securities at an agreed price on a specified future date. Depending on the change in value of the futures contract between the time when the Portfolio enters into and closes out a future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the underlying security. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio's ability to realize any investment return on such transactions may depend on the counterparty's ability or willingness to meet its obligations.

Repurchase Agreements. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), and the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral or if the proceeds from the sale of the collateral are insufficient to make the Portfolio whole. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

Securities Lending. The Portfolio may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

The Adviser. State Street Global Advisors "SSgA" is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio's investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund's annual report or semi-annual report, as applicable, after the Fund commences operations.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, and Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer and dividend disbursing agent for the Fund.

SHAREHOLDER INFORMATION

Determination of Net Asset Value. The Fund determines its net asset value ("NAV") per share each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). The NAV per share is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the assets less liabilities of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment.

Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosures.

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from investments that the Master Portfolio owned for more than one year that are properly designated by the Fund as capital gain dividends generally will be taxable to you as long-term capital gains. Generally, the Fund does not expect a significant portion of its distributions to be capital gain dividends. For individual taxpayers long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Master Portfolio owned for one year or less generally will be taxable to you as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Fund; however, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares.) Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

For more information about STATE STREET AGGREGATE BOND INDEX FUND:

The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                   ----------

                       STATE STREET EQUITY 400 INDEX FUND

                                   ----------

                         PROSPECTUS DATED APRIL 30, 2009

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 400 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

   INTRODUCTION                                                                3
   INVESTMENT OBJECTIVE                                                        3
   PRINCIPAL INVESTMENT STRATEGIES                                             3
   PRINCIPAL RISKS                                                             4
   OTHER INVESTMENT CONSIDERATIONS AND RISKS                                   5
   MANAGEMENT AND ORGANIZATION                                                 5
   SHAREHOLDER INFORMATION                                                     6
   PORTFOLIO HOLDINGS DISCLOSURE                                               7
   DISTRIBUTION SERVICING PLAN AND PAYMENTS TO FINANCIAL INTERMEDIARIES        7
   DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS                             8
   FINANCIAL HIGHLIGHTS                                                        9

INTRODUCTION

The State Street Equity 400 Index Fund (the "Fund") is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

The Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

INVESTMENT OBJECTIVE

The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index (the "S&P MidCap 400" or the "Index"). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of the State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund. There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio uses a passive management strategy designed to track the S&P MidCap 400. The Index is a well-known stock market index that includes common stocks of 400 mid-sized companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. (For a discussion of how the securities in the S&P MidCap 400 are selected, see "Other Investment Considerations and Risks - The S&P MidCap 400," below.)

The Portfolio is not managed according to traditional methods of "active" management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P MidCap 400.

The Portfolio intends to invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days' notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

PRINCIPAL RISKS

     - Stock values could decline generally or could under-perform other investments.

     - Because the S&P MidCap 400 includes stocks of mainly mid-capitalization ("mid-cap") companies, the Portfolio's investments consist mainly of stocks of mid-cap companies. Returns on investments in mid-cap stocks could be more volatile than, or trail the returns on, investments in larger or smaller capitalization ("large-cap" and "small-cap," respectively) U.S. stocks.

     - Mid-cap companies may be more likely than large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

     - The Portfolio's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

     - Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "Master Portfolio") with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise choose not to do so.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                     0.08%
Distribution (12b-1) Fees              0.25%
Other Expenses(2)                      0.10%
                                       ----
Total Annual Fund Operating Expenses   0.43%
                                       ----

----------
(1) This fee is the investment advisory fee paid by the Portfolio to the Adviser and represents the estimated total annual net operating expenses of the Portfolio.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
 $44__    $138__

OTHER INVESTMENT CONSIDERATIONS AND RISKS

Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

The S&P MidCap 400. The S&P MidCap 400 is a well-known stock market index that includes common stocks of 400 companies from several industrial sectors representing a large cross-section of mid-cap stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Unlike the S&P 500, which is designed to represent the performance of the large-cap sector of the U.S. securities market, the S&P MidCap 400 is designed to represent the performance of the mid-cap sector of the U.S. securities market. Stocks in the S&P MidCap 400 are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies chosen for the S&P MidCap 400 generally have market values between $1 billion and $4 billion, depending upon current equity market valuations. (Stocks in the S&P MidCap 400 will not simultaneously be listed in the S&P 500.) The composition of the S&P MidCap 400 is determined by Standard & Poor's(R) and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)," "S&P," "S&P MidCap 400," "Standard & Poor's 400" and "400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund or the Portfolio.

Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the S&P MidCap 400 and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio's ability to realize any investment return on such transactions may depend on the counterparty's ability or willingness to meet its obligations.

Repurchase Agreements. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), and the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral or if the proceeds from the sale of the collateral are insufficient to make the Portfolio whole. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio's investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund's annual report or semi-annual report, as applicable, after the Fund commences operations.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, and Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer and dividend disbursing agent for the Fund.

SHAREHOLDER INFORMATION

Determination of Net Asset Value. The Fund determines its net asset value ("NAV") per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the assets less liabilities of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Master Portfolio owned for more than one year that are properly designated by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Master Portfolio owned for one year or less generally will be taxable to you as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

For more information about STATE STREET EQUITY 400 INDEX FUND:

The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   State Street Institutional Investment Trust

              STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND

                         Prospectus Dated April 30, 2009

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

   INTRODUCTION                                                                3
   INVESTMENT OBJECTIVE                                                        3
   PRINCIPAL INVESTMENT STRATEGIES                                             3
   PRINCIPAL RISKS                                                             3
   ADDITIONAL INFORMATION ABOUT THE FUNDS' AND PORTFOLIOS' INVESTMENT
      STRATEGIES AND RISKS                                                     5
   MANAGEMENT AND ORGANIZATION                                                 9
   SHAREHOLDER INFORMATION                                                    10
   PORTFOLIO HOLDINGS DISCLOSURE                                              12
   DISTRIBUTION SERVICING PLAN AND PAYMENTS TO FINANCIAL INTERMEDIARIES       12
   DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS                            13
   FINANCIAL HIGHLIGHTS                                                       14

INTRODUCTION

The State Street Institutional Limited Duration Bond Fund (the "Fund") is a mutual fund whose investment objective is to seek high current income and liquidity. The Fund is not a money market fund, and the Fund's net asset value per share will fluctuate. The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to the Fund.

The investment objective of the Fund as stated above is non-fundamental, which means that it may be changed without shareholder approval.

The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

The Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

INVESTMENT OBJECTIVE

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding master portfolio (the "Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. The Adviser is the investment adviser to the Portfolio. In reviewing the investment objective and strategies of the Fund below, you should assume that the investment objective and strategies of the Portfolio are the same in all material respects as those of the Fund. There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a master portfolio, which attempts to meet its objective by investing at least 65% of its assets in a diversified portfolio of dollar-denominated debt securities (those of medium and high quality) and maintains a dollar-weighted average portfolio duration of two years or less. These securities include mortgage related securities, corporate notes, variable and floating rate notes and asset-backed securities. The Portfolio may also invest in derivative instruments, such as futures contracts, options, interest rate swaps, default/credit swaps, total return swaps and other structured investments, as a substitute for investments directly in securities, to adjust the sensitivity of the Portfolio's portfolio of investments to changes in interest rates, or otherwise to increase the Portfolio's investment return. The Adviser will actively trade the Portfolio's portfolio securities in an attempt to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase the Portfolio's investment return.

Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization ("NRSRO"); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Adviser determines that to be in the best interest of the Portfolio.

PRINCIPAL RISKS

     - Asset-Backed Securities Risk. Asset-backed securities are obligations whose principal and interest payments are supported or collateralized by pools of other assets, such as automobile loans, credit card receivables or leases. Defaults on the underlying assets may impair the value of an asset-backed security. There may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets. Asset-backed securities are also subject to prepayment risk, described below.

     - Call Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen, for example, when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

     - Credit/Default Risk. An issuer or guarantor of a fixed-income security held by the Portfolio, or the obligor on a derivative instrument held by the Portfolio, may default or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

     - Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security.

     - Foreign Investment Risk. The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer's stock, the Portfolio can avoid currency risks during the settlement period for either purchases or sales.

     - Interest Rate Risk. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. The longer the duration of the security, the more sensitive the security is to this risk.

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of the Portfolio to transact in securities at advantageous prices may be greatly limited when liquidity is limited in the market and the Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by the Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolio invests have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period of time.

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "Master Portfolio") with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise choose not to do so.

     - Mortgage-Backed Securities Risk. Mortgage-backed securities represent a participation in, or an investment in a pool secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans. Traditional debt instruments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed instruments typically include both interest and partial payment of principal. These securities may have less potential for capital appreciation and prepayment rates on mortgage-backed securities may reduce the Portfolio's yield.

     - Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Portfolio to reinvest in lower yielding securities.

     - Sector Risk. The risk that the Portfolio concentrates its investment in specific industry sectors that have historically experienced substantial price volatility. The Portfolio is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Portfolio may lack sufficient market liquidity to enable the Portfolio to sell the securities at an advantageous time or without a substantial drop in price.

     - U.S. Government Sponsored Enterprises Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time pays its own fees and expenses. The table and the Example reflect the estimated expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                     0.10%
Distribution (12b-1) Fees              0.05%
Other Expenses(2)                      0.23%
                                       ----
Total Annual Fund Operating Expenses   0.38%
                                       ----

(1) This fee is the investment advisory fee paid by the Portfolio to the Adviser and represents the estimated total annual net operating expenses of the Portfolio.

(2)  Other Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 YEAR   3 YEARS
------   -------
$20        $96

ADDITIONAL INFORMATION ABOUT THE FUND'S AND PORTFOLIO'S INVESTMENT STRATEGIES AND RISKS

The investment policies described below reflect the Fund's and Portfolio's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. The Portfolio's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Portfolio invests in asset-backed securities, the values of the Portfolio's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

The Portfolio may gain investment exposure to mortgage-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Portfolio may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

Futures Contracts and Options on Futures. To invest cash for purposes of hedging the Portfolio's other investments, the Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Portfolio may also purchase futures and options if cheaper than the underlying stocks or bonds.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a Financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net at variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with a custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

When trading futures contracts, the Portfolio will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures. The Portfolio's transactions, if any, in options, futures, options on futures and equity swaps involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Please see Derivatives Risk in the Principal Risks section.

Government Securities. U.S. Government securities include U.S. Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the U.S. Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Interest Rate Swaps, Default/Credit Swaps, Total Return Swaps, and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Default/credit swaps involve the receipt of floating or fixed-rate payments in exchange for assuming potential credit losses of an underlying security. Default/credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Total return swaps involve the receipt or payment of the "total return" of a defined underlying asset in exchange for the payment or receipt of a cash flow based on a predetermined floating rate. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. The Portfolio may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate and default/credit swaps and total return swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values or interest rates, the investment performance of the Portfolio would be less favorable than it would have been if these investment techniques were not used. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Please see Derivative Risk in the Principal Risks section.

Mortgage-Backed Securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or an investment in a pool secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four unit residential properties, multifamily (i.e., five or more) properties, agricultural properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

Types of mortgage-related securities in which the Portfolio may invest include:
Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs"), Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and Commercial Mortgage-Backed Securities ("CMBS"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. GNMA is authorized to guarantee the timely payment of the principal of an interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (FHA Loans), or guaranteed by the Veterans Administration (VA Loans), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the United States Treasury in an unlimited amount. Each Fannie Mae is issued and guaranteed by FNMA and represents an undivided interest in a pool of mortgage loans formed byFNMA. The principal activity of FHLMC currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates.

In September 2008, Fannie Mae and Freddie Mac (together, the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take steps to support the conservatorship, including steps to shore up the entities' capital base and funding to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by the GSEs will be successful.

Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Portfolio may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

Options on Securities. The Portfolio may write and purchase covered put and call options on securities in which it may directly invest. The total amount of premiums paid by the Portfolio for all put and call options held by it at any time will not exceed 5% of the value of the Portfolio's total assets. Further, the Portfolio will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral deliverable under its outstanding options would exceed 25% of the value of the Portfolio's total assets.

Portfolio Duration. The Portfolio will maintain a dollar-weighted average portfolio duration of two years or less. Duration is a measure of the price sensitivity of a security to changes in interest rates. Unlike maturity, which measures the period of time until final payment is to be made on a security, duration measures the dollar-weighted average maturity of a security's expected cash flows (i.e., interest and principal payments), discounted to their present values, after giving effect to all maturity shortening features, such as call or redemption rights. With respect to a variable or floating-rate instrument, duration is adjusted to indicate the price sensitivity of the instrument to changes in the interest rate in effect until the next reset date. For substantially all securities, the duration of a security is equal to or less than its stated maturity.

Repurchase Agreements. The Portfolio enters into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio's original purchase price plus interest within a specified time. Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. If the other party or "seller" defaults, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, the Portfolio may be delayed or prevented from recovering the collateral.

Section 4(2) Commercial Paper and Rule 144A Securities. The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). This commercial paper is commonly called "Section 4(2) paper." The Portfolio may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of the Portfolio's limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information ("SAI") addresses the Fund's and Portfolio's limitation on illiquid securities.

Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio's maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to the Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolio invests, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.

Temporary Defensive Strategies. At times, the Adviser may judge that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may hold assets in cash and cash equivalents and in other investments that the Adviser believes to be consistent with the Portfolio's best interests. Taking such a temporary defensive position may result in the Portfolio not achieving its investment objective.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended (the "1940 Act"). SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, at an annual rate of .10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio's investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund's annual report or semi-annual report, as applicable, after the Fund commences operations.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

The Transfer Agent and Dividend Disbursing Agent. ALPS Fund Services, Inc. is the transfer agent and dividend disbursing agent.

SHAREHOLDER INFORMATION

Determination of Net Asset Value. The Fund determines the net asset value ("NAV") per share once each business day as of the close of the regular trading session of the New York Stock Exchange (the "NYSE"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on days that the Federal Reserve is closed. The NAV per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with procedures approved by the Board of Trustees. Because foreign securities sometimes trade on days when Fund shares are not priced, the value of the Fund's portfolio may change on days when Fund shares cannot generally be purchased or redeemed. Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost.

Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund. All purchase orders will begin earning dividends the following business day after the purchase date.

The minimum initial investment in the Fund is $5 million, although the Adviser may waive the minimum in its discretion. Holdings of all customer accounts of each Intermediary shall be aggregated for determining these account balances. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) received by the Fund before the order will be accepted. The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

BY MAIL:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

SS Institutional Limited Duration Bond Fund
P.O. Box 13515
Denver, CO 80202

BY TELEPHONE/FAX:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (303) 825-2575. Call the Fund at (866) 392-0869 between the hours of 9:00 a.m. ET and 8:00 p.m. ET to:

- confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

-    request your new account number (initial purchases only),

-    confirm the amount being wired and wiring bank,

- confirm the name and number of the contact person in connection with the order at the wiring bank, and

- receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund),

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank & Trust Co.
One Lincoln Street
Boston, MA 02111
ABA# 011000028
DDA# 0015-755-2
Account Name: SS Institutional Limited Duration Bond Fund
Ref: Shareholder Account #
Ref: Shareholder Name

You will not be able to redeem shares from the account until the original Application has been received. The Fund and its agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. Payments of redemption proceeds ordinarily will be sent the next business day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

If you are redeeming some, but not all, of your shares, your remaining account balance should be above $1,000,000 and subsequent purchases of shares of the Fund may be rejected unless, after such purchase, your account balance will be at or greater than $1,000,000. A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Fund reserves the right to modify or waive its minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity. Notification will be sent to the shareholder giving the shareholder 60 days to increase the account to the required minimum or the account may be closed.

BY MAIL

Send a signed letter to:

SS Institutional Limited Duration Bond Fund
P.O. Box 13515
Denver, CO  80202

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See "Medallion Guarantees" below.

BY TELEPHONE

(866) 392-0869

Between the hours of 9:00 a.m. and 8:00 p.m. ET.

The Fund will need the following information to process your redemption request:

     -    name(s) of account owners;

     -    account number(s);

     -    the name of the Fund;

     -    your daytime telephone number; and

     -    the dollar amount, percentage or number of shares being redeemed.

On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares, except the 9:00 a.m. ET beginning time.

Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

     -    Your account address has changed within the last 10 business days.

     -    A wire is being made payable to someone other than the account owner.

     - Redemption proceeds are being transferred to an account with a different registration.

     - A wire is being sent to a financial institution other than the one that has been established on your Fund account.

     -    Other unusual situations as determined by the Fund's transfer agent.

The Fund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay a redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone and Internet Transactions. You may choose to access your account 24 hours a day and conduct transactions in the Fund via web interface secure account access. All shareholder transaction orders via the Internet are processed at the NAV next determined after your transaction order is received in good order. To learn more and sign up for online account access, please see the website at https://www.sttfunds.com. Telephone and Internet transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund's agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted via the Internet or by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and
(iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted via the Internet or by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

The Fund may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading in the Fund's shares by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund's portfolio holdings disclosure policy is described in the SAI.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.05%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors should consult the SAI for more information.

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) investments that the Master Portfolio owned for more than one year that are properly designated by the Fund as capital gain dividends generally will be taxable to you as long-term capital gains. The Fund does not expect a significant portion of its distributions to be capital gain dividends. For individual taxpayers, long-term capital gain rates have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Master Portfolio owned for one year or less generally will be taxable to you as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain , provided holding period and other requirements are met by both the shareholder and the Fund; however, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

For more information about STATE STREET INSTITUTIONAL LIMITED DURATION BOND
FUND:

The Fund's SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (866) 392-0869. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                           STATE STREET INSTITUTIONAL
                              U.S. GOVERNMENT MONEY
                                   MARKET FUND


                               INSTITUTIONAL CLASS

                                 offered through

                                 (COMPANY LOGO)

                                 April 30, 2009

                                   Prospectus

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN THE STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (THE "FUND") IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE FUND OFFERS TWO CLASSES OF SHARES: INSTITUTIONAL CLASS AND INVESTMENT CLASS. THIS PROSPECTUS RELATES ONLY TO THE INSTITUTIONAL CLASS.

                                TABLE OF CONTENTS


  Introduction           3
  Principal
     Investment
     Strategies          3
  Principal Risks of
     Investing in
     U.S. Government
     Money Market
     Fund                4
  Additional
     Information
     about the
     Fund's and
     Portfolio's
     Investment
     Strategies and
     Risks               8
  Management and
     Organization       10
  Purchasing and
     Redeeming
     Shares             11
  Portfolio Holdings
     Disclosure         14
  Payments to
     Financial
     Intermediaries     14
  Dividends,
     Distributions
     and Tax
     Considerations     14
  Financial
     Highlights         15

INTRODUCTION

     The State Street Institutional U.S. Government Money Market Fund (the "U.S. Government Money Market Fund" or the "Fund") is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the State Street Master Funds portfolio in which the Fund invests.

     The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (the "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio.

     The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objective of the Master Portfolio changed so that they were inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

     The investment objective of the Fund is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and repurchase agreements collateralized by U.S. government securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "Portfolio").

     The Portfolio attempts to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. government securities") or in repurchase agreements collateralized by

U.S. government securities. Although some U.S. government securities are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the government agency or instrumentality issuing or guaranteeing the securities. Under normal market conditions, the Portfolio will invest substantially all of its assets in U.S. government securities and in repurchase agreements collateralized by such securities. Shareholders would receive at least 60 days notice prior to any change to this policy.

     Quality of Securities. The Portfolio will limit its portfolio investments to U.S. government securities and repurchase agreements collateralized by U.S. government securities which, at the time of acquisition, the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the U.S. Government Portfolio the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below.

PRINCIPAL RISKS OF INVESTING IN THE U.S. GOVERNMENT MONEY MARKET FUND

     - Credit/Default Risk. An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration, but would reduce its value by approximately fifteen dollars if it had a 15-year duration.

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of the Portfolio to transact in securities at advantageous prices can be greatly limited when liquidity is limited in the market and the Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by the Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolio invests have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period.

     - Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund's or Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio's portfolio holdings. Furthermore, volatile financial markets can expose the

       Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The Portfolio has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser will monitor developments and seek to manage the Portfolio in a manner consistent with achieving the Portfolio's investment objective; however, there can be no assurance that it will be successful in doing so.

     - Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (a Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise not choose to do so.

     - Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund.

     - Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security at one price from a seller and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks and other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk:   U.S. government securities
       are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. Investments in U.S. government sponsored enterprises may return less than investments in non-government fixed-income securities.

     THE U.S. GOVERNMENT FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  2.17




     During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.25% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                                            SINCE THE INCEPTION
                                           PAST 1-YEAR        DATE OF THE FUND
                                          (PERIOD ENDED          ANNUALIZED
                                       DECEMBER 31, 2008)     OCTOBER 25, 2007
                                       ------------------   -------------------
State Street Institutional U.S.
  Government Money Market Fund.......         2.17%                 2.53%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)                                  0.10%
Other Expenses                                      0.03%
                                                    ----
Total Annual Fund Operating Expenses(2)             0.13%
                                                    ====



     (1) This fee is the investment advisory fee paid by the Portfolio to the Adviser.

     (2) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $13       $42        $73        $166


ADDITIONAL INFORMATION ABOUT THE FUND'S AND PORTFOLIO'S INVESTMENT STRATEGIES AND RISKS

     The investment policies described below reflect the Fund's and Portfolio's current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investment policies below:

     Investment in other Investment Companies. The Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), including investment companies that are sponsored or advised by the Adviser or its parent company, to the extent permitted by applicable law or SEC exemptive relief. If the Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund's investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.

     U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

     Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by the Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio's maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to the Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolio invests, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.

     Temporary Defensive Positions. From time to time, the Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. The Portfolio's holdings in temporary defensive positions may be inconsistent with the Portfolio's principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust. The Master Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on the Fund's behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its Master Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Master Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Master Portfolio's investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2008.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer and Dividend Disbursing Agent. ALPS Fund Services, Inc. is the transfer agent and dividend disbursing agent.

     The Distributor: ALPS Distributors, Inc. serves as the Fund's distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

PURCHASING AND REDEEMING SHARES

     Determination Of Net Asset Value. The U.S. Government Money Market Fund determines its NAV per share once each business day at 5:00 p.m. Eastern Time ("ET") except for days when the New York Stock Exchange ("NYSE") closes earlier than its regular closing time (the time when the Fund determines its NAV per share is referred to herein as the "Valuation Time"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days that the Federal Reserve is closed.

     The Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Purchasing Shares. Institutional Class shares of the Fund are sold at NAV. You can buy and redeem your Institutional Class shares of the Fund at NAV through Commonfund Securities, Inc. (Commonfund), as described below, on any day the NYSE is open pursuant to the Fund's procedures.

     To open an account, please send your completed New Account Application to Commonfund Securities, Inc. (ATTN: Account Services), 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812. All investments by institutions must be made by wire or Automated Clearing House (ACH).

     Please call Commonfund at 1.888.TCF.FUND to let them know that you intend to make an investment. You will need to instruct your bank to wire federal funds or electronically transfer funds through the ACH to State Street Bank, ABA #011000028; Account #00340844; Further Credit: shareholder name and shareholder account number must be specified.

     The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     Acceptance of Subscriptions -- In order for your purchase to be processed on the trade date, your order must be received in good order prior to 3:00 p.m. Eastern time. To be in good order, Commonfund must receive your purchase order by 3:00 p.m. and funds by 6:00 p.m. Eastern time. A purchase order will be rejected if State Street does not receive funds by 6:00 p.m. Eastern time, or if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

     Telephone Transactions -- Purchasing or redeeming Institutional shares over the telephone is extremely convenient, but not without risk. Although Commonfund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, neither Commonfund nor the Fund is responsible for any losses or costs incurred by following telephone instructions reasonably believed to be genuine. If you or your financial institution transact with Commonfund by telephone, you will generally bear the risk of any loss.

     Redeeming Shares. You may redeem your shares on any business day by contacting Commonfund by mail at Commonfund Securities, Inc. (ATTN: Account Services), 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812 or by telephone (1.888.TCF.FUND). The redemption price of each share will be the NAV next determined after a Fund receives your request in good order. To be in good order, your redemption request must be received by 3:00 p.m. Eastern time. Payments in redemption will be made by wire transfer to the account designated in your New Account Application.

     By Mail -- If you wish to redeem Institutional Class shares by mail, send a letter to Commonfund with your name and account number, the Fund name and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by calling 1.888.TCF.FUND.

     By Telephone -- When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.

     Suspension of Your Right to Redeem Shares -- The Fund may suspend your right to redeem shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency, or for such other periods as the SEC may by order permit.

     Receiving Your Money -- Normally, your redemption proceeds will be sent out on the same business day if Commonfund has received your redemption request by 3:00 p.m. Eastern time. However, the Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. Proceeds will be wired to your properly designated account at a financial institution.

     Although the Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon redemption.

     Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

      Your account address has changed within the last 10 business days.

      Redemption proceeds are being transferred to an account with a different registration.

      Other unusual situations as determined by the Fund's transfer agent.

     Commonfund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, an FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. Commonfund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the shares of the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and service providers to the Fund periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading in the Fund's shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Fund or the Fund's shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Fund, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the SAI.

PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may make payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The U.S. Government Money Market Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     Dividends from investment income and distributions of net short-term capital gains, if any, are taxable to you as ordinary income under federal income tax laws whether paid in cash or reinvested in additional shares. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the financial performance of the Institutional Class shares of the Fund since its inception. Certain information reflects financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS -- SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW (A):


                                  NET ASSET                                       DISTRIBUTIONS
                                    VALUE        NET     GAIN (LOSS)  TOTAL FROM     FROM NET
                                  BEGINNING  INVESTMENT       ON      INVESTMENT    INVESTMENT
PERIOD ENDED DECEMBER 31,         OF PERIOD    INCOME    INVESTMENTS  OPERATIONS      INCOME
-------------------------         ---------  ----------  -----------  ----------  -------------
U.S. Government Money Market
  Fund
  Institutional Class
     2008.......................    1.0000     0.0215         --        0.0215       (0.0215)
     2007(E)....................    1.0000     0.0081         --        0.0081       (0.0081)



(A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(B) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(D)    Amount is less than $0.00005 per share.

(E)    The Fund's Institutional shares commenced operations on October 25, 2007.

*      Annualized.

                       See Notes to Financial Statements.


                            RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA(A)
      NET ASSET    -------------------------------------------------------------------      NET ASSETS
        VALUE                                               NET           VOLUNTARY           END OF
         END         TOTAL        GROSS        NET      INVESTMENT         EXPENSE            PERIOD
      OF PERIOD    RETURN(B)    EXPENSES    EXPENSES      INCOME      REIMBURSEMENT(C)    (000S OMITTED)
      ---------    ---------    --------    --------    ----------    ----------------    --------------


        1.0000        2.17%       0.14%       0.14%        1.70%             --             $1,659,576
        1.0000        0.82%       0.18%*      0.18%*       4.43%*            --             $   63,190



                       See Notes to Financial Statements.

For more information about the Fund, ask for:

     - THE FUND'S MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT, which contains a financial accounting for the Fund and a list of the Fund's portfolio holdings as of a specific date. The annual report also contains commentary from the Fund's portfolio manager(s) regarding the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     - THE STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains more detailed information about the Fund and its policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

     For questions, or to request a copy, without charge, of any of the documents referenced above, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded from https://www.sttfunds.com.

     Information about the Fund (including the documents referenced above) is also available, without charge, on the SEC's web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                                 (COMPANY LOGO)

Commonfund Securities, Inc.
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812

Tel. 888-TCF-MAIN
Tel. 203-563-5000

                   State Street Institutional Investment Trust


                                  ------------

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
                               INSTITUTIONAL CLASS


                                  ------------

                         Prospectus Dated April 30, 2009


                                  ------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     EACH FUND OFFERS THREE CLASSES OF SHARES: INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INSTITUTIONAL CLASS.

                                TABLE OF CONTENTS


  Introduction                                                             3
  State Street Institutional Liquid Reserves Fund                          3
  State Street Institutional Tax Free Money Market Fund                    7
  State Street Institutional U.S. Government Money Market Fund            10
  State Street Institutional Treasury Money Market Fund                   13
  State Street Institutional Treasury Plus Money Market Fund              15
  Additional Information About Principal Risks of Investing in the
     Funds and Portfolios                                                 18
  Additional Information About the Funds' and Portfolios' Investment
     Strategies And Risks                                                 22
  Management and Organization                                             29
  Shareholder Information                                                 30
  Portfolio Holdings Disclosure                                           34
  Payments to Financial Intermediaries                                    34
  Dividends, Distributions and Tax Considerations                         34
  Financial Highlights                                                    36

INTRODUCTION

     Each Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to each Fund and to the respective State Street Master Funds portfolio in which each Fund invests.

     Each Fund invests as part of a "master-feeder" structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund's investment objectives, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

     A Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

     The investment objective of State Street Institutional Liquid Reserves Fund (the "ILR Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV")by investing in U.S. dollar-denominated money market securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the ILR Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The ILR Fund invests substantially all of its investable assets in the State Street Money Market Portfolio (the "Money Market Portfolio" or sometimes referred to in context as the "Portfolio").

     The Money Market Portfolio invests in such money market instruments as: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest or principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, such as certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) mortgage- and asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

     Quality of Securities. The Money Market Portfolio will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Money Market Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     In making investment decisions for the Money Market Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Banking Industry Risk: Adverse developments in the banking industry may cause the Portfolio to underperform other money market funds that invest more broadly across different industries.

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Foreign Investment Risk: The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. Adverse political, regulatory, market, or economic developments in foreign countries can affect the ability of such issuers to meet their payment obligations.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Mortgage-Backed and Asset-Backed Securities Risk: Prepayment rates on mortgage- and asset-backed securities may reduce the Portfolio's yield.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies or instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     - Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

     THE ILR FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

(BAR CHART)

2005                                  3.19
2006                                  5.07
2007                                  5.28
2008                                  2.82




     During the period shown in the bar chart, the highest return for a quarter was

1.33% (quarter ended 12/31/2006) and the lowest return for a quarter was 0.50% (quarter ended 12/31/2008).

                          AVERAGE ANNUAL TOTAL RETURN*

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)     AUGUST 12, 2004
                   ------------------   -------------------
State Street
  Institutional
  Liquid
  Reserves Fund..         2.82%                 3.87%



--------

   * Certain expenses incurred by the ILR Fund were reimbursed during the period. Without this reimbursement, the Fund's performance would have been lower.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the ILR Fund. As a shareholder in the Money Market Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Other Expenses(2)        0.05%
                         ----
Total Annual Fund
  Operating Expenses(3)  0.15%
                         ====



     (1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

     (2) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Money Market Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03%, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

     (3) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $15       $48        $85        $193

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

     The investment objective of State Street Institutional Tax Free Money Market Fund (the "Tax Free Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Tax Free Fund as stated above is fundamental, which means that it may not be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Tax Free Fund invests substantially all of its investable assets in the State Street Tax Free Money Market Portfolio (the "Tax Free Portfolio" or sometimes referred to in context as the "Portfolio").

     The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets under normal market conditions in municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include, among other things, general obligation bonds and notes, revenue bonds and notes, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio may buy or sell securities on a when-issued or forward commitment basis. The Portfolio may also invest in other mutual funds, subject to regulatory limitations, that invest in such obligations.

     The Tax Free Portfolio may invest up to 20% of its assets in federally taxable money market instruments, including securities issued by or guaranteed by the U.S. government or its agencies or instrumentalities, privately issued money market instruments, certificates of deposit, commercial paper and repurchase agreements.

     Quality of Securities. The Tax Free Portfolio will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible securities" under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two NRSROs;
(2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Tax Free Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     In making investment decisions for the Tax Free Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Municipal Obligations Risk: Municipal obligations are affected by economic, business or political developments that affect issuers of these obligations.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - Tax Risk: Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of interest paid on municipal bonds held by the Portfolio.

     THE TAX FREE FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

(BAR CHART)

2008                                  2.31




     During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.49% (quarter ended 12/31/2008).

                          AVERAGE ANNUAL TOTAL RETURN*

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)     FEBRUARY 7, 2007
                   ------------------   -------------------
State Street
  Institutional
  Tax Free Money
  Market Fund....         2.31%                 2.87%



--------

   * Certain expenses incurred by the Tax Free Money Market Fund were reimbursed during the period. Without this reimbursement, the Fund's performance would have been lower.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Tax Free Fund. As a shareholder in the Tax Free Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Other Expenses(2)        0.12%
                         ----
Total Annual Fund
  Operating Expenses(3)  0.22%
                         ====



     (1) This fee is the investment advisory fee paid by the Tax Free Portfolio to the Adviser.

     (2) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Tax Free Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03% of Fund assets.

     (3) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Tax Free Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $22       $71        $124       $282


          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

     The investment objective of State Street Institutional U.S. Government Money Market Fund (the "U.S. Government Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and repurchase agreements collateralized by U.S. government securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the U.S. Government Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The U.S. Government Fund invests substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "U.S. Government Portfolio" or sometimes referred to in context as the "Portfolio").

     The U.S. Government Portfolio attempts to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. government securities") or in repurchase agreements collateralized by U.S. government securities. Although some U.S. government securities are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the government agency or instrumentality issuing or guaranteeing the securities. Under normal market conditions, the Portfolio will invest substantially all of its assets in U.S. government securities and in repurchase agreements collateralized by such securities. Shareholders would receive at least 60 days notice prior to any change to this policy.

     Quality of Securities. The U.S. Government Portfolio will limit its portfolio investments to U.S. government securities and repurchase agreements collateralized by U.S. government securities which, at the time of acquisition, the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The U.S. Government Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The U.S. Government Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the U.S. Government Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk:  Poor security selection may cause the

       Portfolio to underperform relative to benchmarks and other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     THE U.S. GOVERNMENT FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  2.17




     During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.25% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)     OCTOBER 25, 2007
                   ------------------   -------------------
State Street
  Institutional
  U.S. Government
  Money Market
  Fund...........         2.17%                 2.53%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the U.S. Government Fund. As a shareholder in the U.S. Government Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Other Expenses           0.03%
                         ----
Total Annual Fund
  Operating Expenses(2)  0.13%
                         ====



     (1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

     (2) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $13       $42        $73        $167


              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

     The investment objective of State Street Institutional Treasury Money Market Fund (the "Treasury Fund" or sometimes referred to in context as the "Fund") is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Treasury Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Fund invests substantially all of its investable assets in the State Street Treasury Money Market Portfolio (the "Treasury Portfolio" or sometimes referred to in context as the "Portfolio").

     The Treasury Portfolio attempts to meet its investment objective by investing exclusively in direct obligations of the U.S. Treasury that have maturities of 397 calendar days or less. These direct obligations of the U.S. Treasury include U.S. Treasury bonds, bills and notes.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     In making investment decisions for the Treasury Portfolio, the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     THE TREASURY FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  1.24




     During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.07% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)     OCTOBER 25, 2007
                   ------------------   -------------------
State Street
  Institutional
  Treasury Money
  Market Fund....         1.24%                 1.55%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Treasury Fund. As a shareholder in the Treasury Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Other Expenses            .04%
                         ----
Total Annual Fund
  Operating Expenses(2)  0.14%
                         ====



     (1) This fee is the investment advisory fee paid by the Treasury Portfolio to the Adviser.

     (2) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $14       $45        $79        $180


           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

     The investment objective of State Street Institutional Treasury Plus Money Market Fund (the "Treasury Plus Fund" or sometimes referred to in context as the "Fund") is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Treasury Plus Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Plus Fund invests substantially all of its investable assets in the State Street Treasury Plus Money Market Portfolio (the "Treasury Plus Portfolio" or sometimes referred to in context as the "Portfolio").

     The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The Portfolio will provide shareholders with at least 60 days' notice prior to any change to this 80% policy.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Plus Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The Treasury Plus Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the Treasury Plus Portfolio, the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     THE TREASURY PLUS FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  1.55




     During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.03% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)     OCTOBER 25, 2007
                   ------------------   -------------------
State Street
  Institutional
  Treasury Plus
  Money Market
  Fund...........         1.55%                 1.93%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Treasury Plus Fund. As a shareholder in the Treasury Plus Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Other Expenses            .06%
                         ----
Total Annual Fund
  Operating Expenses(2)  0.16%
                         ====



     (1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

     (2) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $16       $51        $90        $205


ADDITIONAL INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

     Additional information about risks associated with some of the Funds' and Portfolios' investment policies and investment strategies is provided below.

     - Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations. [ILR Fund]

     - Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer's stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. [ILR Fund]

     - Interest Rate Risk. During periods of rising interest rates, a Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, a Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk. [All Funds]

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of a Portfolio to transact in securities at advantageous prices can be greatly limited when liquidity is limited in the market and a Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by a Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolios invest have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period. [All Funds]

     - Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund's or Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

     - Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in another mutual fund (a Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the master fund to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio . The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund's investment in the Master Portfolio at a time when it might otherwise not choose to do so. [All Funds]

     - Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Funds. [All Funds]

     - Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset- backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may be extended because of slower-than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly knows as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly knows as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. [ILR Fund]

     - Municipal Obligations Risk. The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Because many municipal obligations are issued to finance specific projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer's general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. There is greater credit risk if investors can look only to the revenue generated by a project or the operator of the project because of the relatively limited source of revenue. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Portfolio to be taxable and resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Portfolio holding municipal obligations may therefore be more dependent on the analytical abilities of the Portfolio's adviser.

       Municipal obligations may also be subject to call risk (a security could be redeemed prior to maturity) and extension risk (a security's duration could lengthen due to the deceleration of payments). [Tax Free Fund]

     - Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio's counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

     - U.S. Government Sponsored Enterprises Risk. U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. Investments in U.S. government sponsored enterprises may return less than investments in non-government fixed-income securities. [ILR Fund and U.S. Government Fund]

ADDITIONAL INFORMATION ABOUT THE FUNDS' AND PORTFOLIOS' INVESTMENT STRATEGIES AND RISKS

     The investments described below reflect the Funds' and Portfolios' current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

     Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A Portfolio's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Portfolio invests in asset-backed securities, the values of such Portfolio's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. [ILR Fund]

     ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

     Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), including investment companies that are sponsored or advised by the Adviser or its parent company, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund's investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

     Mortgage-Backed Securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or an investment in a pool secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four unit residential properties, multifamily (i.e., five or more) properties, agricultural properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     Types of mortgage-related securities in which a Portfolio may invest include: Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs"), Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and Commercial Mortgage-Backed Securities ("CMBS"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. GNMA is authorized to guarantee the timely payment of the principal of an interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (FHA Loans), or guaranteed by the Veterans Administration (VA Loans), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the United States Treasury in an unlimited amount. Each Fannie Mae is issued and guaranteed by FNMA and represents an undivided interest in a pool of mortgage loans formed by FNMA. The principal activity of FHLMC currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates.

     In September 2008, Fannie Mae and Freddie Mac (together, the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take steps to support the conservatorship, including steps to shore up the entities' capital base and funding to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by the GSEs will be successful.

     Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Portfolio may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

     A Portfolio may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Portfolio may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. [ILR Fund]

     Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk. A municipal bond, like a bond issued by a corporation or the U.S. government, obligates the obligor on the bond to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

     Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

     Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges. [Tax Free Fund]

     Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). This commercial paper is commonly called "Section 4(2) paper." A Portfolio may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

     Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

     Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio's limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information ("SAI") addresses the Funds' and Portfolios' limitation on illiquid securities. [ILR Fund]

     Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. A Portfolio will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service. [Tax Free Fund]

     Temporary Guarantee Program. The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. The Program was initially due to expire on December 18, 2008, and has been extended by the U.S. Treasury Department until September 18, 2009. The ILR Fund and the Tax Free Fund have elected to participate in the Program through September 18, 2009, the Program's termination date. With respect to shareholders of the ILR Fund and Tax Free Fund (each, a "Participating Money Market Fund"), the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance in a Participating Money Market Fund as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating Money Market Funds, is limited to the assets of the federal government's Exchange Stabilization Fund, which are approximately $50 billion. The Funds are responsible for payment of fees required to participate in the Program. [ILR Fund and Tax Free Fund]

     U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk (as described above under "Mortgage-Backed Securities"), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund, Treasury Fund and Treasury Plus Fund]

     Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. A Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio's maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to a Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolios invest, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk. [ILR Fund, Tax Free Fund and U.S. Government Fund]

     Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio's holdings in temporary defensive positions may be inconsistent with the Portfolio's principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

MANAGEMENT AND ORGANIZATION

     The Funds and the Portfolios. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Funds are separate diversified series of the Trust. The Master Portfolios in which the Funds invest are separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Funds' assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Funds and make investment decisions on the Funds' behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding master portfolio. The Adviser does not receive any fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding master portfolio or in another investment company. The Adviser places all orders for purchases and sales of the master portfolios' investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds' annual report dated December 31, 2008.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer Agent and Dividend Disbursing Agent. ALPS Fund Services, Inc. is the transfer agent and dividend disbursing agent.

     The Distributor. ALPS Distributors, Inc. serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time ("ET") or the close of the New York Stock Exchange (the "NYSE"), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:00 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the "Valuation Time"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days that the Federal Reserve is closed.

     Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Purchasing Shares. Investors pay no sales load to invest in the Institutional Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

     Purchase orders in good form and payments which are accepted prior to the Valuation Time will receive the day's NAV and will earn dividends declared on the date of purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

     The minimum initial investment in Institutional Class shares of the Funds is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds' custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

     The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 1:00 p.m. ET.

 -----------------------------------
       HOW TO PURCHASE SHARES
 -----------------------------------
BY MAIL:
     An initial investment in
the Funds must be preceded or
accompanied by a completed,
signed Institutional Account
Application Form, sent to:
     Fund Name
     P.O. Box 13515
     Denver, CO 80202

 -----------------------------------
BY TELEPHONE/FAX:
     An initial investment in
the Funds must be preceded or
accompanied by a completed,
signed Institutional Account
Application Form, faxed to
(303) 825-2575. Call the Fund
at (866) 392-0869 between the
hours of 9:00 a.m. ET and 8:00
p.m. ET to:
- confirm receipt of the faxed
  Institutional Account
  Application Form (initial
  purchases only),
- request your new account
  number (initial purchases
  only),
- confirm the amount being
  wired and wiring bank,
- confirm the name and number
  of the contact person in
  connection with the order at
  the wiring bank, and
- receive a confirmation
  number for your purchase
  order (your trade is not
  effective until you have
  received a confirmation
  number from the Fund).
For your initial investment,
send the original, signed
Institutional Account
Application Form to the
address above.
 -----------------------------------
WIRE INSTRUCTIONS:
Instruct your bank to transfer
money by Federal Funds wire
to:
     State Street Bank and
     Trust Company
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 0015-755-2
     Account Name: Fund Name
     Ref: Shareholder Account
     #
     Ref: Shareholder Name

On Columbus Day and Veteran's
Day, you will not be able to
purchase shares by wiring
Federal Funds because the
Federal Funds wiring does not
occur on those days. Payment
for Fund shares must be in
Federal Funds (or converted to
Federal Funds by the Transfer
Agent) by the Fund's Valuation
Time before a purchase order
can be accepted.

You will not be able to redeem
shares from the account until
the original Application has
been received. The Funds and
the Funds' agents are not
responsible for transfer
errors by the sending or
receiving bank and will not be
liable for any loss incurred
due to a wire transfer not
having been received.
 -----------------------------------



     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon redemption.

     A request for a partial redemption by an investor whose account balance is below the minimum amount or that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity.

 ---------------------------------------
          HOW TO REDEEM SHARES
 ---------------------------------------
     BY MAIL      Send a signed letter
                  to:
                    Fund Name
                    P.O. Box 13515
                    Denver, CO 80202
                  The letter should
                  include information
                  necessary to process
                  your request as
                  described below. The
                  Fund may require a
                  medallion guarantee in
                  certain circumstances.
                  See "Medallion
                  Guarantees" below.

 ---------------------------------------
  BY TELEPHONE    Please Call (866) 392-
    BETWEEN THE   0869
     HOURS OF
     9:00 A.M.
  AND 8 P.M. ET.
 ---------------------------------------
The Funds will need the following
information to process your redemption
request:
     - name(s) of account owners;
     - account number(s);
     - the name of the Fund;
     - your daytime telephone number;
       and
     - the dollar amount, percentage or
       number of shares being redeemed.

 ---------------------------------------


     On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

     Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

     - Your account address has changed within the last 10 business days.

     - Redemption proceeds are being transferred to an account with a different registration.

     - A wire is being sent to a financial institution other than the one that has been established on your Fund account.

     - Other unusual situations as determined by the Funds' transfer agent.

     All redemption requests regarding shares of the Funds placed after 3:00 p.m. may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, an FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

     About Telephone and Internet Transactions. You may choose to access your account 24 hours a day and conduct transactions in the Funds via web interface secure account access. All shareholder transaction orders via the Internet are processed at the NAV next determined after your transaction order is received in good order. To learn more and sign up for online account access, please see the website at www.sttfunds.com. Telephone and Internet transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure Internet browser. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted via the Internet or by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and
(iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted via the Internet or by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

     The Funds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund's portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds' shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds' shareholders.

     The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

PORTFOLIO HOLDINGS DISCLOSURE

     The Funds' portfolio holdings disclosure policy is described in the SAI.

PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

     Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends" described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

     Distributions from the Tax Free Fund properly designated as "exempt-interest dividends" are not generally subject to federal income tax, including the federal alternative minimum tax for both individual and corporate shareholders, but may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund's income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund's net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

     Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the Tax Free Fund, the U.S. Government Fund, the Treasury Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund's financial statements, is included in the Funds' annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS -- SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW (A):


                                  NET ASSET                                       DISTRIBUTIONS
                                    VALUE        NET     GAIN (LOSS)  TOTAL FROM     FROM NET
                                  BEGINNING  INVESTMENT       ON      INVESTMENT    INVESTMENT
PERIOD ENDED DECEMBER 31,         OF PERIOD    INCOME    INVESTMENTS  OPERATIONS      INCOME
-------------------------         ---------  ----------  -----------  ----------  -------------
Liquid Reserves Fund
  Institutional Class
     2008.......................    1.0000     0.0278       0.0000(D)   0.0278       (0.0278)
     2007.......................    1.0000     0.0516       0.0000(D)   0.0516       (0.0516)
     2006.......................    1.0000     0.0496           --      0.0496       (0.0496)
     2005.......................    1.0000     0.0315       0.0000(D)   0.0315       (0.0315)
     2004(E)....................    1.0000     0.0066           --      0.0066       (0.0066)
Tax Free Money Market Fund
  Institutional Class
     2008.......................    1.0000     0.0229       0.0000(D)   0.0229       (0.0229)
     2007(E)....................    1.0000     0.0309       0.0000(D)   0.0309       (0.0309)
U.S. Government Money Market
  Fund
  Institutional Class
     2008.......................    1.0000     0.0215           --      0.0215       (0.0215)
     2007(E)....................    1.0000     0.0081           --      0.0081       (0.0081)



(A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(B) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(D)   Amount is less than $0.00005 per share.

(E) The Fund's Institutional shares commenced operations on August 12, 2004, February 7, 2007, and October 25, 2007, respectively.

*     Annualized.

                       See Notes to Financial Statements.


                             RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA(A)
      NET ASSET    ----------------------------------------------------------------------       NET ASSETS
        VALUE                                                 NET            VOLUNTARY            END OF
         END         TOTAL        GROSS         NET       INVESTMENT          EXPENSE             PERIOD
      OF PERIOD    RETURN(B)    EXPENSES     EXPENSES       INCOME       REIMBURSEMENT(C)     (000S OMITTED)
      ---------    ---------    --------     --------     ----------     ----------------     --------------


        1.0000        2.82%       0.11%        0.11%         2.78%               --             $7,774,494
        1.0000        5.28%       0.13%        0.11%         5.14%             0.02%            $6,203,162
        1.0000        5.07%       0.17%        0.12%         5.07%             0.03%            $6,194,720
        1.0000        3.19%       0.17%        0.14%         3.30%             0.01%            $1,639,747
        1.0000        0.66%       0.23%*       0.15%*        1.67%*              --             $  381,638


        1.0000        2.31%       0.14%        0.14%         2.29%               --             $   65,171
        1.0000        3.14%       0.25%*       0.16%*        3.39%*            0.03%            $  146,569


        1.0000        2.17%       0.14%        0.14%         1.70%               --             $1,659,576
        1.0000        0.82%       0.18%*       0.18%*        4.43%*              --             $   63,190



                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS -- SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW (A):




                            NET ASSET                                       DISTRIBUTIONS  DISTRIBUTIONS
                              VALUE        NET     GAIN (LOSS)  TOTAL FROM     FROM NET         FROM
                            BEGINNING  INVESTMENT       ON      INVESTMENT    INVESTMENT      CAPITAL
PERIOD ENDED DECEMBER 31,   OF PERIOD    INCOME    INVESTMENTS  OPERATIONS      INCOME         GAINS
-------------------------   ---------  ----------  -----------  ----------  -------------  -------------
Treasury Money Market Fund
  Institutional Class
     2008.................    1.0000     0.0123       0.0000(D)   0.0123       (0.0123)       (0.0000)(D)
     2007(E)..............    1.0000     0.0058       0.0000(D)   0.0058       (0.0058)            --
Treasury Plus Money Market
  Fund
  Institutional Class
     2008.................    1.0000     0.0154       0.0000(D)   0.0154       (0.0154)            --
     2007(E)..............    1.0000     0.0074           --      0.0074       (0.0074)            --



(A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(B) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results. If not for voluntary expense reimbursements made to the Funds, total returns would have been lower.

(C) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(D)   Amount is less than ($0.00005) per share.

(E) The Fund's Institutional shares commenced operations on October 25, 2007 and October 24, 2007, respectively.

*     Annualized.

                       See Notes to Financial Statements.

                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(A)
      NET ASSET    ----------------------------------------------------------------------       NET ASSETS
        VALUE                                                 NET            VOLUNTARY            END OF
         END         TOTAL        GROSS         NET       INVESTMENT          EXPENSE             PERIOD
      OF PERIOD    RETURN(B)    EXPENSES     EXPENSES       INCOME       REIMBURSEMENT(C)     (000S OMITTED)
      ---------    ---------    --------     --------     ----------     ----------------     --------------


        1.0000        1.24%       0.14%        0.13%         0.80%             0.01%            $1,036,263
        1.0000        0.59%       0.28%*       0.28%*        3.16%*              --             $   36,999


        1.0000        1.55%       0.16%        0.13%         0.92%             0.03%            $  737,637
        1.0000        0.74%       0.25%*       0.25%*        3.87%*              --             $  207,901



                       See Notes to Financial Statements.

For more information about the Funds:

     The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders.

     The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling (877) 521-4083. The Funds' website address is https://www.sttfunds.com.

     Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   State Street Institutional Investment Trust


                                  ------------

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
                                INVESTMENT CLASS


                                  ------------

                         Prospectus Dated April 30, 2009


                                  ------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     EACH FUND OFFERS THREE CLASSES OF SHARES: INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INVESTMENT CLASS.

                                TABLE OF CONTENTS


  Introduction
  State Street Institutional Liquid Reserves Fund                          3
  State Street Institutional Tax Free Money Market Fund                    7
  State Street Institutional U.S. Government Money Market Fund            11
  State Street Institutional Treasury Money Market Fund                   15
  State Street Institutional Treasury Plus Money Market Fund              17
  Additional Information About Principal Risks of Investing in the
     Funds and Portfolios                                                 20
  Additional Information About the Funds' and Portfolios' Investment
     Strategies And Risks                                                 25
  Management and Organization                                             31
  Shareholder Information                                                 32
  Portfolio Holdings Disclosure                                           36
  Class Expenses and Distribution and Shareholder Servicing Payments      36
  Payments to Financial Intermediaries                                    37
  Dividends, Distributions and Tax Considerations                         37
  Financial Highlights                                                    40

INTRODUCTION

     Each Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to each Fund and to the respective State Street Master Funds portfolio in which each Fund invests.

     Each Fund invests as part of a "master-feeder" structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

     A Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

     The investment objective of State Street Institutional Liquid Reserves Fund (the "ILR Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV") by investing in U.S. dollar-denominated money market securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the ILR Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The ILR Fund invests substantially all of its investable assets in the State Street Money Market Portfolio (the "Money Market Portfolio" or sometimes referred to in context as the "Portfolio").

     The Money Market Portfolio invests in such money market instruments as: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest or principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, such as certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) mortgage- and asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

     Quality of Securities. The Money Market Portfolio will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the Securities and Exchange Commission ("SEC") rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Money Market Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     In making investment decisions for the Money Market Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Banking Industry Risk: Adverse developments in the banking industry may cause the Portfolio to underperform other money market funds that invest more broadly across different industries.

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Foreign Investment Risk: The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. Adverse political, regulatory, market, or economic developments in foreign countries can affect the ability of such issuers to meet their payment obligations.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Mortgage-Backed and Asset-Backed Securities Risk: Prepayment rates on mortgage- and asset-backed securities may reduce the Portfolio's yield.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies or instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     - Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

     THE ILR FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class and Institutional Class were operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. Please call (877) 521-4083 for the Fund's current 7-day yield.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

(BAR CHART)

2005                                  3.19
2006                                  5.07
2007                                  5.28
2008                                  2.46




     During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/2006) and the lowest return for a quarter was 0.41% (quarter ended 12/31/2008). Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class was operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund's inception date was August 12, 2004.

                          AVERAGE ANNUAL TOTAL RETURN*

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)    (AUGUST 12, 2004)
                   ------------------   -------------------
State Street
  Institutional
  Liquid Reserves
  Fund...........         2.46%                 2.84%



--------

   * Certain expenses incurred by the ILR Fund were reimbursed during the period. Without this reimbursement, the Fund's performance would have been lower.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the ILR Fund. As a shareholder in the Money Market Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Distribution (12b-1)
  Fees(2)                0.10%
Other Expenses(3)(4)     0.30%
                         ----
Total Annual Fund
  Operating Expenses(5)  0.50%
                         ====



     (1) This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class, as well as professional and administrative fees and other fees payable by the Money Market Portfolio and the Fund.

     (4) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Money Market Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03% of Fund assets.

     (5) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the ILR Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $51       $161       $282       $641


              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

     The investment objective of State Street Institutional Tax Free Money Market Fund (the "Tax Free Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Tax Free Fund as stated above is fundamental, which means that it may not be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Tax Free Fund invests substantially all of its investable assets in the State Street Tax Free Money Market Portfolio (the "Tax Free Portfolio" or sometimes referred to in context as the "Portfolio").

     The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets under normal market conditions in municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include, among other things, general obligation bonds and notes, revenue bonds and notes, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio may buy or sell securities on a when-issued or forward commitment basis. The Portfolio may also invest in other mutual funds, subject to regulatory limitations, that invest in such obligations.

     The Tax Free Portfolio may invest up to 20% of its assets in federally taxable money market instruments, including securities issued by or guaranteed by the U.S. government or its agencies or instrumentalities, privately issued money market instruments, certificates of deposit, commercial paper and repurchase agreements.

     Quality of Securities. The Tax Free Portfolio will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible securities" under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two NRSROs;
(2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Tax Free Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     In making investment decisions for the Tax Free Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Municipal Obligations Risk: Municipal obligations are affected by economic, business or political developments that affect issuers of these obligations.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - Tax Risk: Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of interest paid on municipal bonds held by the Portfolio.

     THE TAX FREE FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class was operational. The Institutional Class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. Please call (877) 521-4083 for the Fund's current 7-day yield.

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

(BAR CHART)

2008                                  1.96




     During the period shown in the bar chart, the highest return for a quarter was 0.61% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.40% (quarter ended 12/31/2008). Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class was operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund's inception date was February 7, 2007.

                          AVERAGE ANNUAL TOTAL RETURN*

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)    (FEBRUARY 7, 2007)
                   ------------------   -------------------
State Street
  Institutional
  Tax Free Money
  Market Fund....         1.96%                 2.14%



--------

   * Certain expenses incurred by the Tax Free Money Market Fund were reimbursed during the period. Without this reimbursement the Fund's performance would have been lower.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the Tax Free Fund. As a shareholder in the Tax Free Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Distribution (12b-1)
  Fees(2)                0.10%
Other Expenses(3)(4)     0.37%
                         ----
Total Annual Fund
  Operating Expenses(5)  0.57%
                         ====



     (1) This fee is the investment advisory fee paid by the Tax Free Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class, as well as professional and administrative fees payable by the Tax Free Portfolio and the Fund.

     (4) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Tax Free Portfolio and include expenses related to the Fund's participation in the U.S. Treasury Temporary Guarantee Program subsequent to the Fund's fiscal year ended December 31, 2008, at a cost of approximately 0.03% of Fund assets.

     (5) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Tax Free Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $58       $183       $321       $731


          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

     The investment objective of State Street Institutional U.S. Government Money Market Fund (the "U.S. Government Fund" or sometimes referred to in context as the "Fund") is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the U.S. Government Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The U.S. Government Fund invests substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "U.S. Government

Portfolio" or sometimes referred to in context as the "Portfolio").

     The U.S. Government Portfolio attempts to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. government securities") or in repurchase agreements collateralized by U.S. government securities. Although some U.S. government securities are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the government agency or instrumentality issuing or guaranteeing the securities. Under normal market conditions, the Portfolio will invest substantially all of its assets in U.S. government securities and in repurchase agreements collateralized by such securities. Shareholders would receive at least 60 days notice prior to any change to this policy.

     Quality of Securities. The U.S. Government Portfolio will limit its portfolio investments to U.S. government securities and repurchase agreements collateralized by U.S. government securities which, at the time of acquisition, the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (each an "NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The U.S. Government Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The U.S. Government Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the U.S. Government Portfolio, the Adviser focuses on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks and other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     - U.S. Government Sponsored Enterprises Risk: Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

     THE U.S. GOVERNMENT FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  1.81




     During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.17% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)    (OCTOBER 25, 2007)
                   ------------------   -------------------
State Street
  Institutional
  U.S. Government
  Money Market
  Fund...........         1.81%                 2.21%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the U.S. Government Fund. As a shareholder in the U.S. Government Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Distribution (12b-1)
  Fees(2)                0.10%
Other Expenses(3)        0.28%
                         ----
Total Annual Fund
  Operating Expenses(4)  0.48%
                         ====



     (1) This fee is the investment advisory fee paid by the U.S. Government Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

     (4) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the U.S. Government Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $49       $154       $270       $616


              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

     The investment objective of State Street Institutional Treasury Money Market Fund (the "Treasury Fund" or sometimes referred to in context as the "Fund") is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Treasury Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Fund invests substantially all of its investable assets in the State Street Treasury Money Market Portfolio (the "Treasury Portfolio" or sometimes referred to in context as the "Portfolio").

     The Treasury Portfolio attempts to meet its investment objective by investing exclusively in direct obligations of the U.S. Treasury with maturities of 397 calendar days or less. These direct obligations include U.S. Treasury bonds, bills and notes.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     In making investment decisions for the Treasury Portfolio, the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     THE TREASURY FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  0.93




     During the period shown in the bar chart, the highest return for a quarter was 0.44% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.02% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)    (OCTOBER 25, 2007)
                   ------------------   -------------------
State Street
  Institutional
  Treasury Money
  Market Fund....         0.93%                 1.23%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the Treasury Fund. As a shareholder in the Treasury Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Distribution (12b-1)
  Fees(2)                0.10%
Other Expenses(3)        0.29%
                         ----
Total Annual Fund
  Operating Expenses(4)  0.49%
                         ====



     (1) This fee is the investment advisory fee paid by the Treasury Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

     (4) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $50       $158       $276       $628


           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

     The investment objective of State Street Institutional Treasury Plus Money Market Fund (the "Treasury Plus Fund" or sometimes referred to in context as the "Fund") is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities. There is no assurance the Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Fund.

     The investment objective of the Treasury Plus Fund as stated above may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Plus Fund invests substantially all of its investable assets in the State Street Treasury Plus Money Market Portfolio (the "Treasury Plus Portfolio" or sometimes referred to in context as the "Portfolio").

     The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The Portfolio will provide shareholders with at least 60 days notice prior to any change to this 80% policy.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Plus Portfolio will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary.

     Repurchase Agreements. The Treasury Plus Portfolio may enter into repurchase agreements, under which the Portfolio purchases a security from a seller, who simultaneously commits to repurchase the security from the Portfolio at the original purchase price plus an agreed upon amount representing the original purchase price plus interest, on an agreed upon date in the future. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Board of Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

     In making investment decisions for the Treasury Plus Portfolio, the Adviser focuses on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates, as well as supply and demand imbalances in the market. There are risks associated with these instruments, which are summarized below. Additional information about certain risks is provided in the section titled "Additional Information About Principal Risks of Investing in the Funds and Portfolios."

PRINCIPAL INVESTMENT RISKS

     - Credit/Default Risk: An issuer or guarantor of a fixed-income security held by the Portfolio may default on or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk: As interest rates rise, the market value of the Portfolio's investments generally will decline. As interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

     - Liquidity Risk: An illiquid security presents a greater risk of loss because the Portfolio may be unable to sell the security at an advantageous price or may not be able to sell the security at all.

     - Market Risk: Recent instability in the financial markets has resulted in unprecedented governmental actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Such actions may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.

     - Master/Feeder Structure Risk: The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

     - Money Market Risk: The Fund and Portfolio may not be able to maintain a NAV per share of $1.00 at all times.

     - Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

     - Security Selection Risk: Poor security selection may cause the Portfolio to underperform relative to benchmarks or other money market funds, or a strategy used by the Adviser may fail to produce the intended investment results.

     THE TREASURY PLUS FUND MAY NOT ACHIEVE ITS OBJECTIVE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund's returns during the years since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Please call (877) 521-4083 for the Fund's current 7-day yield.

           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2008                                  1.27




     During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.01% (quarter ended 12/31/2008).

                           AVERAGE ANNUAL TOTAL RETURN

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)    (OCTOBER 25, 2007)
                   ------------------   -------------------
State Street
  Institutional
  Treasury Plus
  Money Market
  Fund...........         1.27%                 1.65%


FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the Treasury Plus Fund. As a shareholder in the Treasury Plus Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Distribution (12b-1)
  Fees(2)                0.10%
Other Expenses(3)        0.31%
                         ----
Total Annual Fund
  Operating Expenses(4)  0.51%
                         ====



     (1) This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser.

     (2) The Investment Class of the Fund is subject to a Distribution (12b-1) Plan pursuant to which payments of 0.10% of the Fund's average daily net assets attributable to the Investment Class shares may be made.

     (3) "Other Expenses" include shareholder servicing fees payable by the Fund at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Investment Class.

     (4) The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. There is no guarantee that the Treasury Plus Fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $52       $164       $287       $654


ADDITIONAL INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

     Additional information about risks associated with some of the Funds' and Portfolios' investment policies and investment strategies is provided below.

     - Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions.

       The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations. [ILR Fund]

     - Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer's stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. [ILR Fund]

     - Interest Rate Risk. During periods of rising interest rates, a Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, a Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio's interests. Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Portfolio's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Portfolio may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. The longer the duration of the security, the more sensitive the security is to this risk. [All Funds]

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of a Portfolio to transact in securities at advantageous prices can be greatly limited when liquidity is limited in the market and a Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by a Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolios invest have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period. [All Funds]

     - Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund's or Portfolio's ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

     - Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in another mutual fund (a Master Portfolio) with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund's investment in the Master Portfolio at a time when it might otherwise not choose to do so. [All Funds]

     - Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. [All Funds]

     - Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset- backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may be extended because of slower-than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly knows as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly knows as "Fannie

       Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. [ILR Fund]

     - Municipal Obligations Risk. The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Because many municipal obligations are issued to finance specific projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer's general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. There is greater credit risk if investors can look only to the revenue generated by a project or the operator of the project because of the relatively limited source of revenue. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Portfolio to be taxable and resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Portfolio holding municipal obligations may therefore be more dependent on the analytical abilities of the Portfolio's adviser.

       Municipal obligations may also be subject to call risk (a security could be redeemed prior to maturity) and extension risk (a security's duration could lengthen due to the deceleration of payments). [Tax Free Fund]

     - Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio's investment return on such transactions will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio's counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

     - U.S. Government Sponsored Enterprises Risk. U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. Investments in U.S. government sponsored enterprises may return less than investments in non-government fixed-income securities. [ILR Fund and U.S. Government Fund]

ADDITIONAL INFORMATION ABOUT THE FUNDS' AND PORTFOLIOS' INVESTMENT STRATEGIES AND RISKS

     The investments described below reflect the Funds' and Portfolios' current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

     Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A Portfolio's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Portfolio invests in asset-backed securities, the values of such Portfolio's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. [ILR Fund]

     ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

     Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), including investment companies that are sponsored or advised by the Adviser or its parent company, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund's investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

     Mortgage-Backed Securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or an investment in a pool secured by, mortgage loans. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four unit residential properties, multifamily (i.e., five or more) properties, agricultural properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged

Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     Types of mortgage-related securities in which a Portfolio may invest include: Government National Mortgage Association ("GNMA") Certificates ("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs"), Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and Commercial Mortgage-Backed Securities ("CMBS"). Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. GNMA is authorized to guarantee the timely payment of the principal of an interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (FHA Loans), or guaranteed by the Veterans Administration (VA Loans), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the United States Treasury in an unlimited amount. Each Fannie Mae is issued and guaranteed by FNMA and represents an undivided interest in a pool of mortgage loans formed by FNMA. The principal activity of FHLMC currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates.

     In September 2008, Fannie Mae and Freddie Mac (together, the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take steps to support the conservatorship, including steps to shore up the entities' capital base and funding to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by the GSEs will be successful.

     Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Portfolio may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

     A Portfolio may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Portfolio may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. [ILR Fund]

     Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk. A municipal bond, like a bond issued by a corporation or the U.S. government, obligates the obligor on the bond to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

     Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

     Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges. [Tax Free Fund]

     Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). This commercial paper is commonly called "Section 4(2) paper." A Portfolio may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

     Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

     Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio's limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information ("SAI") addresses the Funds' and Portfolios' limitation on illiquid securities. [ILR Fund]

     Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. A Portfolio will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service. [Tax Free Fund]

     Temporary Guarantee Program. The U.S. Treasury Department has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. The Program was initially due to expire on December 18, 2008, and has been extended by the U.S. Treasury Department until September 18, 2009. The ILR Fund and the Tax Free Fund have elected to participate in the Program through September 18, 2009, the Program's termination date. With respect to shareholders of the ILR Fund and Tax Free Fund (each, a "Participating Money

Market Fund"), the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance in a Participating Money Market Fund as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating Money Market Funds, is limited to the assets of the federal government's Exchange Stabilization Fund, which are approximately $50 billion. The Funds are responsible for payment of fees required to participate in the Program. [ILR Fund and Tax Free Fund]

     U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk (as described above under "Mortgage-Backed Securities"), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund, Treasury Fund and Treasury Plus Fund]

     Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. A Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio's maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to a Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolios invest, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk. [ILR Fund, Tax Free Fund and U.S. Government Fund]

     Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio's holdings in temporary defensive positions may be inconsistent with the Portfolio's principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

MANAGEMENT AND ORGANIZATION

     The Funds and the Portfolios. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Funds are separate diversified series of the Trust. The Portfolios in which the Funds invest are separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Funds' assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Funds and make investment decisions on the Funds' behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding master portfolio. The Adviser does not receive any fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding master portfolio or in another investment company. The Adviser places all orders for purchases and sales of the master portfolios' investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds' annual report dated December 31, 2008.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer Agent and Dividend Disbursing Agent. ALPS Fund Services, Inc. is the transfer agent and dividend disbursing agent.

     The Distributor. ALPS Distributors, Inc. serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time ("ET") or the close of the New York Stock Exchange (the "NYSE"), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:00 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the "Valuation Time"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund's Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days that the Federal Reserve is closed.

     Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Purchasing Shares. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

     Purchase orders in good form and payments which are accepted prior to the Valuation Time will receive the day's NAV and will earn dividends declared on the date of purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date.

     The minimum initial investment in Investment Class shares of the Funds is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds' custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

     The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 1:00 p.m. ET.

 -----------------------------------
       HOW TO PURCHASE SHARES
 -----------------------------------
BY MAIL:
     An initial investment in
the Funds must be preceded or
accompanied by a completed,
signed Institutional Account
Application Form, sent to:
     Fund Name
     P.O. Box 13515
     Denver, CO 80202

 -----------------------------------
BY TELEPHONE/FAX:
     An initial investment in
the Funds must be preceded or
accompanied by a completed,
signed Institutional Account
Application Form, faxed to
(303) 825-2575. Call the Fund
at (866) 392-0869 between the
hours of 9:00 a.m. ET and 8:00
p.m. ET to:
- confirm receipt of the faxed
  Institutional Account
  Application Form (initial
  purchases only),
- request your new account
  number (initial purchases
  only),
- confirm the amount being
  wired and wiring bank,
- confirm the name and number
  of the contact person in
  connection with the order at
  the wiring bank, and
- receive a confirmation
  number for your purchase
  order (your trade is not
  effective until you have
  received a confirmation
  number from the Fund),
For your initial investment,
send the original, signed
Institutional Account
Application Form to the
address above.
 -----------------------------------
WIRE INSTRUCTIONS:
Instruct your bank to transfer
money by Federal Funds wire
to:
     State Street Bank and
     Trust Company
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 0015-755-2
     Account Name: Fund Name
     Ref: Shareholder Account
     #
     Ref: Shareholder Name

On Columbus Day and Veteran's
Day, you will not be able to
purchase shares by wiring
Federal Funds because the
Federal Funds wiring does not
occur on those days. Payment
for Fund shares must be in
Federal Funds (or converted to
Federal Funds by the Transfer
Agent) by the Fund's Valuation
Time before a purchase order
can be accepted.

You will not be able to redeem
shares from the account until
the original Application has
been received. The Funds and
the Funds' agents are not
responsible for transfer
errors by the sending or
receiving bank and will not be
liable for any loss incurred
due to a wire transfer not
having been received.
 -----------------------------------

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

     A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity.

 ---------------------------------------
          HOW TO REDEEM SHARES
 ---------------------------------------
     BY MAIL      Send a signed letter
                  to:
                    Fund Name
                    P.O. Box 13515
                    Denver, CO 80202
                  The letter should
                  include information
                  necessary to process
                  your request as
                  described below. The
                  Fund may require a
                  medallion guarantee in
                  certain circumstances.
                  See "Medallion
                  Guarantees" below.

 ---------------------------------------
  BY TELEPHONE    Please Call (866) 392-
    BETWEEN THE   0869
     HOURS OF
     9:00 A.M.
  AND 8 P.M. ET.
 ---------------------------------------
The Funds will need the following
information to process your redemption
request:
     - name(s) of account owners;
     - account number(s);
     - the name of the Fund;
     - your daytime telephone number;
       and
     - the dollar amount, percentage or
       number of shares being redeemed.

 ---------------------------------------


     On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

     Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

     - Your account address has changed within the last 10 business days.

     - Redemption proceeds are being transferred to an account with a different registration.

     - A wire is being sent to a financial institution other than the one that has been established on your Fund account.

     - Other unusual situations as determined by the Funds' transfer agent.

     All redemption requests regarding shares of the Funds placed after 3:00 p.m. may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, an FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

     About Telephone and Internet Transactions. You may choose to access your account 24 hours a day and conduct transactions in the Funds via web interface secure account access. All shareholder transaction orders via the Internet are processed at the NAV next determined after your transaction order is received in good order. To learn more and sign up for online account access, please see the website at www.sttfunds.com. Telephone and Internet transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure Internet browser. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted via the Internet or by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted via the Internet or by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

     The Funds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund's portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds' shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds' shareholders.

     The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

PORTFOLIO HOLDINGS DISCLOSURE

     The Funds' portfolio holdings disclosure policy is described in the SAI.

CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PAYMENTS

     To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Investment Class shares of the Funds, each

Fund makes payments, from the assets attributable to its Investment Class shares, to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% of a Fund's net assets attributable to its Investment Class shares. Because Rule 12b-1 fees are paid out of the Funds' Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges. All Investment Class shareholders share in the expense of Rule 12b-1 fees paid by the Funds. It is expected that the Distributor will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Funds.

     The Funds' Investment Class shares generally are sold to clients of financial intermediaries ("Service Organizations"), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of a Fund's net assets. The Funds expect to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

     Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends" described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

     Distributions from the Tax Free Fund properly designated as "exempt-interest dividends" are not generally subject to federal income tax, including the federal alternative minimum tax for both individual and corporate shareholders, but may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund's income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund's net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

     Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the Tax Free Fund, the U.S. Government Fund, the Treasury Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Investment Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund's financial statements, is included in the Funds' annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS -- SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW (A):


                                  NET ASSET                  GAIN                 DISTRIBUTIONS
                                    VALUE        NET        (LOSS)    TOTAL FROM     FROM NET
                                  BEGINNING  INVESTMENT       ON      INVESTMENT    INVESTMENT
PERIOD ENDED DECEMBER 31,         OF PERIOD    INCOME    INVESTMENTS  OPERATIONS      INCOME
-------------------------         ---------  ----------  -----------  ----------  -------------
Liquid Reserves Fund
  Investment Class
     2008.......................    1.0000     0.0243       0.0000(D)   0.0243       (0.0243)
     2007(E)....................    1.0000     0.0097           --      0.0097       (0.0097)
Tax Free Money Market Fund
  Investment Class
     2008.......................    1.0000     0.0194       0.0000(D)   0.0194       (0.0194)
     2007(E)....................    1.0000     0.0065       0.0000(D)   0.0065       (0.0065)
U.S. Government Money Market
  Fund
  Investment Class
     2008.......................    1.0000     0.0180           --      0.0180       (0.0180)
     2007(E)....................    1.0000     0.0084           --      0.0084       (0.0084)



(A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(B) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(C) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(D)    Amount is less than $0.00005 per share.

(E) The Fund's Investment shares commenced operations on October 15, 2007, October 12, 2007, and October 17, 2007, respectively.

*      Annualized.

                       See Notes to Financial Statements.


                            RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA(A)
      NET ASSET    -------------------------------------------------------------------      NET ASSETS
        VALUE                                               NET           VOLUNTARY           END OF
         END         TOTAL        GROSS        NET      INVESTMENT         EXPENSE            PERIOD
      OF PERIOD    RETURN(B)    EXPENSES    EXPENSES      INCOME      REIMBURSEMENT(C)    (000S OMITTED)
      ---------    ---------    --------    --------    ----------    ----------------    --------------


        1.0000        2.46%       0.46%       0.46%        2.41%             --             $  769,284
        1.0000        0.97%       0.45%*      0.45%*       4.52%*            --             $  658,816


        1.0000        1.96%       0.49%       0.49%        1.91%             --             $  322,981
        1.0000        0.65%       0.49%*      0.49%*       2.90%*            --             $  300,210


        1.0000        1.81%       0.49%       0.49%        1.75%             --             $1,298,493
        1.0000        0.84%       0.53%*      0.53%*       4.01%*            --             $1,008,936



                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS -- SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW (A):


                            NET ASSET                  GAIN                 DISTRIBUTIONS  DISTRIBUTIONS
                              VALUE        NET        (LOSS)    TOTAL FROM     FROM NET         FROM
                            BEGINNING  INVESTMENT       ON      INVESTMENT    INVESTMENT      CAPITAL
PERIOD ENDED DECEMBER 31,   OF PERIOD    INCOME    INVESTMENTS  OPERATIONS      INCOME         GAINS
-------------------------   ---------  ----------  -----------  ----------  -------------  -------------
Treasury Money Market Fund
  Investment Class
     2008                     1.0000     0.0092       0.0000(D)   0.0092       (0.0092)       (0.0000)(D)
     2007(E)                  1.0000     0.0053       0.0000(D)   0.0053       (0.0053)            --
Treasury Plus Money Market
  Fund
  Investment Class
     2008                     1.0000     0.0126       0.0000(D)   0.0126       (0.0126)            --
     2007(E)                  1.0000     0.0068           --      0.0068       (0.0068)            --



(A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(B) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results. If not for voluntary expense reimbursements made to the Funds, total returns would have been lower.

(C) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(D)    Amount is less than ($0.00005) per share.

(E) The Fund's Investment shares commenced operations on October 25, 2007 and October 24, 2007, respectively.

*     Annualized.

                       See Notes to Financial Statements.

                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(A)
      NET ASSET    -------------------------------------------------------------------      NET ASSETS
        VALUE                                               NET           VOLUNTARY           END OF
         END         TOTAL        GROSS        NET      INVESTMENT         EXPENSE            PERIOD
      OF PERIOD    RETURN(B)    EXPENSES    EXPENSES      INCOME      REIMBURSEMENT(C)    (000S OMITTED)
      ---------    ---------    --------    --------    ----------    ----------------    --------------


        1.0000        0.93%       0.49%       0.42%        0.76%            0.08%           $1,084,500
        1.0000        0.53%       0.63%*      0.63%*       2.77%*             --            $  491,981


        1.0000        1.27%       0.51%       0.40%        1.06%            0.11%           $  215,585
        1.0000        0.68%       0.60%*      0.60%*       3.55%*             --            $  253,745



                       See Notes to Financial Statements.

For more information about the Funds:

     The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

     The SAI and the Funds' annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling (877) 521-4083. The Funds' website address is https://www.sttfunds.com.

     Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   State Street Institutional Investment Trust


                                  ------------

                       STATE STREET EQUITY 500 INDEX FUND
                              ADMINISTRATIVE SHARES


                                  ------------

                         Prospectus Dated April 30, 2009


                                  ------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS FUND OFFERS THREE CLASSES OF SHARES: ADMINISTRATIVE CLASS, SERVICE CLASS AND R CLASS. THIS PROSPECTUS COVERS ONLY THE ADMINISTRATIVE CLASS.

     AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS


  Introduction                                                             3
  Investment Objective                                                     3
  Principal Investment Strategies                                          3
  Principal Risks                                                          4
  Other Investment Considerations And Risks                                7
  Management and Organization                                              8
  Shareholder Information                                                 10
  Portfolio Holdings Disclosure                                           12
  Distribution Servicing Plan and Payments to Financial Intermediaries    12
  Dividends, Distributions and Tax Considerations                         13
  Financial Highlights                                                    14

INTRODUCTION

     The State Street Equity 500 Index Fund (the "Fund") is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

     The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

     The Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

INVESTMENT OBJECTIVE

     The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500" or the "Index"). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment policies of the Fund below, you should assume that the investment policies of the Portfolio are the same in all material respects as those of the Fund. There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. (For a discussion of how the securities in the Index are selected, see "Other Investment Considerations and Risks -- The S&P 500" below).

     The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

     The Portfolio intends to invest in all 500 stocks comprising the S&P 500 in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days' notice prior to a change in the 80% investment policy.

     In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

PRINCIPAL RISKS

     General risks associated with the Fund's and Portfolio's investment policies and investment strategies are discussed below.

     - Stock values could decline generally or could under-perform other investments.

     - Because the S&P 500 includes mainly large U.S. companies, the Portfolio's emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

     - The Portfolio's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

     - Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "Master Portfolio") with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise choose not to do so.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart below shows the performance of the Fund's Administrative Shares during the Fund's complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund's Administrative Shares by showing changes in the Administrative Shares' performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund's Administrative Shares will perform in the future.

            STATE STREET EQUITY 500 INDEX FUND ADMINISTRATIVE SHARES
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2002                                  -22.31
2003                                   28.37
2004                                   10.63
2005                                    4.66
2006                                   15.52
2007                                    5.35
2008                                  -36.89




     During the period shown in the bar chart, the highest return for a quarter was 15.19% (quarter ended 06/30/03) and the lowest return for a quarter was -21.68% (quarter ended 12/31/08).

                           AVERAGE ANNUAL TOTAL RETURN

ADMINISTRATIVE SHARES

     The information in the following table gives some indication of the risks of an investment in the Fund's Administrative Shares by comparing the Administrative Shares' performance to the performance of the S&P 500 over various periods of time.

     The Fund's Administrative Shares' after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                            SINCE THE INCEPTION
                        PAST 1-YEAR        PAST 5-YEARS       DATE OF THE FUND
                       (PERIOD ENDED       (PERIOD ENDED         ANNUALIZED
                    DECEMBER 31, 2008)  DECEMBER 31, 2008)    (APRIL 18, 2001)
                    ------------------  ------------------  -------------------
State Street
  Equity 500 Index
  Fund Return
  Before Taxes....        -36.89%              -2.33%              -1.93%

  Return After
     Taxes on
     Distribu-
     tions........        -37.17%              -2.63%              -2.27%

  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares..        -23.62%              -1.90%              -1.65%

S&P 500*..........        -37.00%              -2.19%              -1.74%



--------

   * The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. Additionally, the returns of the S&P 500 do not reflect the effect of fees, expenses and taxes.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.045%
Distribution (12b-1)
  Fees                    0.15%
Other Expenses            0.05%
                         -----
Total Annual Fund
  Operating Expenses     0.245%
                         =====



     (1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

Example: This Example is intended to help you compare the cost of investing in the Fund's Administrative Shares with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund's Administrative Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Administrative Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $25       $79        $138       $315

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

     The S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

     Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio's ability to realize any investment return on such transactions may depend on the counterparty's ability or willingness to meet its obligations.

     Repurchase Agreements. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), and the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral or if the proceeds from the sale of the collateral are insufficient to make the Portfolio whole. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Securities Lending. The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Equity 500 Index Fund offers Administrative, Service and Class R Shares. Only the Administrative Shares of the Fund are discussed in this prospectus.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation , a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio's investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2008.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

     Mr. Tucker is a Managing Director of State Street Global Advisors, a Principal of SSgA FM, and Head of US Equity Markets in the Global Structured Products Group. He is responsible for overseeing the management of all U.S. equity index strategies and Exchange Traded Funds and is a member of the Senior Management Group.

     Previously, Mr. Tucker was head of the Structured Products group in SSgA's London office, where he was responsible for the management of all index strategies in SSgA's second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA's International

Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Fund since 2007.

     Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Karl Schneider

     Mr. Schneider is a Vice President of SSgA and a Principal of SSgA FM. Mr. Schneider joined SSgA in 1996 as a member of the SSgA's Global Structured Products Team. Mr. Schneider has served as a Portfolio Manager of the Fund since 2002. Mr. Schneider manages a variety of SSgA's domestic and international passive funds. Mr. Schneider holds a Bachelor of Science degree in Finance and Investments from Babson College and also a Master of Science degree in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information ("SAI").

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, and Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer and dividend disbursing agent for the Fund.

     The Distributor. ALPS Distributors, Inc. serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund determines its net asset value ("NAV") per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund's Administrative shares is calculated by dividing the value of the assets of the Fund attributable to its Administrative shares less the liabilities of the Fund attributable to its Administrative shares by the number of Administrative shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund. The minimum initial investment in the Class is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the SAI.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Administrative Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.15% of the Fund's net assets attributable to its Administrative shares. Because these fees are paid out of the assets of the Fund attributable to its Administrative shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosures.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Master Portfolio owned for more than one year that are properly designated by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Master Portfolio owned for one year or less generally will be taxable to you as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund. Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the Fund's Administrative Shares financial performance for the past 5 years. Certain information reflects financial results for a single share of the Administrative Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund's Administrative Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

                       STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS -- FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEAR


                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                     ENDED      ENDED      ENDED      ENDED      ENDED
                                   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04
                                   --------   --------   --------   --------   --------
Per Share Operating
  Performance(A):
Net Asset Value, Beginning of
  Year...........................  $  12.24   $  11.83   $  10.41   $  10.10   $   9.34
                                   --------   --------   --------   --------   --------
Investment Operations:
  Net investment income*.........      0.21       0.22       0.19       0.17       0.17
  Net realized and unrealized
     gain (loss) on investments..     (4.73)      0.41       1.42       0.30       0.82
                                   --------   --------   --------   --------   --------
     Total from investment
       operations................     (4.52)      0.63       1.61       0.47       0.99
                                   --------   --------   --------   --------   --------
Less Distributions from:
  Net investment income..........     (0.22)     (0.22)     (0.19)     (0.16)     (0.23)
                                   --------   --------   --------   --------   --------
  Net increase (decrease) in net
     assets......................     (4.74)      0.41       1.42       0.31       0.76
                                   --------   --------   --------   --------   --------
Net Asset Value, End of Year.....  $   7.50   $  12.24   $  11.83   $  10.41   $  10.10
                                   ========   ========   ========   ========   ========
Total Return(B)..................    (36.89)%     5.35%     15.52%      4.66%     10.63%
                                   ========   ========   ========   ========   ========
Ratios and Supplemental Data:
  Net Assets, End of Year
     (000s)......................  $111,075   $192,718   $206,607   $195,725   $200,524
  Ratios to average net
     assets(A):
     Operating expenses..........     0.245%     0.245%     0.245%     0.245%     0.245%
     Net investment income.......      2.09%      1.76%      1.75%      1.64%      1.78%
  Portfolio turnover rate(C).....        14%        12%        10%         8%         9%



(A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(B) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates.

      Results represent past performance and are not indicative of future results.

(C)   Portfolio turnover rate is from the State Street Equity 500 Index
      Portfolio.

* Net investment income per share is calculated using the average shares method.

                       See Notes to Financial Statements.

For more information about STATE STREET EQUITY 500 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   State Street Institutional Investment Trust


                                  ------------

                       STATE STREET EQUITY 500 INDEX FUND
                                 CLASS R SHARES


                                  ------------

                         Prospectus Dated April 30, 2009


                                  ------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS FUND OFFERS THREE CLASSES OF SHARES: R CLASS, ADMINISTRATIVE CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE R CLASS.

     AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS


  Introduction                                                             3
  Investment Objective                                                     3
  Principal Investment Strategies                                          3
  Principal Risks                                                          4
  Other Investment Considerations And Risks                                7
  Management and Organization                                              8
  Shareholder Information                                                 10
  Portfolio Holdings Disclosure                                           12
  Distribution Servicing Plan and Payments to Financial Intermediaries    12
  Dividends, Distributions and Tax Considerations                         13
  Financial Highlights                                                    15

INTRODUCTION

     The State Street Equity 500 Index Fund (the "Fund") is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation a publicly held bank holding company, is the investment adviser to the Fund and to the portfolio in which it invests.

     The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

     The Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

INVESTMENT OBJECTIVE

     The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500" or the "Index"). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment policies of the Fund below, you should assume that the investment policies of the Portfolio are the same in all material respects as those of the Fund. There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. (For a discussion of how the securities in the Index are selected, see "Other Investment Considerations and Risks -- The S&P 500" below).

     The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

     The Portfolio intends to invest in all 500 stocks comprising the S&P 500 in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days' notice prior to a change in the 80% investment policy.

     In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

PRINCIPAL RISKS

     General risks associated with the Fund's and Portfolio's investment policies and investment strategies are discussed below.

     - Stock values could decline generally or could under-perform other investments.

     - Because the S&P 500 includes mainly large U.S. companies, the Portfolio's emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

     - The Portfolio's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of, the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

     - Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "Master Portfolio") with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise choose not to do so.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart below shows the performance of the Fund's Class R Shares during the Fund's complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund's Class R Shares by showing changes in the Class R Shares' performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund's Class R Shares will perform in the future. Additionally, the performance information prior to June 7, 2005, the inception date for Class R shares, is that of the Administrative shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis. The Administrative shares' inception date was April 18, 2001.

                       STATE STREET EQUITY 500 INDEX FUND
                                 CLASS R SHARES
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2002                                  -22.31
2003                                   28.37
2004                                   10.63
2005                                    4.92
2006                                   15.02
2007                                    4.88
2008                                  -37.20




     During the period shown in the bar chart, the highest return for a quarter was

15.19% (quarter ended 06/30/03) and the lowest return for a quarter was -21.71% (quarter ended 12/31/08).

                           AVERAGE ANNUAL TOTAL RETURN

CLASS R SHARES

     The information in the following table gives some indication of the risks of an investment in the Fund's Class R Shares by comparing the Class R Shares' performance to the performance of the S&P 500 over various periods of time.

     The Fund's Class R Shares' after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the performance information prior to June 7, 2005, the inception date for Class R shares, is that of the Administrative shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis. The Administrative shares' inception date was April 18, 2001.

                                                            SINCE THE INCEPTION
                        PAST 1-YEAR        PAST 5-YEARS       DATE OF THE FUND
                       (PERIOD ENDED       (PERIOD ENDED         ANNUALIZED
                    DECEMBER 31, 2008)  DECEMBER 31, 2008)    (APRIL 18, 2001)
                    ------------------  ------------------  -------------------
State Street
  Equity 500 Index
  Fund Return
  Before Taxes....        -37.20%              -2.68%              -2.16%

  Return After
     Taxes on
     Distribu-
     tions........        -37.43%              -2.93%              -2.46%

  Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares..        -23.88%              -2.20%              -1.85%

S&P 500*..........        -37.00%              -2.19%              -1.74%



--------

   * The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. Additionally, the returns of the S&P 500 do not reflect the effect of fees, expenses and taxes.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.045%
Distribution (12b-1)
  Fees                    0.60%
Other Expenses            0.05%
                         -----
Total Annual Fund
  Operating Expenses     0.695%
                         =====



     (1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

Example: This Example is intended to help you compare the cost of investing in the Fund's Class R Shares with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund's

Class R Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class R Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $71       $223       $391       $891


OTHER INVESTMENT CONSIDERATIONS AND RISKS

     Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

     The S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

     Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio's ability to realize any investment return on such transactions may depend on the counterparty's ability or willingness to meet its obligations.

     Repurchase Agreements. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), and the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral or if the proceeds from the sale of the collateral are insufficient to make the Portfolio whole. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Securities Lending. The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust.

The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Equity 500 Index Fund offers three classes of shares: Administrative Shares, Service Shares and Class R Shares. Only the Class R Shares of the Fund are discussed in this prospectus.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio's investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2008.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

     Mr. Tucker is a Managing Director of State Street Global Advisors, a Principal of SSgA FM, and Head of US Equity Markets in the Global Structured Products Group. He is responsible for overseeing the management of all U.S. equity index strategies and Exchange Traded Funds and is a member of the Senior Management Group.

     Previously, Mr. Tucker was head of the Structured Products group in SSgA's London office, where he was responsible for the management of all index strategies in SSgA's second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA's International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Fund since 2007.

     Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Karl Schneider

     Mr. Schneider is a Vice President of SSgA and a Principal of SSgA FM. Mr. Schneider joined SSgA in 1996 as a member of the SSgA's Global Structured Products Team. Mr. Schneider has served as a Portfolio Manager of the Fund since 2002. Mr. Schneider manages a variety of SSgA's domestic and international passive funds. Mr. Schneider holds a Bachelor of Science degree in Finance and Investments from Babson College and also a Master of Science degree in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information ("SAI").

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, and Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer and dividend disbursing agent for the Fund.

     The Distributor. ALPS Distributors, Inc. serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

  SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund determines its net asset value ("NAV") per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund's R shares is calculated by dividing the value of the assets of the Fund attributable to its R shares less the liabilities of the Fund attributable to its R shares by the number of R shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Class is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the SAI.

DISTRIBUTION/SERVICING (RULE 12B-1 ) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Class R Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.60% of the Fund's net assets attributable to its R shares. Because these fees are paid out of the assets of the Fund attributable to its R shares, on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries

(including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Master Portfolio owned for more than one year that are properly designated by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers, long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Master Portfolio owned for one year or less generally will be taxable as to you as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

     Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the Fund's Class R Shares financial performance since inception. Certain information reflects financial results for a single share of the Class R Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund's Class R Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

                       STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS -- FOR A CLASS R SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEAR


                                         YEAR       YEAR       YEAR         PERIOD
                                         ENDED      ENDED      ENDED        ENDED
                                       12/31/08   12/31/07   12/31/06   12/31/2005(A)
                                       --------   --------   --------   -------------
Per Share Operating Performance(B):
Net Asset Value, Beginning of
  Period............................    $ 12.23    $11.82     $10.40        $ 9.98
                                        -------    ------     ------        ------
Investment Operations:
  Net investment income*............       0.17      0.16       0.15          0.08
  Net realized and unrealized gain
     (loss) on investments..........      (4.72)     0.42       1.41          0.41
                                        -------    ------     ------        ------
     Total from investment
       operations...................      (4.55)     0.58       1.56          0.49
                                        -------    ------     ------        ------
Less Distributions from:
  Total distributions...............      (0.19)    (0.17)     (0.14)        (0.07)
                                        -------    ------     ------        ------
  Net increase (decrease) in net
     assets.........................      (4.74)     0.41       1.42          0.42
                                        -------    ------     ------        ------
Net Asset Value, End of Period......    $  7.49    $12.23     $11.82        $10.40
                                        =======    ======     ======        ======
Total Return(C).....................     (37.20)%    4.88%     15.02%         4.92%
                                        =======    ======     ======        ======
Ratios and Supplemental Data:
  Net Assets, End of Period (000s)..    $ 4,975    $5,914     $3,104        $  105
  Ratios to average net assets(B):
     Operating expenses.............      0.695%    0.695%     0.695%        0.650%(D)
     Net investment income..........       1.67%     1.33%      1.33%         1.37%(D)
  Portfolio turnover rate(E)........         14%       12%        10%            8%



(A)   Class R Shares commenced operations on June 7, 2005.

(B) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(C) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(D)   Annualized.

(E)   Portfolio turnover rate is from the State Street Equity 500 Index
      Portfolio.

* Net investment income per share is calculated using the average shares method.

                       See Notes to Financial Statements.

For more information about STATE STREET EQUITY 500 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   State Street Institutional Investment Trust


                                  ------------

                       STATE STREET EQUITY 500 INDEX FUND
                                 SERVICE SHARES


                                  ------------

                         Prospectus Dated April 30, 2009


                                  ------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS FUND OFFERS THREE CLASSES OF SHARES: SERVICE CLASS, R CLASS AND ADMINISTRATIVE CLASS. THIS PROSPECTUS COVERS ONLY THE SERVICE CLASS.

     AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS


  Introduction                                                3
  Investment Objective                                        3
  Principal Investment Strategies                             3
  Principal Risks                                             4
  Other Investment Considerations And Risks                   7
  Management and Organization                                 9
  Shareholder Information                                    11
  Portfolio Holdings Disclosure                              13
  Distribution Servicing Plan and Payments to Financial
     Intermediaries                                          13
  Dividends, Distributions and Tax Considerations            13
  Financial Highlights                                       15

INTRODUCTION

     The State Street Equity 500 Index Fund (the "Fund") is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

     The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a "Master Portfolio") that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

     The Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

INVESTMENT OBJECTIVE

     The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500" or the "Index"). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment policies of the Fund below, you should assume that the investment policies of the Portfolio are the same in all material respects as those of the Fund. There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. (For a discussion of how the securities in the Index are selected, see "Other Investment Considerations and Risks -- The S&P 500" below).

     The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

     The Portfolio intends to invest in all 500 stocks comprising the S&P 500 in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days' notice prior to a change in the 80% investment policy.

     In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

PRINCIPAL RISKS

     General risks associated with the Fund's and Portfolio's investment policies and investment strategies are discussed below.

     - Stock values could decline generally or could under-perform other investments.

     - Because the S&P 500 includes mainly large U.S. companies, the Portfolio's emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

     - The Portfolio's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

     - Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "Master Portfolio") with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and its corresponding Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise choose not to do so.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart below shows the performance of the Fund's Service Shares during the Fund's complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund's Service Shares by showing changes in the Service Shares' performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund's Service Shares will perform in the future. Additionally, the performance information prior to March 10, 2003, the inception date for Service Shares, is that of Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Service Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative shares compared to 0.25% for Service shares on an annual basis. The Administrative Shares' inception date was April 18, 2001.

                       STATE STREET EQUITY 500 INDEX FUND
                                 SERVICE SHARES
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

(BAR CHART)

2002                                  -22.31
2003                                   28.33
2004                                   10.51
2005                                    4.56
2006                                   15.41
2007                                    5.16
2008                                  -36.93




     During the period shown in the bar chart, the highest return for a quarter was 15.19% (quarter ended 06/30/03) and the lowest return for a quarter was -21.68% (quarter ended 12/31/08).

                           AVERAGE ANNUAL TOTAL RETURN

     The information in the following table gives some indication of the risks of an investment in the Fund's Service Shares by comparing the Fund's Service Shares performance to the performance of the S&P 500 over various periods of time.

     The Fund's Service Shares' after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the following performance information prior to March 10, 2003, the inception date for Service Shares, is that of Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Service Shares. The Administrative Shares' inception date was April 18, 2001.

                                                              SINCE THE INCEPTION
                        PAST 1-YEAR         PAST 5-YEARS        DATE OF THE FUND
                       (PERIOD ENDED        (PERIOD ENDED          ANNUALIZED
                    DECEMBER 31, 2008)   DECEMBER 31, 2008)     (APRIL 18, 2001)
                    ------------------   ------------------   -------------------
State Street
  Equity 500
  Index Fund

  Return Before
     Taxes.......         -36.93%               -2.43%               -2.01%

  Return After
     Taxes on
     Distribu-
     tions.......         -37.20%               -2.71%               -2.33%

  Return After
     Taxes on
     Distribu-
     tions and
     Sale of Fund
     Shares......         -23.66%               -1.98%               -1.72%

S&P 500*.........         -37.00%               -2.19%               -1.74%



--------

   * The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. Additionally, the returns of the S&P 500 do not reflect the effect of fees, expenses and taxes.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.045%
Distribution (12b-1)
  Fees                    0.25%
Other Expenses            0.05%
                         -----
Total Annual Fund
  Operating Expenses     0.345%
                         =====



     (1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

Example: This Example is intended to help you compare the cost of investing in the Fund's Service Shares with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund's Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Service Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $35       $111       $194       $443


OTHER INVESTMENT CONSIDERATIONS AND RISKS

     Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

     The S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

     Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio's ability to realize any investment return on such transactions may depend on the counterparty's ability or willingness to meet its obligations.

     Repurchase Agreements. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), and the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral or if the proceeds from the sale of the collateral are insufficient to make the Portfolio whole. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Securities Lending. The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Equity 500 Index Fund offers Administrative, Service and Class R Shares. Only the Service Shares of the Fund are discussed in this prospectus.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940 as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, for compensation paid at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio's investments.

     A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2008.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

     Mr. Tucker is a Managing Director of State Street Global Advisors, a Principal of SSgA FM, and Head of US Equity Markets in the Global Structured Products Group. He is responsible for overseeing the management of all U.S. equity index strategies and Exchange Traded Funds and is a member of the Senior Management Group.

     Previously, Mr. Tucker was head of the Structured Products group in SSgA's London office, where he was responsible for the management of all index strategies in SSgA's second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA's International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Fund since 2007.

     Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Karl Schneider

     Mr. Schneider is a Vice President of SSgA and a Principal of SSgA FM. Mr. Schneider joined SSgA in 1996 as a member of the SSgA's Global Structured Products Team. Mr. Schneider has served as a Portfolio Manager of the Fund since 2002. Mr. Schneider manages a variety of SSgA's domestic and international passive funds. Mr. Schneider holds a Bachelor of Science degree in Finance and Investments from Babson College and also a Master of Science degree in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information ("SAI").

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, and Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer and dividend disbursing agent for the Fund.

     The Distributor. ALPS Distributors, Inc. serves as the Funds' distributor (the "Distributor") pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund determines its net asset value ("NAV") per share once each business day as of the close of regular trading on the NYSE. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund's Service shares is calculated by dividing the value of the assets of the Fund attributable to its Service shares less the liabilities of the Fund attributable to its Service shares by the number of Service shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Class is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of ) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Service Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund's net assets attributable to its Service shares. Because these fees are paid out of the assets of the Fund attributable to its Service shares, on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Master Portfolio owned for more than one year that are properly designated by the Fund as capital gains dividends generally will be taxable to you as long-term capital gains. For individual taxpayers, long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Master Portfolio owned for one year or less generally will be taxable to you as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

     Any gain resulting from the sale, exchange, or redemption of your shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the Fund's Service Shares financial performance for the past 5 years. Certain information reflects financial results for a single share of the Service Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund's Service Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

                       STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS -- FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEAR


                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                     ENDED      ENDED      ENDED      ENDED      ENDED
                                   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04
                                   --------   --------   --------   --------   --------
Per Share Operating
  Performance(A):
Net Asset Value, Beginning of
  Year...........................   $ 12.22    $ 11.82    $ 10.40    $ 10.10    $  9.33
                                    -------    -------    -------    -------    -------
investment operations:
  Net investment income*.........      0.20       0.21       0.18       0.16       0.16
  Net realized and unrealized
     gain (loss) on investments..     (4.72)      0.40       1.42       0.30       0.83
                                    -------    -------    -------    -------    -------
     Total from investment
       operations................     (4.52)      0.61       1.60       0.46       0.99
                                    -------    -------    -------    -------    -------
Less Distributions from:
  Net investment income..........     (0.21)     (0.21)     (0.18)     (0.16)     (0.22)
                                    -------    -------    -------    -------    -------
  Net increase (decrease) in net
     assets......................     (4.73)      0.40       1.42       0.30       0.77
                                    -------    -------    -------    -------    -------
Net Asset Value, End of Year.....   $  7.49    $ 12.22    $ 11.82    $ 10.40    $ 10.10
                                    =======    =======    =======    =======    =======
Total Return(B)..................    (36.93)%     5.16%     15.41%      4.56%     10.51%
                                    =======    =======    =======    =======    =======
Ratios And Supplemental Data:
  Net assets, end of year
     (000s)......................   $41,232    $70,965    $59,792    $39,086    $12,964
  Ratios to average net
     assets(A):
     Operating expenses..........     0.345%     0.345%     0.345%     0.345%     0.345%
     Net investment income.......      1.98%      1.67%      1.65%      1.56%      1.67%
  Portfolio turnover rate(C).....        14%        12%        10%         8%         9%



(A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(B) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates.

       Results represent past performance and are not indicative of future results.

(C)    Portfolio turnover rate is from the State Street Equity 500 Index
       Portfolio.

* Net investment income per share is calculated using the average shares method.

                       See Notes to Financial Statements.

For more information about STATE STREET EQUITY 500 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   State Street Institutional Investment Trust


                                  ------------

           STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND


                                  ------------

                         Prospectus Dated April 30, 2009


                                  ------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN THE STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS


  Introduction                                                             3
  Investment Objective                                                     3
  Principal Investment Strategies                                          3
  Principal Risks                                                          4
  Additional Information About the Funds' and Portfolios' Investment
     Strategies And Risks                                                  8
  Management and Organization                                             10
  Shareholder Information                                                 12
  Portfolio Holdings Disclosure                                           16
  Distribution Servicing Plan and Payments to Financial Intermediaries    16
  Dividends, Distributions and Tax Considerations                         16
  Financial Highlights                                                    18

INTRODUCTION

     The State Street Institutional Short-Term Tax Exempt Bond Fund (the "Fund") is a mutual fund whose investment objective is to seek to provide federally tax-exempt current income and liquidity. The Fund invests at least 80% of its assets in a diversified portfolio of investment grade municipal debt securities and maintains a dollar-weighted average portfolio duration of two years or less. The Fund is not a money market fund, and the Fund's net asset value per share will fluctuate. The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), a subsidiary of State Street Corporation, is the investment adviser to the Fund.

     The Fund invests as part of a "master-feeder" structure. The Fund will seek to achieve its investment objective by investing all of its investable assets in a separate mutual fund (a "Master Portfolio") that has substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Master Portfolio.

     The Fund can withdraw its investment in a Master Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the Master Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Master Portfolio, the Fund may invest all of its assets in another Master Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

INVESTMENT OBJECTIVE

     The Fund's investment objective is to seek to provide federally tax-exempt current income and liquidity. There is no guarantee that the Fund will achieve its investment objective.

     The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Institutional Short-Term Tax Exempt Bond Portfolio (the "Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. The Adviser is the investment adviser to the Portfolio. In reviewing the investment objective and strategies of the Fund below, you should assume that the investment objective and strategies of the Portfolio are the same in all material respects as those of the Fund and that, so long as the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio.

     The investment objective of the Fund as stated above is fundamental, which means that it may not be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio has a fundamental policy of investing at least 80% of its net assets under normal market conditions in investment grade municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio may buy or sell securities on a when-issued or forward commitment basis. The Portfolio may invest in municipal securities by investing in other mutual funds.

     The Portfolio may invest up to 20% of its assets in federally taxable securities including obligations issued by or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

     The municipal debt obligations in which the Portfolio may invest include investments in certain revenue sectors that may be more volatile than others due to changing economic and regulatory issues. These may include industrial development, pollution control, resource recovery, housing, and hospital revenue bond issues. The Portfolio will invest in debt obligations rated, at the time of investment, investment grade by Moody's, S&P, or comparable quality as determined by the Adviser. The Portfolio does not currently intend to invest in securities subject to the alternative minimum tax.

     Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization ("NRSRO"); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Adviser determines that to be in the best interest of the Portfolio.

PRINCIPAL RISKS

     - Call Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen, for example, when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

     - Credit/Default Risk. An issuer or guarantor of a fixed-income security held by the Portfolio may default or otherwise become, or be perceived to be, less likely to meet its obligation to pay principal or interest.

     - Interest Rate Risk. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield will tend to be higher than prevailing market rates. In addition, the value of a fixed income security will typically decrease as interest rates rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration, but would reduce its value by approximately fifteen dollars if it had a 15-year duration.

     - Liquidity Risk. Liquidity risk exists when particular investments are difficult or impossible to purchase, sell or convert to cash in the normal course of business. The ability of the Portfolio to transact in securities at advantageous prices may be greatly limited when liquidity is limited in the market and the Portfolio may have to hold such securities when the Adviser would otherwise have sold them. Also, there may not be a ready market for certain securities held by the Portfolio. Illiquid securities may be more difficult to value than other securities. In recent periods, various types of securities in which the Portfolio invests have experienced limited liquidity. It is possible that any such illiquidity will continue for an extended period of time.

     - Municipal Obligations Risk. Municipal obligations are affected by economic, business and political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. These investments may be more adversely impacted by changes in tax rates and policies than taxable investments. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Portfolio's ability to acquire and dispose of municipal securities at desirable yield and price levels. For instance, legislative proposals are introduced from time to time to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees may re-evaluate the Portfolio's investment objective and may submit possible changes in the structure of the Portfolio to its shareholders if shareholder approval is required. Municipal obligations include revenue obligations. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. The Portfolio's policy to invest in municipal debt obligations will subject the Portfolio to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration, to a greater extent than if the Portfolio were able to invest in all types of debt obligations. Because many municipal securities are issued to finance specific projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset can be negatively affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project. If the Internal Revenue Service determines the issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable (in some cases retroactively) and the security could decline in value. Municipal obligations may also be subject to call risk (a security could be redeemed prior to maturity) and extension risk (a security's duration could lengthen due to the deceleration of payments).

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "Master Portfolio") with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio. The Adviser also serves as investment adviser to the Master Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Master Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund's investment in the Master Portfolio at a time when it might otherwise choose not to do so.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION

     The bar chart and table below provide some indication of the risks of investing in the Short-Term Tax Exempt Bond Fund by illustrating the variability of the Fund's returns during the year since inception. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

           STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
              TOTAL RETURN FOR THE CALENDAR YEAR ENDED DECEMBER 31

(BAR CHART)

2008                                  2.93




     During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended 6/30/2008) and the lowest return for a quarter was 0.01% (quarter ended 12/31/2008).

                          AVERAGE ANNUAL TOTAL RETURN*

                                        SINCE THE INCEPTION
                       PAST 1-YEAR        DATE OF THE FUND
                      (PERIOD ENDED          ANNUALIZED
                   DECEMBER 31, 2008)    (FEBRUARY 7, 2007)
                   ------------------   -------------------

State Street
  Short-Term Tax
  Exempt Bond
  Fund...........         2.93%                 3.28%



--------

   * Certain expenses incurred by the Short-Term Tax Exempt Bond Fund were reimbursed during the period. Without this reimbursement, the Fund's performance would have been lower.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the estimated expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)       0.10%
Distribution (12b-1)
  Fees                   0.05%
Other Expenses(2)        0.12%
                         ----
Total Annual Fund
  Operating Expenses(2)  0.27%
                         ----
Less Waivers and
  Reimbursements(3)      -.02%
Net Expenses             0.25%
                         ====



       (1) This fee is the investment advisory fee paid by the Portfolio to the Adviser and represents the total annual net operating expenses of the Portfolio.

       (2) "Other Expenses" and "Total Fund Annual Operating Expenses" have been restated to reflect the discontinuance of expense waiver arrangements for the Portfolio.

       (3) The Adviser has contractually agreed to limit the Fund's total annual operating expenses (including the pass-through expenses of the Portfolio) to 0.25% (on an annualized basis) of the Fund's average daily net assets until April 30, 2010.

Example: This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that the Adviser's contractual expense limitation is in effect for year one. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $26       $80        $141       $321


ADDITIONAL INFORMATION ABOUT THE FUND'S AND PORTFOLIO'S INVESTMENT STRATEGIES AND RISKS

     The investment policies described below reflect the Fund's and Portfolio's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

     Commercial Paper, Rule 144A and Other Short-Term Obligations. Commercial paper (including variable amount master notes and funding agreements) are short-term promissory notes issued by corporations, partnerships, trusts or other entities, to finance short-term credit needs. Short-term obligations held by the Portfolio include non-convertible debt securities (e.g., bonds and debentures) with not more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables.

     Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk. A municipal bond, like a bond issued by a corporation or the U.S. government, obligates the obligor on the bond to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

     Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

     Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

     Portfolio Duration. The Fund will maintain a dollar-weighted average portfolio duration of two years or less. Duration is a measure of the price sensitivity of a security to changes in interest rates. Unlike maturity, which measures the period of time until final payment is to be made on a security, duration measures the dollar-weighted average maturity of a security's expected cash flows (i.e., interest and principal payments), discounted to their present values, after giving effect to all maturity shortening features, such as call or redemption rights. With respect to a variable or floating-rate instrument, duration is adjusted to indicate the price sensitivity of the instrument to changes in the interest rate in effect until the next reset date. For substantially all securities, the duration of a security is equal to or less than its stated maturity.

     Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio's maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument.

Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) are subject to the Portfolio's percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolio invests, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.

     Temporary Defensive Strategy. From time to time, for temporary defensive purposes, the Portfolio may invest without limit in taxable short-term investments. Dividends paid by the Portfolio that are attributable to income earned by the Portfolio from these instruments will be taxable to investors. This temporary defensive strategy may be inconsistent with the Portfolio's principal investment strategy, and the Portfolio may not achieve its investment objective.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is a separate series of State Street Master Funds, a business trust organized under the laws of the Commonwealth of Massachusetts.

     Board of Trustees. The Trust's Board of Trustees is responsible for generally overseeing the operations of the Fund. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.4 trillion in assets as of December 31, 2008 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $118.5 billion in assets under management at December 31, 2008. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets directly, at an annual rate of .10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

     A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2008.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

Timothy Ryan, CFA

     Mr. Ryan is a Vice President of State Street Global Advisors and a Principal of SSgA FM, and a Unit Head for the Municipal Bond Group.

     Mr. Ryan is a portfolio manager for the nuclear decommissioning trusts and insurance portfolios. Mr. Ryan joined SSgA in 2003 and he has served as a portfolio manager of the Fund since 2007. Mr. Ryan's responsibilities also include cross over analysis and setting portfolio strategy to maximize after tax return on the Barclays Capital U.S. Aggregate benchmarked portfolios. Prior to joining SSGA, Mr. Ryan was a lead portfolio manager in the municipal bond group at Deutsche Bank Asset Management, formally Scudder Insurance Asset Management. Mr. Ryan has a BS from the University of Wisconsin and a Master of Management from JL Kellogg Graduate School of Management Northwestern University. Mr. Ryan has earned the Chartered Financial Analyst designation.

Matthew D. Pappas

     Mr. Pappas is a Principal of SSgA, a Principal of SSgA FM, and a Portfolio Manager in the Tax-Aware and Principal Protected Strategies (TAPPS) Group, which includes Corporate Liquidity and Stable Value asset management. He manages various investment grade strategies to meet client specific objectives. Prior to his current role, Mr. Pappas was a research analyst in the Credit Research group supporting the Securities Lending and Cash desk. This role included both quantitative and qualitative credit analysis on corporate and short-term structured products. Mr. Pappas originally joined SSgA as an Investment Operations associate before transitioning to the Research group in 2002. He has been a member of the Fixed Income area since joining SSgA in 1999 and has served as a Portfolio Manager of the Fund since 2008. Matt earned his Bachelor's degree in Accounting from the University of Massachusetts, Dartmouth. He also has his MBA with a concentration in Finance from Bryant College.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information ("SAI").

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian.  State Street Bank and Trust Company

("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer and Dividend Disbursing Agent. ALPS Fund Services, Inc. is the transfer and dividend disbursing agent.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund determines the net asset value ("NAV") per share each business day as of the close of the regular trading session of the New York Stock Exchange (the "NYSE"). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on days that the Federal Reserve is closed. The NAV per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

     Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost.

     Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund. All purchases will begin earning dividends the following business day after the purchase date.

     The minimum initial investment in the Fund is $5 million, although the Adviser may waive the minimum in its discretion. Holdings of all customer accounts of each Intermediary shall be aggregated for the purpose of determining these account balances. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) received by the Fund before the order will be accepted. The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

 -----------------------------------
BY MAIL:
     An initial investment in
the Fund must be preceded or
accompanied by a completed,
signed Institutional Account
Application Form, sent to:
     SS Institutional Short-
     Term Tax Exempt Bond Fund
     P.O. Box 13515
     Denver, CO 80202
------------------------------------
BY TELEPHONE/FAX:
     An initial investment in
the Fund must be preceded or
accompanied by a completed,
signed Institutional Account
Application Form, faxed to
(303) 825-2575. Call the Fund
at (866) 392-0869 between the
hours of 9:00 a.m. ET and 8:00
p.m. ET to:
- confirm receipt of the faxed
  Institutional Account
  Application Form (initial
  purchases only),
- request your new account
  number (initial purchases
  only),
- confirm the amount being
  wired and wiring bank,
- confirm the name and number
  of the contact person in
  connection with the order at
  the wiring bank, and
- receive a confirmation
  number for your purchase
  order (your trade is not
  effective until you have
  received a confirmation
  number from the Fund),
For your initial investment,
send the original, signed
Institutional Account
Application Form to the
address above.

------------------------------------
WIRE INSTRUCTIONS:
Instruct your bank to transfer
money by Federal Funds wire
to:
     State Street Bank & Trust
     Co.
     One Lincoln Street
     Boston, MA 02111

     ABA# 011000028
     DDA# 0015-755-2
     Account Name: SS
     Institutional Short-Term
     Tax Exempt Bond Fund
     Ref: Shareholder Account
     #
     Ref: Shareholder Name

You will not be able to redeem
shares from the account until
the original Application has
been received. The Fund and
its agents are not responsible
for transfer errors by the
sending or receiving bank and
will not be liable for any
loss incurred due to a wire
transfer not having been
received.

 -----------------------------------



In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. Redemption requests must be received prior to 4:00 p.m. ET on a business day to be effective on the date received. Payments of redemption proceeds ordinarily will be sent the next business day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

     If you are redeeming some, but not all, of your shares, your remaining account balance should be above $1,000,000 and subsequent purchases of shares of the Fund may be rejected unless, after such purchase, your account balance will be at or greater than $1,000,000. A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Fund reserves the right to modify or waive minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity. Notification will be sent to the shareholder and the shareholder will be given 60 days to increase the balance to the required minimum or the account may be closed.

 ------------------------------------------

 ------------------------------------------
      BY MAIL        Send a signed letter
                     to:
                       SS Institutional
                     Short-Term Tax
                       Exempt Bond Fund
                       P.O. Box 13515
                       Denver, CO 80202
                     The letter should
                     include information
                     necessary to process
                     your request as
                     described below. The
                     Fund may require a
                     medallion guarantee in
                     certain circumstances.
                     See "Medallion
                     Guarantees" below.

 ------------------------------------------
    BY TELEPHONE     (866) 392-0869
     BETWEEN THE
      HOURS OF
      9:00 A.M.
  AND 8:00 P.M. ET.
 ------------------------------------------
The Fund will need the following
information to process your redemption
request:
     - name(s) of account owners;
     - account number(s);
     - the name of the Fund;
     - your daytime telephone number; and
     - the dollar amount, percentage or
       number of shares being redeemed.
 ------------------------------------------


     On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares, except the 9:00 a.m. ET beginning time.

     Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

     - Your account address has changed within the last 10 business days.

     - A wire is being made payable to someone other than the account owner.

     - Redemption proceeds are being transferred to an account with a different registration.

     - A wire is being sent to a financial institution other than the one that has been established on your Fund account.

     - Other unusual situations as determined by the Fund's transfer agent.

     The Fund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay a redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

     About Telephone and Internet Transactions. You may choose to access your account 24 hours a day and conduct transactions in the Fund via its web interface secure account access. All shareholder transaction orders via the Internet are processed at the NAV next determined after your transaction order is received in good order. To learn more and sign up for online account access, please see the website at https://www.sttfunds.com. Telephone and Internet transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund's agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted via the Internet or by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted via the Internet or by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

     The Fund may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser's judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading in the Fund's shares by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the SAI.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.05%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex's distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Fund intends to declare dividends on shares from net investment income daily and have them payable as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors should consult the SAI for more information.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders.

However, the Fund's failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

     Distributions from the Fund properly designated as "exempt-interest dividends" are not generally subject to federal income tax, including the federal alternative minimum tax for both individual and corporate shareholders but may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits. Distributions of the Fund's income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Fund's net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Master Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

     For federal income tax purposes, distributions of investment income (other that "exempt interest dividends" described above) are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Master Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from investments that the Master Portfolio owned for more than one year and that are properly designated by the Fund as capital gain dividends generally will be taxable as long-term capital gains. Generally, the Fund does not expect a significant portion of its distributions to be capital gain dividends. For individual taxpayers, long-term capital gain rates have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Master Portfolio owned for one year or less generally will be taxable to you as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Fund; however, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares.

     Any gains resulting from the redemption or exchange of your Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund's shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

           STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS -- SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:


                                                  YEAR         PERIOD
                                                  ENDED        ENDED
                                               12/31/2008   12/31/2007*
                                               ----------   -----------
Per Share Operating Performance(A):
Net Asset Value, Beginning of Period.........   $  10.01      $ 10.00
                                                --------      -------
Investment Operations:
  Net investment income......................       0.23**       0.31**
  Net realized and unrealized gain on
     investments.............................       0.06         0.01
                                                --------      -------
     Total from investment operations........       0.29         0.32
                                                --------      -------
Less Distributions from:
  Net investment income......................      (0.24)       (0.31)
                                                --------      -------
Net Asset Value, End of Period...............   $  10.06      $ 10.01
                                                --------      -------
Total Return(B)..............................       2.93%        3.29%
Ratios And Supplemental Data:
  Net Assets, End of Period (000s)...........   $101,307      $40,438
Ratios to average net assets:(A)
  Gross operating expenses...................       0.33%        0.46%***
  Net operating expenses.....................       0.20%        0.18%***
  Net investment income......................       2.34%        3.51%***
  Voluntary expense reimbursement(C).........       0.13%        0.02%***
  Portfolio turnover rate(D).................      88.99%       31.18%****



      * The Fund commenced operations on February 7, 2007.

     ** Net investment income per share is calculated using the average shares method.

    *** Annualized.

   **** Not annualized.

    (A) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Short-Term Tax Exempt Bond Portfolio.

    (B) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

    (C) This voluntary expense reimbursement is reflected in both the net operating expense and the net investment income ratios shown above.

    (D) Portfolio turnover rate is from the State Street Short-Term Tax Exempt Bond Portfolio.

                       See Notes to Financial Statements.

For more information about STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND
FUND:

     The Fund's SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (866) 392-0869. The Funds' website address is https://www.sttfunds.com.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  (the "Trust")
                                  P.O. Box 5049
                           Boston, Massachusetts 02206

                       STATE STREET EQUITY 500 INDEX FUND
                       STATE STREET EQUITY 400 INDEX FUND
                       STATE STREET EQUITY 2000 INDEX FUND
                     STATE STREET AGGREGATE BOND INDEX FUND
              STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND
                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
      STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND (FORMERLY
         STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND)
          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2009

This Statement of Additional Information ("SAI") relates to the prospectuses dated April 30, 2009, as amended from time to time thereafter for each of the Funds listed above.

The SAI is not a prospectus and should be read in conjunction with the Prospectuses. A copy of each Prospectus can be obtained free of charge by calling (866) 293-0869 or by written request to the Trust at the address listed above.

The Trust's financial statements for the fiscal year ended December 31, 2008, including the independent registered public accounting firm report thereon, are included in the Trust's annual report and are incorporated into this SAI by reference. A copy of the Trust's annual report is available, without charge, upon request, by calling (866) 392-0869 or by written request to the Trust at the address above.

TABLE OF CONTENTS

Trust History............................................................      2
Description of the Funds and Their Investments and Risks.................      3
Additional Investments and Risks.........................................      5
Management of the Trust..................................................     21
Control Persons and Principal Holders of Securities......................     24
Investment Advisory and Other Services...................................     27
Portfolio Managers.......................................................     30
Brokerage Allocation and Other Practices.................................     32
Capital Stock and Other Securities.......................................     32
Purchase, Redemption and Pricing of Shares...............................     33
Taxation of the Funds....................................................     33
Underwriter..............................................................     41
Financial Statements.....................................................     42
Appendix A - Ratings of Debt Instruments.................................   A-43
Appendix B - Trust's Proxy Voting Procedures.............................   B-45
Appendix C - Adviser's Proxy Voting Procedures...........................   C-47

TRUST HISTORY

     The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000.

     The Trust is an open-end management investment company. The Trust comprises the following diversified series:

          -    State Street Equity 500 Index Fund (the "Equity 500 Index Fund");

          -    State Street Equity 400 Index Fund (the "Equity 400 Index Fund");

          -    State Street Equity 2000 Index Fund (the "Equity 2000 Index
               Fund");

          - State Street Aggregate Bond Index Fund (the "Aggregate Bond Index Fund");

          - State Street Institutional Limited Duration Bond Fund (the "Limited Duration Bond Fund");

          -    State Street Institutional Liquid Reserves Fund (the "ILR Fund");

          - Street Institutional Short-Term Tax Exempt Bond Fund (the "Short-Term Tax Exempt Bond Fund");

          - State Street Institutional Tax Free Money Market Fund (the "Tax Free Fund");

          - State Street Institutional U.S. Government Money Market Fund (the "U.S. Government Fund")

          - State Street Institutional Treasury Money Market Fund (the "Treasury Fund"); and

          - State Street Institutional Treasury Plus Money Market Fund (the "Treasury Plus Fund")

The Equity 500 Index Fund, Equity 400 Index Fund, Equity 2000 Index Fund and Aggregate Bond Index Fund are referred to in this SAI as the "Index Funds." The ILR Fund, Treasury Fund, Treasury Plus Fund, Tax Free Fund and U.S. Government Fund are referred to in this SAI as the "Money Funds" or "Money Market Funds." The Treasury Fund and Treasury Plus Fund are referred to in this SAI as the "Treasury Funds." The Limited Duration Bond Fund and Short-Term Tax Exempt Bond Fund are referred to in this SAI as the "Bond Funds." All Funds together are referred to in this SAI as the "Funds" and each Fund may be referred to in context as the "Fund" as appropriate.

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding master portfolio of the State Street Master Funds (each a "Portfolio" and collectively the "Portfolios") that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. The table below shows the respective Portfolio in which each Fund invests.

FEEDER FUND                       MASTER PORTFOLIO
-----------                       ------------------------------------------------------------------------------------------
Equity 500 Index Fund             State Street Equity 500 Index Portfolio ("Equity 500 Index Portfolio")
Equity 400 Index Fund             State Street Equity 400 Index Portfolio ("Equity 400 Index Portfolio")
Equity 2000 Index Fund            State Street Equity 2000 Index Portfolio ("Equity 2000 Index Portfolio)
Aggregate Bond Index Fund         State Street Aggregate Bond Index Portfolio ("Aggregate Bond Index Portfolio")
Limited Duration Bond Fund        State Street Limited Duration Pond Portfolio ("Limited Duration Bond Portfolio")
ILR Fund                          State Street Money Market Portfolio ("Money Market Portfolio")
Short-Term Tax Exempt Bond Fund   State Street Short-Term Tax Exempt Bond Portfolio ("Short-Term Tax Exempt Bond Portfolio")
Tax Free Fund                     State Street Tax Free Money Market Portfolio ("Tax Free Portfolio")
U.S. Government Fund              State Street U.S. Government Money Market Portfolio ("U.S. Government Portfolio")
Treasury Fund                     State Street Treasury Money Market Portfolio ("Treasury Portfolio")
Treasury Plus Fund                State Street Treasury Plus Money Market Portfolio ("Treasury Plus Portfolio")

The Equity 500 Index Portfolio, Equity 400 Index Portfolio, Equity 2000 Index Portfolio and Aggregate Bond Index Portfolio are referred to in this SAI as the "Index Portfolios." The Money Market Portfolio, Treasury Portfolio, Treasury Plus Portfolio and U.S. Government Portfolio are referred to in this SAI as the "Money Portfolios" or "Money Market Portfolios." The Treasury Portfolio and Treasury Plus Portfolio are referred to in this SAI as the "Treasury Portfolios." The Limited Duration Bond Portfolio and Short-Term Tax Exempt Bond Portfolio are referred to in this SAI as the "Bond Portfolios." All Portfolios together are referred to in this SAI as the "Portfolios" and each Portfolio may be referred to in context as the "Portfolio" as appropriate.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Each Fund's Prospectus contains information about the investment objective and policies of that Fund. This SAI should only be read in conjunction with the Prospectus of the Fund or Funds in which you intend to invest.

In addition to the principal investment strategies and the principal risks of the Funds and Portfolios described in each Fund's Prospectus, a Fund or Portfolio may employ other investment practices and may be subject to additional risks, which are described below. In reviewing these practices of the Funds, you should assume that the practices of the corresponding Portfolio are the same in all material respects.

Additional Information Concerning the S&P 500

The Equity 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's(R), a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to the Equity 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500, which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Equity 500 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 500 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 500 Index Fund.

S&P does not guarantee the accuracy or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 500 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information Concerning the S&P MidCap 400

     The Equity 400 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 400 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P MidCap 400 to track general stock market performance. S&P's only relationship to the Equity 400 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400, which is determined, composed and calculated by S&P without regard to the Equity 400 Index Fund. S&P has no obligation to take the needs of the Equity 400 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P MidCap 400. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 400 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 400 Index Fund.

S&P does not guarantee the accuracy or the completeness of the S&P MidCap 400 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 400 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P MidCap 400 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information Concerning the Russell 2000 Index

The Equity 2000 Index Fund is not sponsored, endorsed, promoted by, or in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Equity 2000 Index Fund or any associated literature or publications, and Russell makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000 Index. Russell's publication of the Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 Index or any data included in the Index. Russell makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 Index or any data included therein, or any security (or combination thereof) comprising the Index. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Russell 2000 Index or any data or any security (or combination thereof) included therein.

Additional Information Concerning the Barclays Capital U.S. Aggregate Index (the "U.S. Aggregate Index")

     The Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Aggregate Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the U.S. Aggregate Index to track general performance. Barclays Capital's only relationship to the Aggregate Bond Index Fund is the licensing of certain trademarks and trade names of Barclays Capital and of the U.S. Aggregate Index, which is determined, composed and calculated by Barclays Capital without regard to the Fund. Barclays Capital has no obligation to take the needs of the Aggregate Bond Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the U.S. Aggregate Index. Barclays Capital is not responsible for and has not participated in the determination of the price and number of shares of the Aggregate Bond Index Fund or the timing of the issuance or sale of shares of the Fund. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of shares of the Aggregate Bond Index Fund.

Barclays Capital does not guarantee the accuracy or the completeness of the U.S. Aggregate Index or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by the Aggregate Bond Index Fund, owners of shares of the Fund or any other person or entity from the use of the U.S. Aggregate Index or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Aggregate Index or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INVESTMENTS AND RISKS

To the extent consistent with its investment objective and restrictions, each Fund or Portfolio may invest in the following instruments and use the following techniques.

Cash Reserves

Each Index Portfolio and the Tax Free Portfolio may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by S&P or, if unrated, of comparable quality in the opinion of SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time an Index Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser. To the extent that an Index Portfolio holds the foregoing instruments its ability to track its corresponding Index may be adversely affected. See Appendix A for more information on the ratings of debt instruments.

Credit Default Swaps

The Limited Duration Bond Portfolio may enter into credit default swap transactions. A credit default swap is an agreement between the Portfolio and a counterparty that enables the Portfolio to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," make periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Portfolio to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Portfolio potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Portfolio may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Portfolio. As the protection buyer, the Portfolio bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Portfolio in the event of a default (or similar event). In addition, when the Portfolio is a protection buyer, the Portfolio's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Portfolio may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Portfolio would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Portfolio effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap.

The use of credit default swaps, like all swap agreements, is subject to certain risks. If a counterparty's creditworthiness declines, the value of the swap would likely decline because of the heightened risk that the counterparty may be unable to satisfy its payment obligations (particularly if the counterparty was the protection seller under the credit default swap contract). In addition, there is no guarantee that the Portfolio can eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Futures Contracts and Options on Futures

Each Index Portfolio may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

Futures contracts. A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a "closing transaction"). Upon entering into a futures contract, an Index Portfolio is required to deposit an initial margin with the futures broker. The initial margin serves as a "good faith" deposit that an Index Portfolio will honor its futures commitments. Subsequent payments (called "variation margin" or "maintenance margin") to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Futures contracts also involve brokerage costs. If the Portfolio is unable to enter into a closing transaction, the amount of the Portfolio's potential loss may be unlimited.

Each Index Portfolio will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

The Limited Duration Bond Portfolio may enter into futures contracts on securities in which it may invest and may purchase and write call and put options on such contracts.

The Limited Duration Bond Portfolio has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Options on futures contracts. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in an futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Limited Duration Bond Portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Limited Duration Bond Portfolio is subject to the Adviser's ability to predict movements in various factors affecting financial markets. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Limited Duration Bond Portfolio, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the Limited Duration Bond Portfolio, the Portfolio may seek to close out such a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would likely continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the Limited Duration Bond Portfolio is subject to the Adviser's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Portfolio has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Portfolio's securities increase instead as a result of a decline in interest rates, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the Limited Duration Bond Portfolio has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Portfolio's tax-exempt securities decrease, the Portfolio would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Illiquid Securities

Each Portfolio, except for the Treasury Portfolio, may invest in illiquid securities. Each Index Portfolio, the Bond Portfolios and the Tax Free Portfolio will invest no more than 15% of its net assets, and each Money Market Portfolio will invest no more than 10% of its net assets, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Lending of Portfolio Securities

Each Index Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by an Index Portfolio. An Index Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. An Index Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, an Index Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Options on Securities and Securities Indices

Each Index Portfolio may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Index Portfolios may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Purchase of Other Investment Company Shares

Each Portfolio may, to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act") and exemptive rules and orders thereunder, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Portfolio's. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Repurchase Agreements

Each Portfolio, except for the Treasury Portfolio, may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio's original purchase price plus interest within a specified time (normally one business day). The Portfolio will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolio may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Portfolio.

Section 4(2) Commercial Paper/Rule 144A Securities

Each Portfolio, other than the Treasury Portfolios and the Short-Term Tax Exempt Bond Portfolio, may also invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("1933 Act") ("Section 4(2) paper") or in securities that that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities"). The U.S. Government Portfolio may invest in Rule 144A securities, but not Section 4(2) paper.

Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of each Fund's and Portfolio's percentage limitations on illiquid securities when the Adviser (pursuant to guidelines adopted by the Board of Trustees) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities.

U.S. Government Securities

Each Portfolio may purchase U.S. government securities. With respect to U.S. Government securities, the Treasury Portfolio will invest exclusively in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds maturing within 397 days, and other mutual funds, subject to regulatory limitations, that invest exclusively in such obligations. The Treasury Plus Portfolio will invest substantially all of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The types of U.S. government obligations in which each other Portfolio may at times invest include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury,
(c) discretionary authority of the U.S. government agency or instrumentality, or
(d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.

The Money Portfolios may purchase U.S. government obligations on a forward commitment basis. The Money Portfolios, except for the Treasury Portfolios, may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").

Treasury Inflation-Protected Securities

The Limited Duration Bond Portfolio may invest in Inflation-Protection Securities ("IPSs"), a type of inflation-indexed Treasury security. IPSs typically provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the CPI-U.

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPSs also provide for an additional payment (a "minimum guarantee payment") at maturity if the security's inflation-adjusted principal amount for the maturity date is less than the security's principal amount at issuance. The amount of the additional payment will equal the excess of the security's principal amount at issuance over the security's inflation-adjusted principal amount for the maturity date.

When-Issued Securities

Each Portfolio may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Portfolio's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Portfolio. When entering into a when-issued transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. The Money Portfolios will not invest more than 25% of their respective net assets in when-issued securities.

Securities purchased on a when-issued basis and held by a Portfolio are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Portfolio remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Portfolio's net asset value ("NAV").

When payment for when-issued securities is due, a Portfolio will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Reverse Repurchase Agreements

The Aggregate Bond Index Portfolio, the Tax Free Portfolio, the Limited Duration Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which a Portfolio provides securities as collateral. Under a reverse repurchase agreement, a Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Portfolio retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations from a Portfolio's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Portfolio's custodian on the Portfolio's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by a Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Portfolio's ability to reacquire the underlying securities.

Total Return Swaps and Interest Rate Swaps

The Aggregate Bond Index Portfolio and the Bond Portfolios may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. A Portfolio's return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines.

The Aggregate Bond Index Portfolio and Limited Duration Bond Portfolio may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by a Portfolio with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment. For example, the Portfolios may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Portfolios. In such an instance, the Portfolios may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the portfolio of a Portfolio, the Portfolio would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Portfolio would likely lose money on the swap transaction.

Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs")

The Aggregate Bond Index Portfolio, the Limited Duration Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Forward Commitments

The Aggregate Bond Index Portfolio, the Bond Portfolios, the Tax Free Portfolio and the Money Portfolios may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

Investment-Grade Bonds

The Aggregate Bond Index Portfolio and the Money Market Portfolio may invest in corporate notes and bonds that are rated investment-grade by a nationally recognized statistical rating organization ("NRSRO") (and, in the case of the Money Market Portfolio, rated in one of the two short-term highest rating categories by at least two NRSROs or by one NRSRO if only one NRSRO has rated the security) or, if unrated, are of comparable quality to the rated securities described above, as determined by the Adviser, in accordance with procedures established by the Board of Trustees. Investment-grade securities include securities rated Baa by Moody's or BBB- by S&P (and securities of comparable quality), which have speculative characteristics.

Asset-Backed Securities

The Aggregate Bond Index Portfolio and the Money Market Portfolio may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security. Use of asset-backed securities will represent less than 5% of the Money Market Portfolio's total assets by issuer.

Mortgage-Backed and Mortgage-Related Securities

The Aggregate Bond Index Portfolio, the Limited Duration Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio and solely as collateral for repurchase agreements in the case of the Money Market Portfolio and U.S. Government Portfolio, may invest in mortgage-backed and mortgage-related securities. Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event a Portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities.

The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return the adviser expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio. Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

Mortgage-backed securities are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Portfolio's ability to buy or sell those securities at any particular time.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Mortgage-Backed Security Rolls

The Aggregate Bond Index Portfolio may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Portfolio will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as the Portfolio's repurchase agreement counterparties. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and must be "good delivery." Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

Variable and Floating Rate Securities

The Aggregate Bond Index Portfolio, the Bond Portfolios, the Money Market Portfolio and the U.S. Government Portfolio may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Limited Duration Bond Portfolio may also invest in funding agreements, which are privately placed, unregistered obligations negotiated with a purchaser.

Variable Amount Master Demand Notes

The Money Market Portfolio, the U.S. Government Portfolio and the Bond Portfolios may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Zero Coupon Securities

The Aggregate Bond Index Portfolio, the Bond Portfolios, the Money Market Portfolio and the U.S. Government Portfolio may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. The Portfolios will not receive cash payments on a current basis from the issuer in respect of accrued original issue discount ("OID"), but investors will be required to accrue OID for U.S. federal income tax purposes. To generate sufficient cash for a Fund to make the requisite distributions to maintain its qualification for treatment as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund may be required to redeem a portion of its interest in a Portfolio in order to obtain sufficient cash to satisfy the 90% distribution requirement with respect to the OID accrued on zero coupon bonds. The Portfolio in turn may sell investments in order to meet such redemption requests, including at a time when it may not be advantageous to do so. The Money Portfolio, the U.S. Government Portfolio and the Bond Portfolios may invest no more than 25% of their respective total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Municipal and Municipal-Related Securities

Municipal securities may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

The Tax Free Portfolio and the Bond Portfolios may invest in municipal and municipal-related securities. Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. The Portfolios may be more adversely impacted by changes in tax rates and policies than other funds. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Portfolio's ability to acquire and dispose of municipal securities at desirable yield and price levels. Concentration of a Portfolio's investments in these municipal obligations will subject the Portfolio, to a greater extent than if such investment was not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration.

Auction Rate Securities. Auction rate municipal securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Portfolio will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration. The Tax Free Portfolio does not invest in auction rate securities.

Industrial Development and Private Activity Bonds. Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; ports and airport facilities; colleges and universities; and hospitals. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability without obligation to make up deficiencies in the debt service reserve fund.

Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. As noted in each Portfolio's Prospectus and discussed below under "Taxation of the Funds," interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.

Insured Municipal Securities. Insured municipal securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a fund to receive only the face or par value of the securities held by the fund, but the ability to be paid is limited to the claims paying ability of the insurer. The insurance does not guarantee the market value of the municipal securities or the net asset value of a fund's shares. Insurers are selected based upon the diversification of its portfolio and the strength of the management team which contributes to the claims paying ability of the entity. However, the Adviser selects securities based upon the underlying credit with bond insurance viewed as an enhancement only. The Adviser's objective is to have an enhancement that provides additional liquidity to insulate against volatility in changing markets.

Municipal Leases. The Tax Free Portfolio and Short-Term Tax Exempt Bond Portfolio may purchase participation interests in municipal obligations, including municipal lease/purchase agreements. Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. Certain participation interests may permit a Portfolio to demand payment on not more than seven days' notice, for all or any part of the fund's interest, plus accrued interest.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Some leases or contracts include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, the Portfolios will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.

Whether a municipal lease agreement will be considered illiquid for the purpose of a Portfolio's restriction on investments in illiquid securities will be determined in accordance with procedures established by the Board of Trustees.

Pre-Refunded Municipal Securities. The interest and principal payments on pre-refunded municipal securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government securities. These payments have been "pre-refunded" using the escrow fund.

Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. Subject to applicable regulatory requirements, a Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian and the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

Tax Exempt Commercial Paper

The Tax Free Portfolio and the Bond Portfolios may invest in tax exempt commercial paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Portfolios will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service. See Appendix A for more information on the ratings of debt instruments.

Investment Restrictions

The Portfolios in which the Funds invest each have substantially the same investment restrictions as their corresponding Funds. In reviewing the description of a Fund's investment restrictions below, you should assume that the investment restrictions of the corresponding Portfolio are the same in all material respects as those of the Fund.

The Trust has adopted the following restrictions applicable to the Index Funds, which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the 1940 Act, to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy. Each Index Fund may not:

     (1) Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

     (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

     (3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

     (4) Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

     (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

     (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities issued by other investment companies.

     (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer, provided that such limitation does not apply to securities issued by other investment companies.

     (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

     (9) Issue any class of securities which is senior to the Fund's shares, to the extent prohibited by the 1940 Act.

In addition, it is contrary to each Index Fund's present policy, which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

The Trust has also adopted the following fundamental investment policies, which, with respect to the Money Funds (excluding the Tax Free Fund), may not be changed without the approval of a majority of the shareholders of the respective Fund, as defined above. Each Money Fund (excluding the Tax Free Fund) will not:

     (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Foreign and domestic branches of U.S. and foreign banks are not considered a single industry for purposes of this restriction.

     (2) Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     (3) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph
          (2) above.

     (4) Invest in securities of any one issuer (other than securities issued by the U.S. government, its agencies, and instrumentalities or securities issued by other investment companies), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets or the Fund would hold more than 10% of the outstanding voting securities of such issuer.

     (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

     (6) Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     (7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     (8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

Notwithstanding the concentration policy of the Money Funds (as set forth in Investment Restriction No. 1, above) the Money Funds are permitted to invest, without limit, in bankers' acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Money Funds will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks (although the Fund would only do so if the Adviser were to determine that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks). The Money Funds may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Money Funds' quality standards in the banking industry justify any additional risks associated with the concentration of the Fund's assets in such industry. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

The Trust has also adopted the following fundamental investment restrictions, which, with respect to the Tax Free Fund and the Bond Funds, may not be changed without the approval of a majority of the outstanding voting securities of the respective Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (i) more than 50% of the outstanding interests of the Fund and
(ii) 67% or more of the interests present at a meeting if more than 50% of the outstanding interests are present at the meeting in person or by proxy.

Each of the Tax Free Fund and the Bond Funds will not:

     (1) issue any class of securities which is senior to the Fund's shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law from time to time.

     Note: The 1940 Act currently prohibits an open-end investment company from issuing any senior securities, except to the extent it is permitted to borrow money (see Note following restriction 2, below).

     (2) borrow money, except to the extent permitted by applicable law from time to time, or purchase securities when outstanding borrowings of money exceed 5% of the Fund's total assets;

     Note: The 1940 Act currently permits an open-end investment company to borrow money from a bank (including by entering into reverse repurchase agreements) so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.

     (3) act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws

     (4) (i) as to 75% of its total assets, purchase any security (other than U.S. Government securities and securities of other investment companies), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer, or (ii) purchase any security (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry; there is no limit on the Tax Free Fund's investments in municipal securities (for purposes of this investment restriction, investment companies are not considered to be part of any industry);

     (5) make loans, except by purchase of debt obligations or other financial instruments, by entering into repurchase agreements, or through the lending of its portfolio securities;

     (6) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectuses or this SAI at the time; and

     (7) purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

Disclosure of Portfolio Holdings

Introduction

Each Fund currently invests all of its assets in a related Portfolio, each of which is a series of State Street Master Funds ("Master Trust"), that has the same investment objectives and substantially the same investment policies as the relevant Fund. The Master Trust and the Trust, on behalf of each of their respective series (collectively, the "Trusts"), have adopted a joint portfolio holdings disclosure policy (the "Policy").

The Trusts disclose to the general public the complete schedule of portfolio holdings of their respective Portfolios or Funds for the second and fourth fiscal quarters on Form N-CSR, and for the first and third fiscal quarters on Form N-Q, within 60 days of the end of the respective quarter, by filing the applicable Form with the Securities and Exchange Commission (the "SEC").

General Policy

In general, the Policy provides that portfolio holdings may be disclosed by the Trusts on a selective basis only by an officer of the Trusts or a member of the Adviser's compliance department ("Authorizing Officer") where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders. The Authorizing Officer shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Adviser, the Fund's underwriter and their affiliates on the other. For example, an Authorizing Officer may inquire whether a portfolio manager of a Fund has entered into any special arrangements with the requestor to share confidential portfolio holdings information in exchange for a substantial investment in the Funds or other products managed by the portfolio manager. Any potential conflicts between shareholders and affiliated persons of the Funds that arise as a result of a request for portfolio holdings information shall be evaluated by the Authorizing Officer in the best interests of shareholders.

The Policy provides that portfolio holdings information for the Funds may be made available more frequently and prior to its public availability in accordance with the foregoing to:

1. Unaffiliated Service Providers. Various firms, such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require portfolio holdings information to provide services to the Funds. The frequency with which portfolio holdings may be disclosed to an Unaffiliated Service Provider, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Unaffiliated Service Provider, is determined based on the facts and circumstances surrounding the disclosure, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an Unaffiliated Service Provider varies and may be as frequent as daily, with no time delay. In general, the Funds' contractual arrangements with Unaffiliated Service Providers subject them to a duty of confidentiality. Each of the Funds' Unaffiliated Service Providers as of the date of this SAI for which the Funds may provide portfolio holdings information is identified in the Funds' Prospectus and this SAI; in addition, Bowne, Inc. (financial printer) is an Unaffiliated Service Provider.

2. Ratings and Rankings Agencies. Organizations that publish ratings and/or rankings of the Funds. The table below sets forth the names of those organizations as of the date of this SAI to whom the Funds (or the Master Trust on behalf of the Funds) may provide portfolio holdings information on a monthly or quarterly basis within one to ten business days after the end of the period:

     NAME
     Bloomberg L.P.
     Lipper Analytical Services
     Moody's Investors Service
     Morningstar, Inc.
     Standard & Poor's Ratings Services
     Thomson Financial

3. Fund Affiliates and Fiduciaries. Various firms, such as (1) the Adviser, State Street Bank and Trust Company ("State Street") and its affiliates (in their capacities as administrator, transfer agent and custodian) and the distributor to a Fund; and (2) an accounting firm, an auditing firm, or outside legal counsel retained by the Adviser, an affiliate of the Adviser, or a Fund. The frequency with which portfolio holdings may be disclosed to Fund Affiliates and Fiduciaries, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Fund Affiliates and Fiduciaries, is determined based on the facts and circumstances surrounding the disclosure, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to Fund Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag.

4. As Required by Law. Any party as required by applicable laws, rules, and regulations. Examples of such required disclosures include, but are not limited to, disclosure of Fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body (including, without limitation, filings by the Adviser and its affiliates on Schedules 13D, 13G and 13F), (2) upon the request of the SEC or another regulatory body, (3) in connection with a lawsuit, or (4) as required by court order.

5. Waiver. Any other party, for a legitimate business purpose, upon waiver or exception, with the consent of the Trust's officers, which will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

Prohibition on Disclosure of Portfolio Holdings

The Policy provides that portfolio managers and other senior officers or spokespersons of the Adviser, State Street or the Trusts may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Policy. For example, the

Adviser may indicate that a Fund owns shares of XYZ Company only if the Fund's ownership of such company has previously been publicly disclosed.

Additional Matters

None of the Funds, the Adviser, State Street or any other party may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. The Trust's Board of Trustees has approved the Policy, and will review any material changes to the Policy, and will periodically review persons or entities receiving non-public disclosure.

MANAGEMENT OF THE TRUST

The Trustees are responsible for generally overseeing the Trust's business. The following table provides information with respect to each Trustee, including those Trustees who are not considered to be "interested" as that term is defined in the 1940 Act (the "Independent Trustees"), and officer of the Trust.

                                                                                    NUMBER OF
                                            TERM OF                                 FUNDS IN
                                          OFFICE AND                                  FUND
       NAME, ADDRESS,        POSITION(S)   LENGTH OF                                 COMPLEX         OTHER
     AND DATE OF BIRTH       HELD WITH       TIME         PRINCIPAL OCCUPATION      OVERSEEN     DIRECTORSHIPS
          ("DOB")              TRUST        SERVED       DURING PAST FIVE YEARS    BY TRUSTEE   HELD BY TRUSTEE
---------------------------  -----------  ----------  ---------------------------  ----------  -----------------
INDEPENDENT TRUSTEES
Michael F. Holland           Trustee      Term:       Chairman, Holland & Company      22      Trustee, State
Holland & Company, LLC       and          Indefinite  L.L.C. (investment adviser)              Street Master
375 Park Avenue              Chairman     Elected:    (1995 - present).                        Funds;
New York, NY 10152           of the       7/99                                                 Director, the
                             Board                                                             Holland Series
Year of Birth: 1944                                                                            Fund, Inc.;
                                                                                               Director, The
                                                                                               China Fund,
                                                                                               Inc.; Director,
                                                                                               The Taiwan
                                                                                               Fund, Inc.; and
                                                                                               Director,
                                                                                               Reaves Utility
                                                                                               Income Fund,
                                                                                               Inc.

William L. Boyan             Trustee      Term:       Trustee of Old Mutual South      22      Trustee, State
State Street Master Funds                 Indefinite  Africa Master Trust                      Street Master
P.O. Box 5049                             Elected:    (investments) (1995 -                    Funds; and
Boston, MA 02206                          7/99        present); Chairman                       Trustee,
                                                      emeritus, Children's                     Children's
Year of Birth: 1937                                   Hospital (1984 - present);               Hospital,
                                                      Director, Boston Plan For                Boston, MA.
                                                      Excellence(non-profit)
                                                      (1994 - present); President
                                                      and Chief Operations
                                                      Officer, John Hancock
                                                      Mutual Life Insurance
                                                      Company (1959 -1999). Mr.
                                                      Boyan retired in 1999.

Rina K. Spence               Trustee      Term:       President of SpenceCare          22      Trustee, State
State Street Master Funds                 Indefinite  International LLC (1998 -                Street Master
P.O. Box 5049                             Elected:    present); Member of the                  Funds; Director,
Boston, MA 02206                          7/99        Advisory Board, Ingenium                 Berkshire Life
                                                      Corp. (technology company)               Insurance
Year of Birth: 1948                                   (2001 - present); Chief                  Company of
                                                      Executive Officer,                       America
                                                      IEmily.com (internet                     1993-2009;
                                                      company) (2000 - 2001);                  Director,
                                                      Chief Executive Officer of               IEmily.com, Inc.
                                                      Consensus Pharmaceutical,                2000-present;
                                                      Inc. (1998 -1999); Founder,              Trustee,
                                                      President and Chief                      National
                                                      Executive Officer of Spence              Osteoporosis
                                                      Center for Women's Health                Foundation
                                                      (1994 - 1998); Trustee,                  2005-2008; and
                                                                                               President,
                                                                                               SpenceCare

                                                      Eastern Enterprise                       International
                                                      (utilities) (1988- 2000).                LLC, 1998-Present

Douglas T. Williams          Trustee      Term:       Executive Vice President of      22      Trustee, State
State Street Master Funds                 Indefinite  Chase Manhattan Bank (1987               Street Master
P.O. Box 5049                             Elected:    -1999). Mr. Williams                     Funds;
Boston, MA 02206                          7/99        retired in 1999.                         Treasurer,
                                                                                               Nantucket
Year of Birth: 1940                                                                            Educational
                                                                                               Trust, 2002-2007

INTERESTED TRUSTEES(1)

James E. Ross                Trustee/     Term:       President, SSgA Funds             22     Trustee, State
SSgA Funds Management, Inc.  President    Indefinite  Management, Inc. (2005 -                 Street
State Street Financial                    Elected     present); Principal, SSgA                Institutional
Center                                    Trustee:    Funds Management, Inc.                   Investment
One Lincoln Street                        2/07        (2001 - 2005); Senior                    Trust; Trustee,
Boston, MA 02111-2900                                 Managing Director, State                 SPDR(R) Series
                                          Elected     Street Global Advisors                   Trust; Trustee,
Year of Birth: 1965                       President:  (March2006 - present);                   SPDR(R) Index
                                          4/05        Principal, State Street                  Shares Trust and
                                                      Global Advisers (2000 -                  Trustee, Select
                                                      2006).                                   Sector SPDR(R)
                                                                                               Trust

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                   TERM OF
         NAME, ADDRESS,           POSITION(S)    OFFICE AND
        AND DATE OF BIRTH          HELD WITH      LENGTH OF                 PRINCIPAL OCCUPATION
             ("DOB")                 TRUST       TIME SERVED                DURING PAST FIVE YEARS
--------------------------------  -----------  --------------  -----------------------------------------------
OFFICERS:

Gary L. French                    Treasurer    Term:           Senior Vice President of State Street Bank and
State Street Bank and Trust                    Indefinite      Trust Company (2002 - present).
Company 2 Avenue de Lafayette                  Elected: 5/05
Boston, MA 02111

Year of Birth: 1951

Laura F. Healy                    Assistant    Term:           Vice President of State Street Bank and Trust
State Street Bank and Trust       Treasurer    Indefinite      Company (prior to July 2, 2008, Investors
Company 2 Avenue de Lafayette                  Elected: 11/08  Financial Corporation) since 2002.
Boston, MA 02111

Year of Birth: 1964

Brian D. O'Sullivan               Assistant    Term:           Vice President of State Street Bank and Trust
State Street Bank and Trust       Treasurer    Indefinite      Company (2006 - present) with which he has been
Company                                        Elected: 11/08  affiliated since 1997.
801 Pennsylvania Avenue
Kansas City, MO 64105

Year of Birth: 1975

Peter T. Sattelmair               Assistant    Term:           Director of Fund Administration of State Street
State Street Bank and Trust       Treasurer    Indefinite      Bank and Trust Company (2007 - present) with
Company                                        Elected: 11/08  which he has been affiliated since 1999.
801 Pennsylvania Avenue
Kansas City, MO 64105

Year of Birth: 1977

Julie Piatelli                    Chief        Term:           Principal and Senior Compliance and Risk
SSgA Funds Management, Inc.       Compliance   Indefinite      Management Officer, SSgA Funds Management, Inc.
State Street Financial Center     Officer      Elected: 7/07   (2004-present) and Vice President State Street
One Lincoln Street                                             Global Advisors (2004-present.
Boston, MA 02111

Year of Birth: 1967

Nancy L. Conlin                   Secretary    Term:           Vice President and Managing Counsel, State
State Street Bank and Trust                    Indefinite      Street Bank and Trust Company (2007 - present);
Company                                        Elected: 2/09   and General Counsel to Plymouth Rock Companies
4 Copley Place, 5th Floor                                      (2004-2007).
Boston, MA 02116

Year of Birth: 1953

Brian C. Poole                    Assistant    Term:           Vice President and Counsel (2008 - present) and
State Street Bank and Trust       Secretary    Indefinite      Associate Counsel (2004 --2007), State Street
Company                                        Elected: 9/08   Bank and Trust Company (formerly known as
4 Copley Place, 5th Floor                                      Investors Bank and Trust Company).
Boston, MA 02116

Year of Birth: 1971

The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust's best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Standing Committees

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of various matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating Committee and Pricing Committee.

The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant's key personnel involved in the foregoing activities and monitors the independent accountant's independence. During the fiscal year ended December 31, 2008, the Audit Committee held two meetings.

The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust. The Nominating Committee meets as is required. During the fiscal year ended December 31, 2008, the Nominating Committee did not meet.

The Trustees have delegated to the Adviser the day-to day valuation of the Funds' investments. The Pricing Committee, composed of all of the Independent Trustees, is responsible for generally overseeing the valuation of the Funds' investments. During the fiscal year ended December 31, 2008, the Pricing Committee did not meet.

Trustee Ownership of Securities of the Trust, Adviser and Distributor

As of April 1, 2009 none of the Independent Trustees or their immediate family members had any ownership of securities of the Adviser or ALPS Distributors, Inc. ("ALPS"), the Trust's distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or ALPS.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2008.

                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                        SECURITIES IN ALL REGISTERED INVESTMENT
                               DOLLAR RANGE OF EQUITY       COMPANIES OVERSEEN BY TRUSTEE IN
                              SECURITIES IN THE FUNDS        FAMILY OF INVESTMENT COMPANIES
                              -----------------------   ---------------------------------------
Name of Independent Trustee
   William L. Boyan                     None                              None
   Michael F. Holland                   None                              None
   Rina K. Spence                       None                              None
   Douglas T. Williams                  None                              None
Name of Interested Trustee
   James E. Ross                        None                              None

Trustee Compensation

The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2008.

                                                PENSION OR
                                                RETIREMENT                           TOTAL
                                                 BENEFITS       ESTIMATED       COMPENSATION
                                 AGGREGATE      ACCRUED AS        ANNUAL         FROM TRUST &
                               COMPENSATION   PART OF TRUST   BENEFITS UPON     FUND COMPLEX
                                FROM TRUST       EXPENSES       RETIREMENT     PAID TO TRUSTEES
                               ------------   -------------   -------------   ----------------
NAME OF INDEPENDENT TRUSTEE
William L. Boyan, Trustee            0              0               0              $40,000
Michael F. Holland, Trustee          0              0               0              $40,000
Rina K. Spence, Trustee              0              0               0              $40,000
Douglas T. Williams, Trustee         0              0               0              $40,000
NAME OF INTERESTED TRUSTEE
James E. Ross, Trustee               0              0               0                    0

Code of Ethics

The Trust, the Adviser and ALPS have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, Adviser, State Street or ALPS.

PROXY VOTING PROCEDURES

The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolios to the Adviser as part of the Adviser's general management of the Portfolios, subject to the Board's continuing oversight. A copy of the Trust's proxy voting procedures is located in Appendix B and a copy of the Adviser's proxy voting procedures is located in Appendix C.

Shareholders may receive information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2009, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of each class (if applicable) of each Fund of the Trust.

Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. As of April 1, 2009, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 25% or more of the outstanding shares of any class of the Funds.

NAME AND ADDRESS                                               PERCENTAGE
----------------                                               ----------
State Street Equity 500 Index Fund --Administrative Shares
   American United Life Insurance Company
   American Unit Trust
   One American Square
   P.O. Box 1995
   Indianapolis, IN 46206                                        99.92%
State Street Equity 500 Index Fund --Class R Shares
   American United Life Insurance Company
   American Unit Trust
   One American Square
   P.O. Box 1995
   Indianapolis, IN 46206                                       100.00%
State Street Equity 500 Index Fund-Service Shares
   Calvert Distributors Inc.
   FBO DC 529 Plan
   4550 Montgomery Ave.
   Suite 1000N
   Bethesda, MD 20814                                            26.11%
   Nationwide Trust Company
   FBO Participating Retirement Plans (VNRS)
   C/O IPO Portfolio Accounting
   PO Box 182029
   Columbus, OH 43218-2029                                       28.85%
State Street Institutional Liquid Reserves Fund
   State Street Bank and Trust
   State Street Cash Sweep Support (7855057)
   C/O State Street John Adams Building
   1776 Heritage Drive
   North Quincy, MA 02171                                        88.37%
   Saturn & Co C/O State Street Bank & Trust
   Attn: FCG 124
   200 Clarendon
   Boston, MA 02116                                              75.96%
State Street Institutional U.S. Government Money Market Fund
   Saturn & Co C/O State Street Bank & Trust
   Attn: FCG 124
   200 Clarendon Street
   Boston, MA 02116                                              99.80%
   State Street Bank and Trust
   State Street Cash Sweep Support (7855057)
   C/O State Street John Adams Building
   1776 Heritage Drive
   North Quincy, MA 02171                                        52.35%
State Street Institutional Treasury Fund
   State Street Bank and Trust
   State Street Cash Sweep Support (7855057)
   C/O State Street John Adams Building
   1776 Heritage Drive
   North Quincy, MA 02171                                        87.72%
   Saturn & Co C/O State Street Bank & Trust
   Attn: FCG 124
   200 Clarendon
   Boston, MA 02116                                             100.00%
State Street Institutional Treasury Plus Fund
   Saturn & Co C/O State Street Bank & Trust
   Attn: FCG 124
   200 Clarendon
   Boston, MA 02116                                              55.52%

   State Street Bank & Trust
   State Street Cash Sweep Support (7855057)
   C/O State Street John Adams Building
   1776 Heritage Drive
   North Quincy, MA 02171                                        44.48%
   Saturn & Co C/O State Street Bank & Trust
   Attn: FCG 124
   200 Clarendon
   Boston, MA 02116                                              80.79%
State Street Institutional Tax Free Money Market Fund
   Saturn & Co C/O State Street Bank and Trust
   Attn: FCG 124
   200 Clarendon
   Boston, MA 02116                                             100.00%
   State Street Bank and Trust
   State Street Cash Sweep Support (7855057)
   C/O State Street John Adams Building
   1776 Heritage Drive
   North Quincy, MA 02171                                        84.06%
State Street Institutional Short-Term Tax Exempt Bond Fund
   State Street Bank and Trust
   State Street Cash Sweep Support (7855057)
   C/O State Street John Adams Building
   1776 Heritage Drive
   North Quincy, MA 02171                                       100.00%

As of April 1, 2009, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 5% or more of the outstanding shares of any class of the Funds.

NAME AND ADDRESS                                               PERCENTAGE
----------------                                               ----------
State Street Institutional Liquid Reserves Fund
   Saturn & Co
   Attn: Mutual Funds Operations
   1200 Crown Colony Drive, CC 1-3
   Quincy, MA 02169                                              24.04%
State Street Institutional U.S. Government Money Market Fund
   Commonfund Securities Inc.
   On Behalf Of Its Customers
   15 Old Danbury Rd.
   P.O. Box 812
   Wilton, CT 06897-0812                                          5.48%
   Charter Communications Operating, LLC
   Attn: Thomas M. Degnan
   12405 Powerscourt Drive
   Saint Louis, MO 63131                                          7.78%
   Beijing Wonderful Investments Ltd
   No 1 North Chaoyangmen Street
   Room 1832 New Poly Plaza
   Dong Cheng District
   Beijing, China 100010                                         14.50%
   Saturn & Co C/O State Street Bank and Trust

   Attn: FCG 124
   200 Clarendon
   Boston, MA 02116                                               7.18%
State Street Institutional Treasury Fund
   Charter Communications Operating, LLC
   Attn: Thomas M. Degnan
   12405 Powerscourt Drive
   Saint Louis, MO 63131                                          7.29%
State Street Institutional Treasury Plus Fund
   DST as Agent for Van Eck
   Universal Account
   FBO Van Eck Money Fund
   Attn: Bruce J. Smith
   335 Madison Avenue 19th floor
   New York, NY 10017                                            19.21%
State Street Institutional Tax Free Money Market Fund
   Saturn & Co C/O State Street Bank & Trust
   Attn: FCG 124
   200 Clarendon
   Boston, MA 02116                                              15.94%
State Street Equity 500 Index Fund -- Service Shares
   Nationwide Insurance Company GPVA
   C/O IPO Portfolio Accounting
   P.O. Box 182029
   Columbus, OH 43218-2029                                        6.51%
   Nationwide Insurance Co-NACO
   C/O IPO Portfolio Accounting
   P.O. Box 182029
   Columbus, OH 43218-2029                                        6.52%
   Nationwide Trust Company
   FBO Participating Retirement Plans (NTC-PLNS)
   C/O IPO Portfolio Accounting
   PO Box 182029
   Columbus, OH 43218-2029                                       21.70%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser") is responsible for the investment management of the Funds pursuant to Investment Advisory Agreements dated May 1, 2001, February 7, 2007 and October 2, 2007, as amended from time to time (the "Advisory Agreement"), by and between the Adviser and the Trust. The Adviser and State Street are wholly-owned subsidiaries of State Street Corporation, a publicly held bank holding company.

Each Fund currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the relevant Fund. As long as a Fund remains completely invested in a Portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund. A Fund may withdraw its investment from the related Portfolio at any time. The Trust has retained the Adviser as investment adviser to manage a Fund's assets in the event that the Fund withdraws its investment from its related Portfolio.

The Adviser is also the investment adviser to each of the related Portfolios pursuant to investment advisory agreements (the "Portfolio Advisory Agreement") between the Adviser and State Street Master Funds, on behalf of the Portfolios. The Adviser receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between the Trust on behalf of the Funds and the Adviser. Each Fund that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

The Advisory Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Independent Trustees or a majority of the shareholders of the Trust approve its continuance. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days' notice and will terminate automatically upon its assignment. The Advisory Agreement was most recently approved by the Trustees, including a majority of the Independent Trustees, on November 20, 2008.

The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Funds, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it will not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any Fund managed by the Adviser or any such affiliate.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the Adviser's other clients. Investment decisions for the Trust and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of each Fund to participate in volume transactions will produce better executions for the Funds.

Prior to April 30, 2009, SSgA contractually agreed to cap the total operating expenses of the ILR Fund (not including the pass-through expenses of its corresponding Portfolio) at 0.05% of the Fund's average daily net assets. This agreement has expired. For the years ended December 31, 2008, December 31, 2007 and December 31, 2006, SSgA FM reimbursed the ILR Fund $0, $1,139,263 and $1,974,550, respectively, under this agreement.

Prior to April 30, 2009, SSgA contractually agreed to cap the total operating expenses of the Tax Free Fund (not including the pass-through expenses of its corresponding Portfolio) at 0.10% of the Fund's average daily net assets. This agreement has expired. For the years ended December 31, 2008 and December 31, 2007, SSgA FM reimbursed the Tax Free Fund $0 and $60,824, respectively, under this agreement.

SSgA FM has contractually agreed to cap the total operating expenses of the Short-Term Tax Exempt Bond Fund (not including the pass-through expenses of its corresponding Portfolio) at 0.10% of the Fund's average daily net assets until April 30, 2010. For the years ended December 31, 2008 and December 31, 2007, SSgA FM reimbursed the Short-Term Tax Exempt Bond Fund $87,548 and $90,214, respectively, under this agreement.

Administrator, Custodian and Transfer Agent

Under the Administrative Services Agreement (the "Administration Agreement"), State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Funds. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, the Funds' investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator's gross negligence or willful misconduct in the performance of its duties.

State Street serves as Custodian for the Funds pursuant to the Custody Agreement and holds the Funds' assets.

State Street also serves as Transfer Agent of the Equity 500 Index Fund, Equity 400 Index Fund, Equity 2000 Index Fund and Aggregate Bond Index Fund. ALPS Fund Services, Inc. serves as Transfer Agent to all other Funds in this SAI.

As consideration for State Street's services as administrator, transfer agent and custodian to the Equity 500 Index Fund, and for State Street's assumption of the ordinary expenses of that Fund, State Street shall be entitled to receive from the Equity 500 Index Fund an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate and payable monthly on the first business day of each month, of the following annual percentages of the Equity 500 Index Fund's average daily net assets during the month:

                               ANNUAL PERCENTAGE OF
INDEX FUND                   AVERAGE DAILY NET ASSETS
----------                   ------------------------
Equity 500 Index Fund
   - Administrative Shares            0.05%
   - Service Shares                   0.05%
   - Class R Shares                   0.05%

As consideration for State Street's services as administrator and custodian to the other Funds, State Street shall receive from the Funds an annual fee, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

     Annual Fee Schedule
     $25,000 for Administration Services
     $12,000 for Custody and Accounting Services

The administration, custodian and transfer agency fees accrued for the last three fiscal years are set forth in the table below.

                                    FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
FUND                                DECEMBER 31, 2006   DECEMBER 31, 2007   DECEMBER 31, 2008
----                                -----------------   -----------------   -----------------
Equity 500 Index Fund                    $121,014            $138,107            $109,747
Liquid Reserves Fund                     $ 84,419            $ 75,389            $ 78,831
Tax Free Money Market Fund                     --            $ 64,891            $ 85,130
U.S. Government Money Market Fund              --            $ 18,294            $ 85,131
Treasury Money Market Fund                     --            $ 18,516            $ 83,858
Treasury Plus Money Market Fund                --            $ 18,515            $ 83,905
Short-Term Tax Exempt Bond Fund                --            $ 64,892            $ 79,674

Shareholder Servicing and Distribution Plans

To compensate ALPS for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, each Fund may make payments from the assets attributable to certain classes of its shares to ALPS under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). The Distribution Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) set out below. Because Rule 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. It is expected that ALPS will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of shares of the Funds, including affiliates of the Advisor. The principal business address of ALPS is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distribution Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Independent Trustees") and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto (the "Qualified Distribution Plan Trustees"). The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. As of December 31, 2008 none of the Independent Trustees of the Trust had a direct or indirect financial interest in the operation of the Rule 12b-1 Plan. The Rule 12b-1 Plan calls for payments at an annual rate (based on average net assets) as follows:

State Street Equity 500 Index Fund - Administrative Shares:   0.15%
State Street Equity 500 Index Fund - Service Shares:          0.25%
State Street Equity 500 Index Fund - Class R Shares:          0.60%
State Street Equity 400 Index Fund:                           0.25%
State Street Equity 2000 Index Fund:                          0.25%
State Street Aggregate Bond Index Fund:                       0.25%
ILR Fund - Investment Class:                                  0.10%
U.S. Government Fund - Investment Class:                      0.10%
Tax Free Fund -  Investment Class:                            0.10%
Treasury Fund - Investment Class:                             0.10%
Treasury Plus Fund - Investment Class:                        0.10%
Limited Duration Bond Fund                                    0.05%
Short-Term Tax Exempt Bond Fund                               0.05%

Distributor fees paid to the Distributor pursuant to the Rule 12b-1 Plan for the last fiscal year are reflected in the chart below.

                                               FISCAL YEAR ENDED
FUND                                           DECEMBER 31, 2008
----                                           -----------------
Equity 500 Index Fund: Administrative Shares       $  231,401
Equity 500 Index Fund: Service Shares              $  148,714
Equity 500 Index Fund: Class R Shares              $   34,445
ILR Fund: Investment Class                         $  762,564
Tax Free Fund: Investment Class                    $  339,788
U.S. Government Fund: Investment Class             $1,232,580
Treasury Fund: Investment Class                    $  692,446
Treasury Plus Fund: Investment Class               $  326,245
Short-Term Tax Exempt Bond Fund                    $   34,275

Pursuant to a Shareholder Servicing Plan, the Trust may pay a shareholder servicing fee for the provision of personal services to and the maintenance of shareholder accounts of investors in the Investment Class and Service Class of the Money Market Funds. Shareholder servicing fees paid for the last fiscal year included amounts paid to State Street Bank and Trust Company, Wealth Management Services ("WMS"), an affiliate of the Adviser. WMS is among the financial intermediaries which may receive fees from the Rule 12b-1 Plan.

Counsel and Independent Registered Public Accounting Firm

Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is One International Place, Boston, Massachusetts 02110.

Ernst & Young LLP serves as the independent registered public accounting firm for the Trust and provides (i) audit services, (ii) tax services and (iii) assistance and consultation with respect to the preparation of filings with the SEC. In connection with the audit of the 2008 financial statements, the Trust entered into an engagement agreement with Ernst & Young LLP that sets forth the terms of Ernst & Young's audit engagement. That agreement is subject to alternative dispute resolution procedures and a mutual exclusion of punitive damages. The principal business address of Ernst & Young LLP is 200 Clarendon St., Boston, Massachusetts 02116.

PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Equity 500 and Short-Term Tax Exempt Bond Portfolios as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2008:

                                                                 OTHER
                                    REGISTERED                  POOLED                                             TOTAL
                                    INVESTMENT     ASSETS     INVESTMENT     ASSETS                  ASSETS       ASSETS
PORTFOLIO                             COMPANY      MANAGED      VEHICLE      MANAGED      OTHER     MANAGED       MANAGED
 MANAGER              PORTFOLIO      ACCOUNTS   ($ BILLIONS)   ACCOUNTS   ($ BILLIONS)  ACCOUNTS  $ BILLIONS)  ($ BILLIONS)
---------          ---------------  ----------  ------------  ----------  ------------  --------  -----------  ------------
John A. Tucker     Equity 500
                   Index Portfolio       98        $41.75         209        $271.56       209      $151.19       $464.50

Karl Schneider     Equity 500
                   Index Portfolio       98        $41.75         209        $271.56       209      $151.19       $464.50

Timothy Ryan, CFA  Short-Term Tax
                   Exempt Bond
                   Portfolio              7        $ 0.71           8        $  5.51        21      $ 45.37       $ 51.59

Matthew D. Pappas  Short-Term Tax
                   Exempt Bond
                   Portfolio              7        $ 0.71           8        $  5.51        21      $ 45.37       $ 51.59

As indicated in the table above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of any Portfolio as of December 31, 2008.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager's execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.

A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the respective Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable.

The compensation of the Adviser's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives.

The second factor taken into consideration is the size of the pool available for this compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Funds invests all of their investable assets in a corresponding Portfolio and therefore do not directly incur transactional costs for purchases and sales of portfolio investments. The Funds purchase and redeem shares of the corresponding Portfolio each day depending on the number of shares of such Fund purchased or redeemed by investors on that day. Shares of the Portfolios are available for purchase by the Funds at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.

All portfolio transactions are placed on behalf of the Portfolios by SSgA FM. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (including, for example, debt securities and money market investments) because a Portfolio pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to a Portfolio. When a Portfolio executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees. The Money Portfolios, Treasury Portfolios, Tax Free Portfolio and the Aggregate Bond Index Portfolio normally do not pay a stated brokerage commission on transactions.

Each Portfolio's investment advisory agreement authorizes SSgA FM to place, in the name of the Portfolio, orders for the execution of the securities transactions in which the Portfolio is authorized to invest, provided SSgA FM seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. SSgA FM does not currently use any Portfolio's assets for soft-dollar arrangements. SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM's clients' commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities.

CAPITAL STOCK AND OTHER SECURITIES

Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of each Fund. Upon liquidation or dissolution of a Fund, investors are entitled to share pro rata in the Fund's net assets available for distribution to its investors. Investments in a Fund have no preference, preemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in a Fund may not be transferred.

Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the Trust's property for any claim or liability to which the shareholder may become subject by reason of being or having been a shareholder and for reimbursement of the shareholder for all legal and other expenses reasonably incurred by the shareholder in connection with any such claim or liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Shares of the Funds are offered continuously at a price equal to the NAV attributable to each share. Each Fund determines the NAV per share on each day on which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). This determination is made each Business Day at the close of regular trading on the NYSE (the "Valuation Time") by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made.

The NYSE is open for trading every weekday except for: (a) the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Washington's Birthday (the third Monday in February), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of NAV next following the receipt of any purchase or withdrawal order which is determined to be in good order.

It is the policy of the Money Market Funds and the Tax Free Fund to use their best efforts to attempt to maintain a constant price per share of $1.00 respectively, although there can be no assurance that the $1.00 NAV per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, each Money Market Fund and the Tax Free Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund or Tax Free Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on each of the Money Market Fund's and the Tax Free Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on each Fund's shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize each Money Market Fund's and the Tax Free Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Fund's NAV using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

The Funds' securities will be valued pursuant to guidelines established by the Board of Trustees.

TAXATION OF THE FUNDS

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

Qualification as a Regulated Investment Company

Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the value of the Fund's total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid -- generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. Where, as here, each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, the nature and character of each Fund's income and gains will generally be determined at the Portfolio level and each Fund will be allocated its share of Portfolio income and gains. Consequently, references in this discussion of Taxation of the Funds to income, gains and losses of a Fund will generally be to income, gains and losses recognized at the Portfolio level and allocated to the Fund. In the discussion below, "Portfolio" refers to the series of the State Street Master Funds in which the relevant Fund(s) invest their assets.

In addition, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in section (a)(i) above, will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes, because they meet the passive-type income requirement under Code section 7704(c)(2).

For purposes of the diversification test in (b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to issuer identification for a particular type of investment may adversely affect the Fund's ability to meet the diversification test in (b) above.

If the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax at the Fund level on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund's shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Any taxable income retained by a Fund will be subject to tax at the Fund level at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income under clause (a) of the preceding sentence and the tax deemed paid by the shareholder under clause (b) of the preceding sentence. The Funds are not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, a RIC is permitted, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

If a Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year (or December, 31 of that year if the Fund is permitted to elect and so elects) , plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against a Fund's net investment income. A Fund may carry net capital losses forward for eight years and use them to offset realized capital gains allocated to it from its respective Portfolio during this period; any net capital losses remaining at the conclusion of the eighth taxable year succeeding the taxable year in which such net capital losses arose will expire unused. All net capital losses carried forward are treated as short-term capital losses, and will offset any short-term capital gains before offsetting any long-term capital gains. A Fund's ability to use net capital losses to offset gains may be limited as a result of certain (a) acquisitive reorganizations and
(b) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund. See a Fund's most recent annual shareholder report for the Fund's available capital loss carryovers as of the end of its most recently ended fiscal year.

Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income (other than "exempt-interest dividends," described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize its allocable share of long-term capital gain or loss on assets a Portfolio has owned (or is deemed to have owned) for more than one year , and short-term capital gain or loss on investments a Portfolio has owned (or is deemed to have owned) for one year or less. Distributions of net-capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. The Money Market Funds and Tax Free Fund do not expect to distribute Capital Gain Dividends. The Aggregate Bond Index Fund and the Bond Funds generally do not expect a significant portion of their distributions to be Capital Gain Dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level. The Aggregate Bond Index Fund, the Tax Free Fund, the Bond Funds and the Money Market Funds do not expect Fund distributions to be derived from qualified dividend income.

Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

Distributions on a Fund's shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund's allocable share of its Portfolio's realized income and gains, even though such distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund's shares below the shareholder's cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund's net asset value also reflects unrealized losses.

In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its Portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends allocated to a Fund by a Portfolio during any taxable year are 95% or more of the Fund's gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Portfolio and allocated to the Fund from domestic corporations for the taxable year. A dividend so allocated to a Fund will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or
(b) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed stock (generally, stock acquired with borrowed funds)).

Any Fund distribution of income that is attributable to (a) income received by a Portfolio in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (b) dividend income received by a Portfolio on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement, such distribution may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders. Similarly, any Fund distribution of income that is attributable to (x) income received by a Portfolio in lieu of tax-exempt interest with respect to securities on loan or (y) tax-exempt interest received by a Portfolio on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement, may not constitute an exempt-interest dividend to shareholders.

If a Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

If a Portfolio holds, directly or indirectly, one or more "tax credit bonds" (including build America bonds, clean renewable energy bonds, and qualified tax credit bonds) on one or more applicable dates during a taxable year, a Fund investing in the Portfolio may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder's proportionate share of tax credits from the bond otherwise allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to the tax credits. A shareholder's ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code, and the amount of the tax credits may not exceed the amount designated by the Fund in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Investments in Other Regulated Investment Companies

In certain cases, the amount of income and gains realized by a Portfolio from its investments in shares of regulated investment companies ("underlying funds") may be greater (or less) than such amounts would have been had the Portfolio invested directly in securities held by the underlying funds. For similar reasons, the tax attributes of such income and gains (e.g., long-term capital gain, eligibility for the dividends-received deduction, etc.) may not be the same as it would have been had the Portfolio invested directly in the securities held by the underlying funds.

If a fund received tax credit bond credits from an underlying fund that qualifies as a RIC, and the underlying fund made an election to pass through such tax credits to its shareholders, then the fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the fund meets the shareholder notice and other requirements.

DERIVATIVES, HEDGING, AND RELATED TRANSACTIONS

A Portfolio's transactions in derivative instruments (e.g. options, futures , forward contracts, swap agreements), as well as any of its other hedging transactions, may be subject to one or more special tax rules ( e.g. notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of a Portfolio's securities. These rules could therefore affect the amount, timing and/or character of income allocated to a Fund and its distributions to shareholders. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Certain of a Portfolio's investments in derivative instruments and its hedging activities are likely to produce a difference between the book income and the taxable income of a Fund investing in the Portfolio. If there are differences between a Fund's book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If a Fund's book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as
(i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

Exempt-Interest Dividends

The Tax Free Fund and Short-Term Tax Exempt Bond Fund intend to pay dividends ("exempt-interest dividends") that pass through to shareholders the tax-exempt character of exempt interest earned by the Tax Free and Short-term Tax-Exempt Bond Portfolios for U.S. federal income tax purposes. A Fund is eligible to pay exempt-interest dividends only for taxable years in which, at the end of each quarter, at least 50% of the value of its total assets consists of securities generating interest that is exempt from federal tax under section 103(a) of the Code. Each of the Tax Free and Short-term Tax-Exempt Bond Portfolios (and therefore each of the Tax Free and Short-term Tax-Exempt Bond Funds) intends to satisfy this requirement. Fund distributions designated as exempt-interest dividends are not generally taxable to Fund shareholders for U.S. federal income tax purposes, but they may be subject to state and local taxes. In addition, an investment in the Fund may result in liability for the federal alternative minimum tax, both for individual and corporate shareholders. For example, if the Fund invests in "private activity bonds," certain shareholders may become subject to alternative minimum tax on the part of the Fund's distributions derived from interest on such bonds.

Distributions of the Tax Free Fund and Short-Term Tax Exempt Bond Fund's income and gains other than exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of Capital Gain Dividends (defined above) will be taxable as long-term capital gains.

Entities or persons who are "substantial users" (or persons related to substantial users) of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisors before purchasing shares of a Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by the Funds still are tax-exempt to the extent described in each Fund's prospectus; but they are included in the calculation of whether a recipient's income exceeds the base amounts, and may therefore increase the amount of benefits that is taxable to the recipient.

Foreign Income

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries (if any) will vary. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Portfolio or a Fund.

Investments in Original Issue Discount Securities

A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Portfolio will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in a Portfolio's income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

In addition, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired in the secondary market by a Portfolio may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Portfolio may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income allocated to a Fund that invests in the Portfolio.

Furthermore, some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Portfolio may be treated as having market discount or OID. Generally, a Fund investing in such a Portfolio will be required to include the market discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt obligations having market discount or OID, which could affect the character and timing of recognition of income allocated to a Fund investing in the Portfolio.

If a Portfolio holds the foregoing kinds of securities, a Fund investing in the Portfolio may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received and distributed to its investors. Such distributions may be made from the cash assets of the Fund or by liquidation of the Fund's interests in the Portfolio and/or by liquidation of the Portfolio's securities (including at a time when it may not be advantageous to do so), if necessary. The Portfolio may realize gains or losses from the sale of underlying securities, and, as a result, the Fund's shareholders may receive a larger Capital Gain Dividend than they would in the absence of such transactions.

Certain Investments in REITs and other Mortgage Pooling Vehicles

Any investment by a Portfolio in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code ("REITs") may result in the Portfolio's receipt of cash in excess of the REIT's earnings; if the Fund, in turn, distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require a Portfolio, and therefore a Fund, to accrue income not yet received. To generate sufficient cash for a Fund to make the requisite distributions to maintain its qualification for treatment as a RIC under the Code, a Fund may be required to redeem a portion of its interest in a Portfolio. The Portfolio in turn may sell investments in order to meet such redemption requests, including at a time when it may not be advantageous to do so. Dividends received from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

A Portfolio may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") (including by investing in residual interests in collateralized mortgage obligations ("CMOs") with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools ("TMPs"). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund's income (including income allocated to the Portfolio from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund that invests in a Portfolio holding such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated by a Fund to its shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

Redemptions and Exchanges

Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. In addition, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be disallowed, to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other substantially identical shares within 30 days before or after the sale of the loss shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income ("UBTI") if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes "excess inclusion income," then the Fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in each Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in each Fund.

Tax Shelter Reporting

If a Fund shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Investors

Non-U.S. investors in the Funds should consult their tax advisors concerning the tax consequences of ownership of shares in the Funds. Distributions properly designated as Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of U.S. federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code ( a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2010, the Fund will not be required to withhold any amounts (a) with respect to distributions (other than distributions to a foreign person (i) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by each Fund ("interest-related dividends"), and (b) with respect to distributions (other than (i) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests (described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund ("short-term capital gain dividends"). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends or exempt-interest dividends unless (a) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (c) the Capital Gain Dividends are attributable to gains from the sale or exchange of "U.S. real property interests" ("USRPIs") as defined generally below.

If a foreign person is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Special rules apply to distributions to certain foreign shareholders from a RIC that is either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or RICs and not-greater-than-5% interests in publicly traded classes of stock in REITs or RICs. Additionally, special rules apply to the sale of shares in a RIC that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs (including indirectly through a Portfolio) -- USRPIs are defined generally as any interest in U.S. real property or any equity interest in a USRPHC -- the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation's USRPIs, interests in real property located outside the United States and other assets. Each Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of these exceptions, and thus does not expect these special tax rules to apply.

In order for a foreign person to qualify for any exemptions from withholding described above or from lower withholding tax rates under income tax treaties, or to establish an exemption from back back-up withholding, the foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Non-U.S. investors in the Funds should consult their tax advisers in this regard. Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax on income referred to above.

General Considerations

The foregoing discussion summarizes some of the consequences under the current U.S. federal income tax law of an investment in the Funds. It is for general information only and not a substitute for personal tax advice. Consult your personal tax advisor about the potential U.S. federal income tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

UNDERWRITER

ALPS Distributors, Inc. serves as the Funds' Distributor (the "Distributor") pursuant to the Distribution Agreement by and between the Distributor and the Trust. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for the Funds. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see "Rule 12b-1 Plan," above. The Distributor is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares. The principal business address of the Distributor is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended December 31, 2008 for the Funds in operation at that date are included in the Annual Report of the Trust, which was filed with the SEC on March 6, 2009 as part of the Trust's filing on Form N-CSR and are incorporated into this SAI by reference. The Annual Report is available, without charge, upon request, by calling (866) 392-0869.

                                   APPENDIX A

RATINGS OF DEBT INSTRUMENTS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") - LONG TERM DEBT RATINGS. The following is a description of Moody's debt instrument ratings.

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than that of the Aaa securities.

     A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

MOODY'S. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are deemed with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH, INC. ("FITCH"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 - This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

F-2 - Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

                                   APPENDIX B

                            STATE STREET MASTER FUNDS
                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the "Trusts") has determined that it is in the best interests of the Trusts and their respective series (each, a "Fund" and collectively, the "Funds") for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

I. POLICY

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the "Adviser") as a part of the Adviser's general management of the Funds' portfolios, subject to the Board's continuing oversight. The Board of Trustees of the Trusts (the "Board") hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

     A. Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

     B. Voting Record Reporting. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually. Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest(1), the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

     C. Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the 1940 Act and the rules promulgated thereunder.

----------
(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter's or Adviser's independence of judgment and action with respect to the voting of the proxy.

     D. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(2)

VI. DISCLOSURES

     A. The Trusts shall include in its registration statement:

          1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

          2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission's (the "SEC") website.

     B. The Trusts shall include in its annual and semi-annual reports to shareholders:

          1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trusts' toll-free telephone number; through a specified Internet address, if applicable; and on the SEC's website; and

          2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the SEC's website.

VII. REVIEW OF POLICY.

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

----------
(2) The Trusts must file their first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

                                   APPENDIX C

                                   [SSGA LOGO]

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team. FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. ("RMG"), a firm with expertise in the proxy voting and corporate governance fields. RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM's general positions on similar matters. The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy. The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

     (i) proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

     (ii) proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under "Potential Conflicts"). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients' best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction. In such a case, FM will be unable to vote such a proxy.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.   Generally, FM votes for the following ballot items:

Board of Directors

     - Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

     - Directors' compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

     - Proposals to limit directors' liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

     - Discharge of board members' duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

     - The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

     - Mandates requiring a majority of independent directors on the Board of Directors

     - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

     - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

     -    Elimination of cumulative voting

     -    Establishment of confidential voting

     - Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

Auditors

     - Approval of auditors, unless the fees paid to auditors are excessive; auditors' fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

     - Auditors' compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

     -    Discharge of auditors*

----------
* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

     - Approval of financial statements, auditor reports and allocation of income

     -    Requirements that auditors attend the annual meeting of shareholders

     - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

     - Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

     - Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

     - Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

     - Capitalization changes which eliminate other classes of stock and/or unequal voting rights

     - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

     - Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

     -    Elimination of shareholder rights plans ("poison pill")

     - Amendment to a shareholder rights plans ("poison pill") where the terms of the new plans are more favorable to shareholders' ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

     - Adoption or renewal of a non-US issuer's shareholder rights plans ("poison pill") if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

     - Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

     - Mandates requiring shareholder approval of a shareholder rights plans ("poison pill")

     -    Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

     - Stock purchase plans with an exercise price of not less that 85% of fair market value

     - Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

     - Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

     - Expansions to reporting of financial or compensation-related information, within reason

     - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

     - Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

     - General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors' term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

     -    Change in Corporation Name

     - Mandates that amendments to bylaws or charters have shareholder approval

Other

     -    Adoption of anti-"greenmail" provisions, provided that the proposal:
          (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

     -    Repeals or prohibitions of "greenmail" provisions

     -    "Opting-out" of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

     - Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

     - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

     -    Limits to tenure of directors

     - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

     -    Restoration of cumulative voting in the election of directors

     - Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

     - The elimination of shareholders' right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

     - Proposals that relate to the "transaction of other business as properly comes before the meeting", which extend "blank check" powers to those acting as proxy

     - Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

     - Directors at companies where prior non-cash compensation was improperly "backdated" or "springloaded" where one of the following scenarios exists:

          - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

          - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

          - (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

          - (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

     - Capitalization changes that add "blank check" classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

     - Capitalization changes that exceed 100% of the issuer's current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

     - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

     -    Adjournment of Meeting to Solicit Additional Votes

     - Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

     - Adoption or renewal of a US issuer's shareholder rights plan ("poison pill")

Executive Compensation/Equity Compensation

     - Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

     -    Retirement bonuses for non-executive directors and auditors

     - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

     - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

     - Reincorporation in a location which has more stringent anti-takeover and related provisions

     - Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

     - Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

     - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

     - Proposals which require inappropriate endorsements or corporate actions

     - Proposals asking companies to adopt full tenure holding periods for their executives

III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

     - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

     - Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

     - Against offers where, at the time of voting, the current market price of the security exceeds the bid price

     - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

     -    For offers made at a premium where no other higher bidder exists

PROTECTING SHAREHOLDER VALUE

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive - whether from clients, consultants, the media, the issuer, RMG or other sources -- as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions. Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients' returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices. The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM's role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process--especially the proxy voting process--as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Declaration of Trust dated February 16, 2000 is incorporated herein by reference to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on February 16, 2000.

   (2) Amendment No.1 dated February 14, 2002 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (3) Amendment No. 2 dated May 13, 2004 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (4) Amendment No. 3 dated May 19, 2005 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (5) Amendment No. 4 dated January 26, 2007 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on February 6, 2007.

   (6) Amendment No. 5 dated October 2, 2007 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 27 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on October 2, 2007.

   (7) Amendment No. 6 dated September 18, 2008 to Agreement and Declaration of Trust is filed herein.

(b) Third Amended and Restated By-laws of the Trust dated May 13, 2004 is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(c)          Not applicable.

(d)(1) Investment Advisory Agreement dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

   (2) Notice dated February 14, 2002 to Investment Advisory Contract dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (3) Notice dated February 7, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited

             Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (4) Notice dated October 2, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (5) Voluntary Fee Waiver letter dated April 29, 2009 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Short-Term Tax Exempt Bond Fund is filed herein.

(e)(1) Distribution Agreement dated February 28, 2000 between ALPS Mutual Funds Services, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

   (2) Addendum dated March 30, 2001, to the Distribution Agreement dated February 28, 2000 between ALPS Mutual Funds Services, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (3) Form of Selling Dealer Agreement for ALPS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 13 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on February 25, 2005.

   (4) Notice to Distribution Agreement dated February 14, 2002 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (5) Notice dated May 19, 2005 to Distribution Agreement dated February 28, 2000 between the Trust and ALPS Distributors, Inc. with respect to the Class R shares of the State Street Institutional Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (6) Amendment dated February 7, 2007 to Distribution Agreement dated February 28, 2000 between the Trust and ALPS Distributors, Inc. with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund, and the State Street Institutional Tax Free Money Market Fund is filed herein.

   (7) Second Amendment dated October 11, 2007 to Distribution Agreement dated February 28, 2000 between the Trust and ALPS Distributors, Inc. with respect to the State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State

             Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (8) Form of Third Amendment to Distribution Agreement dated ___, 2009, with respect to Service Class of State Street U.S. Government Money Market Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund is filed herein.

(f)          Not applicable.

(g)(1) Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

   (2) Notice dated February 14, 2002 to Amended and Restated Custodian Agreement dated February 14, 2001 with respect to the State Street Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (3) Notice dated February 12, 2004 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (4) Notice dated July 22, 2008 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(h)(1)(a) Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

   (1)(b) Transfer Agency and Service Agreement dated February 1, 2005 between ALPS Mutual Funds Services, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (1)(c) Services Amendment dated February 1, 2005 to Transfer Agency and Service Agreement dated February 1, 2005 between ALPS Mutual Funds Services, Inc. and The Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (1)(d) Amendment dated February 7, 2007 to Transfer Agency and Service Agreement dated February 1, 2005 between ALPS Fund Services, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional

             Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (1)(e) Amendment dated February 7, 2007 to Services Amendment dated February 1, 2005 to Transfer Agency and Service Agreement dated February 1, 2005 between ALPS Fund Services, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (1)(f) Anti-Money Laundering Services Amendment dated October 31, 2006 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (1)(g) Services Amendment dated April 5, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (1)(h) Second Amendment dated October 11, 2007 to Transfer Agency and Service Agreement dated February 1, 2005 between State Street Bank and Trust Company and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (1)(i) Second Amendment dated October 11, 2007 to Services Amendment dated February 1, 2005 between State Street Bank and Trust Company and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (1)(j) Notice dated February 14, 2002 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is filed herein.

   (1)(k) Notice dated February 12, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is filed herein.

   (2) Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

   (2)(a) Notice dated February 14, 2002 to Administration Agreement dated February 28, 2000 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (2)(b) Notice dated February 12, 2004 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-

             Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

   (2)(c) Notice dated September 10, 2007 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (3) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

   (4) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

   (5) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Limited Duration Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

   (6) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Limited Duration Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (7) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (8) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (9) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

   (10) Master-Feeder Participation Agreement between State Street Master Funds and Henderson Global Funds dated April 20, 2009 is filed herein.

(i)(1) Legal Opinion of Ropes & Gray LLP is incorporated herein by reference to Pre-Effective Amendment No. 1 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission in September 2000.

   (2) Legal Opinion of Ropes & Gray LLP with respect to the State Street Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 10 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on November 13, 2002.

   (3) Legal Opinion of Ropes & Gray LLP with respect to the Class R Shares of the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 15 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on June 3, 2005.

   (4) Legal Opinion of Ropes & Gray LLP with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on February 6, 2007.

(j)          Consent of Ernst & Young LLP is filed herein.

(k)          Not applicable.

(l)          Not applicable.

(m)(1)       Rule 12b-1 Plan dated May 15, 2008 is filed herein.

   (2) Shareholder Servicing Plan for Service Class effective May 15, 2008 is filed herein.

   (3) Shareholder Servicing Plan for Investment Class adopted September 17, 2007 is filed herein.

(n)(1) Rule 18f-3 Plan dated May 15, 2008 is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(o)          Reserved.

(p)(1) Joint Code of Ethics dated May 17, 2000, as amended September 16, 2004 with State Street Master Funds is incorporated herein by reference to Post-Effective Amendment No. 13 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on February 25, 2005.

(p)(2) Amended Code of Ethics of SSgA Funds Management, Inc. dated October 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(p)(2)(ii) Amendment to SSgA Code of Ethics of SSgA Funds Management, Inc. dated May 2007 is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(p)(3) Amended Code of Ethics of ALPS Distributors, Inc. dated May 1994, revised December 31, 2004, revised February 3, 2006, effective March 31, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust's Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

+ Post-Effective Amendment No. 8 was filed with the Commission on January 30, 2002. The next Post-Effective Amendment, filed on April 30, 2002, should have been sequentially numbered Post-Effective Amendment No. 9. Due to a scrivener's error, it was numbered Post-Effective Amendment No. 10. Such Post-Effective Amendment has been referred to in this Part C as Post-Effective Amendment No. 9.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

See the Statement of Additional Information regarding the Trust's control relationships.

ITEM 25. INDEMNIFICATION

     Pursuant to Article 4 of the Trust's Amended and Restated By-Laws, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

     As to any matter disposed of by a compromise payment by any such Covered Person referred to above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its Shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of Shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause (a) or (b) or by any disinterested person or persons pursuant to clause (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its

Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a "disinterested Trustee" or "disinterested person" is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "Management of the Trust" in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, AirShares EU Carbon Allowances Fund, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Greenhaven Continuous Commodity Index Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., W. P. Stewart Funds, Wasatch Funds, WesMark Trust, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Edmund J. Burke        Director

Jeremy O. May          Director

Spencer Hoffman        Director

Thomas Carter          President, Director

Richard Hetzer         Executive Vice President

John C. Donaldson      Vice President, Chief Financial Officer

Diana M. Adams         Vice President, Controller, Treasurer

Robert J. Szydlowski   Vice President, Chief Technology Officer

Tane Tyler             Vice President, General Counsel, Secretary

Brad Swenson           Vice President, Chief Compliance Officer

Kevin J. Ireland       Vice President, Director of Institutional Sales

Mark R. Kiniry         Vice President, National Sales Director-Investments

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Trust are located, in whole or in part, at the office of the Trust and the following locations:

     State Street Institutional Investment Trust ("Trust")
     P.O. Box 5501 Boston, MA 02206

     SSgA Funds Management, Inc. ("Adviser")
     State Street Financial Center
     One Lincoln Street
     Boston, MA 02111

     State Street Bank and Trust Company ("Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent", except not the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Short-Term Tax Exempt Bond Fund (formerly the State Street Institutional Tax Free Limited Duration Bond Fund), State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, and the State Street Institutional Treasury Plus Money Market Fund.
     Box 5501
     Boston, MA 02206

     ALPS Distributors, Inc.
     ALPS Fund Services, Inc. (Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Short-Term Tax Exempt Bond Fund (formerly the State Street Institutional Tax Free Limited Duration Bond Fund), State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and the State Street Institutional Treasury Plus Money Market Fund.
     1290 Broadway
     Suite 1100
     Denver, CO 80203

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant, State Street Institutional Investment Trust (the "Trust") certifies that it meets all of the requirements for effectiveness of this amendment to the Trust's registration statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Trust's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 29th day of April 2009.

                                        STATE STREET INSTITUTIONAL INVESTMENT
                                        TRUST


                                        By: /s/ James E. Ross
                                            ------------------------------------
                                            James E. Ross
                                            President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 29th day of April 2009:

Signature                               Title
---------                               -----


/s/ James E. Ross                       Trustee and President
-------------------------------------   (Principal Executive Officer)
James E. Ross


/s/ Gary L. French                      Treasurer (Principal Accounting Officer)
-------------------------------------
Gary L. French


*                                       Trustee
-------------------------------------
William L. Boyan


*                                       Trustee
-------------------------------------
Michael F. Holland


*                                       Trustee
-------------------------------------
Rina K. Spence


*                                       Trustee
-------------------------------------
Douglas T. Williams


*    Attorney-in-fact: /s/ Julie Tedesco
                       ---------------------------

                                  EXHIBIT INDEX

EXHIBIT NO.   DOCUMENT
-----------   --------
(a)(7)        Amendment No. 6 to Agreement and Declaration of Trust dated
              September 18, 2008
(d)(5)        Voluntary Fee Waiver letter dated April 29, 2009 between SSgA
              Funds Management Inc. and the Trust with respect to the State
              Street Institutional Short-Term Tax Exempt Bond Fund
(e)(6)        Amendment to Distribution Agreement dated February 7, 2007 between the Trust and ALPS Distributors, Inc. with respect to the State
              Street Institutional Limited Duration Bond Fund, State Street
              Institutional Tax Free Limited Duration Bond Fund, and the State
              Street Institutional Tax Free Money Market Fund
(e)(8)        Form of Third Amendment to Distribution Agreement dated ___, 2009, with respect to Service Class of State Street U.S. Government
              Money Market Fund, State Street Institutional Liquid Reserves
              Fund, State Street Institutional Tax Free Money Market Fund, State
              Street Institutional Treasury Money Market Fund, State Street
              Institutional Treasury Plus Money Market Fund
(h)(1)(j)     Notice dated February 14, 2002 to Transfer Agency and Service
              Agreement dated February 28, 2000 between State Street Bank and
              Trust Company and the Trust with respect to the State Street
              Institutional Money Market Fund and the State Street Institutional
              U.S. Government Money Market Fund
(h)(1)(k)     Notice dated February 12, 2004 to Transfer Agency and Service
              Agreement dated February 28, 2000 between State Street Bank and
              Trust Company and the Trust with respect to the State Street
              Institutional Money Market Fund
(h)(10)       Master-Feeder Participation Agreement between State Street Master
              Funds and Henderson Global Funds dated April 20, 2009
(j)           Consent of Ernst & Young LLP
(m)(1)        Rule 12b-1 Plan dated May 15, 2008
(m)(2)        Shareholder Servicing Plan for Service Class effective May 15,
              2008
(m)(3)        Shareholder Servicing Plan for Investment Class adopted September
              17, 2007